UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2023 – September 30, 2024

Item 1.	Reports to Stockholders.

(a)
Beacon Accelerated Return Strategy Fund

Class I

Annual Shareholder Report | September 30, 2024

Fund Overview

This annual shareholder report contains important information about Beacon Accelerated Return Strategy Fund - I Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.

What were the Fund's Cost for the last year?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Accelerated Return Strategy Fund - I	$141	1.28%

How did the Fund perform last year?

The Beacon Accelerated Return Strategy Fund - I returned 20.42% for the 12 months ended September 30, 2024. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 18.31% return for the same time period.

The returns sought to be generated by the Fund are derived from two distinct return elements, i.e. returns from Directional/Enhanced market movements and returns from Income (or option premium). Each return driver plays a crucial, and sometimes complementary role in the overall performance of the strategy.

Over the last year, the Directional/Enhanced component added value due to the increase in the S&P 500, and the Income component detracted from value since the premium collected from selling out of the money call options was less than the losses from the exercised options.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Beacon Accelerated Return Strategy Fund - I - $19,025
S&P 500 Total Return Index - $35,098
CBOE S&P 500 BuyWrite Index - $18,344
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
10/2/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Beacon Accelerated Return Strategy Fund - I - $19,025	S&P 500 Total Return Index - $35,098	CBOE S&P 500 BuyWrite Index - $18,344
10/2/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2018	$10,243.42	$10,542.64	$10,108.88
9/30/2018	$11,370.39	$11,745.49	$10,965.39
3/31/2019	$11,254.70	$11,543.82	$10,441.48
9/30/2019	$11,949.29	$12,245.13	$10,843.96
3/31/2020	$10,310.53	$10,738.30	$8,799.38
9/30/2020	$13,182.74	$14,100.17	$10,230.23
3/31/2021	$14,841.63	$16,789.51	$11,632.69
9/30/2021	$15,478.84	$18,330.91	$12,389.07
3/31/2022	$16,146.55	$19,416.37	$13,363.35
9/30/2022	$12,672.40	$15,494.73	$11,000.36
3/31/2023	$14,707.26	$17,915.78	$12,447.06
9/30/2023	$15,799.14	$18,844.28	$12,609.14
3/31/2024	$17,916.72	$23,269.24	$13,927.23
9/30/2024	$19,025.14	$25,694.46	$14,917.28

Average Annual Total Retuns

Class I	1 Year	5 Year	Since Inception
Beacon Accelerated Return Strategy Fund - Class I	20.42%	9.75%	9.63%
S&P 500 Total Return Index	36.35%	15.98%	14.44%
CBOE S&P 500 BuyWrite Index	18.31%	6.59%	5.88%

Fund Statistics

  Total Net Assets$86,392,330
  # of Portfolio Holdings51
  Portfolio Turnover Rate (Class I)-%
  Advisory Fees Paid$900,367

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-844-894-9222 for current month-end performance.

What did the Fund invest in?

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP October 0.01 10/14/2024	11.34%
Call XSP November 0.01 11/14/2024	10.67%
Call XSP December 0.01 12/13/2024	10.66%
Call XSP January 0.01 01/14/2025	10.33%
Call XSP Febuary 0.01 02/14/2025	9.32%
Call XSP May 0.01 05/14/2025	8.31%
Call XSP JUNE 0.01 06/13/2025	8.31%
Call XSP JULY 0.01 07/14/2025	8.30%
Call XSP March 0.01 03/14/2025	7.99%
Call XSP April 0.01 04/14/2025	7.98%
Total % of Top 10 Holdings	93.21%

Asset Class Weightings

(as a % of Net Assets)

Cash, Cash Equivalents, &
Other Net Assets
(17.68)%
Purchased Options
115.46%
Short Term Security
2.22%
-40
-20
0
20
40
60
80
100
120
140

Value	Value
Short Term Security	2.22%
Purchased Options	115.46%
Cash, Cash Equivalents, & Other Net Assets	(17.68)%

Country Weightings

(as a % of Net Assets)

Value	Value
United States	117.68%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visitinghttps://www.beacontrust.com/services/investment-management/beacon-funds.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-973-206-7100.

Distributor, ALPS Distributors, Inc.

Phone: 1-844-894-9222

Email: mutualfunds@beacontrust.com

02110A621–A–09302024

Beacon Accelerated Return Strategy Fund - Class I

Annual Shareholder Report | September 30, 2024

Beacon Planned Return Strategy Fund

Class I

Annual Shareholder Report | September 30, 2024

Fund Overview

This annual shareholder report contains important information about Beacon Planned Return Strategy Fund - I Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.

What were the Fund's Cost for the last year?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - I	$129	1.20%

How did the Fund perform last year?

The Beacon Planned Return Strategy Fund - I returned 14.70% for the 12 months ended September 30, 2024. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 18.31% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”. Each return driver plays a crucial and sometimes complementary role in the overall performance of the strategy.

Over the last year, the Directional/Enhanced component added value due to the increase in the S&P 500, the Income component detracted from value since selling the out of the money call options lost more than the gains received from selling put options, and the Hedge component detracted from value due to the rise in the S&P 500.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Beacon Planned Return Strategy Fund - I - $16,878
S&P 500 Total Return Index - $35,098
CBOE S&P 500 BuyWrite Index - $18,344
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
10/2/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Beacon Planned Return Strategy Fund - I - $16,878	S&P 500 Total Return Index - $35,098	CBOE S&P 500 BuyWrite Index - $18,344
10/2/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2018	$10,132.44	$10,542.64	$10,108.88
9/30/2018	$10,764.46	$11,745.49	$10,965.39
3/31/2019	$10,916.92	$11,543.82	$10,441.48
9/30/2019	$11,385.88	$12,245.13	$10,843.96
3/31/2020	$10,263.80	$10,738.30	$8,799.38
9/30/2020	$12,207.17	$14,100.17	$10,230.23
3/31/2021	$13,272.12	$16,789.51	$11,632.69
9/30/2021	$13,614.63	$18,330.91	$12,389.07
3/31/2022	$14,113.47	$19,416.37	$13,363.35
9/30/2022	$12,197.17	$15,494.73	$11,000.36
3/31/2023	$13,917.65	$17,915.78	$12,447.06
9/30/2023	$14,714.94	$18,844.28	$12,609.14
3/31/2024	$16,078.38	$23,269.24	$13,927.23
9/30/2024	$16,877.86	$25,694.46	$14,917.28

Average Annual Total Retuns

Class I	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Class I	14.70%	8.19%	7.77%
S&P 500 Total Return Index	36.35%	15.98%	14.44%
CBOE S&P 500 BuyWrite Index	18.31%	6.59%	5.88%

Fund Statistics

  Total Net Assets$384,241,502
  # of Portfolio Holdings97
  Portfolio Turnover Rate (Class I)-%
  Advisory Fees Paid$3,685,434

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-844-894-9222 for current month-end performance.

What did the Fund invest in?

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP October 56.75 10/14/2024	9.60%
Call XSP November 58.75 11/14/2024	9.43%
Call XSP AUGUST 72.00 08/14/2025	8.53%
Call XSP September 73.42 09/12/2025	8.36%
Call XSP July 73.55 07/14/2025	8.30%
Call XSP June 70.80 06/13/2025	7.50%
Call XSP Febuary 65.20 02/14/2025	7.32%
Call XSP April 67.30 04/14/2025	7.29%
Call XSP May 69.00 05/14/2025	7.20%
Call XSP March 67.18 03/14/2025	7.16%
Total % of Top 10 Holdings	80.69%

Asset Class Weightings

(as a % of Net Assets)

Cash, Cash Equivalents, & Other Net Assets
(27.75)%
Purchased Options
126.50%
Short Term Security
1.25%
-60
-40
-20
0
20
40
60
80
100
120
140
160

Value	Value
Short Term Security	1.25%
Purchased Options	126.50%
Cash, Cash Equivalents, & Other Net Assets	(27.75)%

Country Weightings

(as a % of Net Assets)

Value	Value
United States	127.75%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visitinghttps://www.beacontrust.com/services/investment-management/beacon-funds.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-973-206-7100.

Distributor, ALPS Distributors, Inc.

Phone: 1-844-894-9222

Email: mutualfunds@beacontrust.com

02110A597–A–09302024

Beacon Planned Return Strategy Fund - Class I

Annual Shareholder Report | September 30, 2024

Brigade High Income Fund

FOUNDERS CLASS: BHIMX

ANNUAL SHAREHOLDER REPORT | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$56	0.52%

HOW DID THE FUND PERFORM LAST YEAR?

The Founder’s Share Class for the Fund returned +15.34% (net) for the one-year ending September 30, 2024, outperforming the 60% ICE BofA US HY Constrained / 40% Credit Suisse Leveraged Loan Index (+13.26%) while slightly underperforming the ICE BofA US High Yield Constrained Index (+15.67%).

The key driver to Fund performance over the one-year period were positions in high yield bonds, specifically within the Healthcare, Telecom, Energy and Financials industries. Healthcare and Telecom were among the most disperse sectors that have begun to see catalysts play out.

Bank loans was also a positive contributor to Fund performance. Similar to high yield bonds, drivers were diverse across sectors with Healthcare, Technology, Energy and Gaming the top contributors over the one-year period.

We continue to actively monitor macroeconomic developments and their effect on leveraged finance markets and remain confident in our current positioning as well as the opportunity set that we expect to become available to us in the coming months.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Brigade High Income Fund Founders Class - $12,081	Bloomberg US Aggregate Bond Index - $10,744	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan - $11,665	ICE BofA US High Yield Constrained Index - $11,722
5/1/2023	$10,000.00	$10,000.00	$10,000.00	$10,000.00
5/31/2023	$10,010.00	$9,987.39	$9,944.92	$9,918.28
6/30/2023	$10,170.00	$9,951.75	$10,131.01	$10,079.65
7/31/2023	$10,375.31	$9,944.85	$10,270.63	$10,223.73
8/31/2023	$10,510.72	$9,881.34	$10,336.42	$10,254.15
9/30/2023	$10,474.48	$9,630.21	$10,299.81	$10,133.66
10/31/2023	$10,342.50	$9,478.24	$10,223.94	$10,007.14
11/30/2023	$10,683.74	$9,907.46	$10,552.73	$10,463.95
12/31/2023	$11,032.83	$10,286.71	$10,854.29	$10,850.10
1/31/2024	$11,101.21	$10,258.45	$10,889.52	$10,852.19
2/29/2024	$11,177.43	$10,113.52	$10,947.63	$10,884.32
3/31/2024	$11,341.18	$10,206.92	$11,062.27	$11,013.97
4/30/2024	$11,174.69	$9,949.09	$11,025.90	$10,903.84
5/31/2024	$11,348.61	$10,117.76	$11,141.06	$11,027.57
6/30/2024	$11,420.66	$10,213.58	$11,217.73	$11,134.01
7/31/2024	$11,666.50	$10,452.15	$11,382.75	$11,352.50
8/31/2024	$11,866.52	$10,602.31	$11,518.45	$11,533.08
9/30/2024	$12,081.16	$10,744.29	$11,665.22	$11,721.54

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	15.34%	14.28%
Bloomberg US Aggregate Bond Index	11.57%	5.20%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	13.26%	11.49%
ICE BofA US High Yield Constrained Index	15.67%	11.87%

FUND STATISTICS

  Total Net Assets$580,476,781
  # of Portfolio Holdings248
  Portfolio Turnover Rate49%
  Advisory Fees Paid$1,686,711

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	59.7%
Bank Loans	31.9%
Common Stocks	0.9%
Convertible Corporate Bond	0.1%
Cash and Equivalents	7.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Consumer, Non-cyclical
19.4%
Consumer, Cyclical
18.5%
Communications
16.4%
Financial
12.4%
Energy
8.4%
Basic Materials
6.2%
Industrial
5.5%
Technology
5.1%
Utilities
0.8%
Cash and Equivalents
7.4%
0%
5%
10%
15%
20%

Value	Value
Cash and Equivalents	7.4%
Utilities	0.8%
Technology	5.1%
Industrial	5.5%
Basic Materials	6.2%
Energy	8.4%
Financial	12.4%
Communications	16.4%
Consumer, Cyclical	18.5%
Consumer, Non-cyclical	19.4%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.2%
TransDigm, Inc. 12/01/2031 7.125%	1.2%
Team Health Holdings, Inc. 03/02/2027 3M SOFR + 5.25%	1.2%
Radiology Partners, Inc. 01/31/2029 7.775%	1.1%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	1.0%
Syniverse Holdings LLC 05/13/2027 3M SOFR + 7.00%	0.9%
Warhorse Gaming, LLC 06/15/2028 1M SOFR + 9.25%	0.9%
Envision Healthcare Operating, INC. TL 1L 12/30/2027 1M SOFR + 8.25%	0.9%
Carestream Health, Inc. 09/30/2027 3M SOFR + 7.50%	0.9%
Team Health Holdings, Inc. 06/30/2028 13.50%	0.9%
Total % of Top 10 Holdings	10.1%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Value	Value
BBB	1.3%
BB	27.2%
B	43.9%
CCC	15.3%
D	0.4%
NR	5.1%
Cash and Equivalents	7.4%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - FOUNDERS CLASS

ANNUAL SHAREHOLDER REPORT | September 30, 2024

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A456–A–09302024

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 212.745.9700.

Brigade High Income Fund

INSTITUTIONAL CLASS: BHIIX

ANNUAL SHAREHOLDER REPORT | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$74	0.69%

HOW DID THE FUND PERFORM LAST YEAR?

The Institutional’s Share Class for the Fund returned +15.14% (net) for the one-year ending September 30, 2024, outperforming the 60% ICE BofA US HY Constrained / 40% Credit Suisse Leveraged Loan Index (+13.26%) while slightly underperforming the ICE BofA US High Yield Constrained Index (+15.67%).

The key driver to Fund performance over the one-year period was positions in high yield bonds, specifically within the Healthcare, Telecom, Energy and Financials industries. Healthcare and Telecom were among the most disperse sectors that have begun to see catalysts play out.

Bank loans was also a positive contributor to Fund performance. Similar to high yield bonds, drivers were diverse across sectors with Healthcare, Technology, Energy and Gaming the top contributors over the one-year period.

We continue to actively monitor macroeconomic developments and their effect on leveraged finance markets and remain confident in our current positioning as well as the opportunity set that we expect to become available to us in the coming months.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Brigade High Income Fund Institutional Class - $12,065	Bloomberg US Aggregate Bond Index - $10,613	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan - $11,717	ICE BofA US High Yield Constrained Index - $11,795
5/4/2023	$10,000.00	$10,000.00	$10,000.00	$10,000.00
5/31/2023	$10,020.04	$9,865.77	$9,989.10	$9,980.02
6/30/2023	$10,190.38	$9,830.56	$10,176.02	$10,142.40
7/31/2023	$10,383.19	$9,823.75	$10,316.26	$10,287.37
8/31/2023	$10,516.63	$9,761.00	$10,382.35	$10,317.98
9/30/2023	$10,488.63	$9,512.94	$10,345.57	$10,196.74
10/31/2023	$10,345.54	$9,362.82	$10,269.36	$10,069.43
11/30/2023	$10,695.59	$9,786.81	$10,599.61	$10,529.09
12/31/2023	$11,042.25	$10,161.45	$10,902.51	$10,917.65
1/31/2024	$11,098.26	$10,133.53	$10,937.90	$10,919.74
2/29/2024	$11,172.73	$9,990.36	$10,996.27	$10,952.07
3/31/2024	$11,345.67	$10,082.63	$11,111.42	$11,082.53
4/30/2024	$11,177.41	$9,827.93	$11,074.89	$10,971.72
5/31/2024	$11,338.94	$9,994.55	$11,190.55	$11,096.22
6/30/2024	$11,420.95	$10,089.21	$11,267.57	$11,203.32
7/31/2024	$11,665.41	$10,324.87	$11,433.32	$11,423.17
8/31/2024	$11,852.53	$10,473.20	$11,569.62	$11,604.87
9/30/2024	$12,065.48	$10,613.45	$11,717.05	$11,794.51

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	15.14%	14.34%
Bloomberg US Aggregate Bond Index	11.57%	4.32%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	13.26%	11.91%
ICE BofA US High Yield Constrained Index	15.67%	12.43%

FUND STATISTICS

  Total Net Assets$580,476,781
  # of Portfolio Holdings248
  Portfolio Turnover Rate49%
  Advisory Fees Paid$1,686,711

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	59.7%
Bank Loans	31.9%
Common Stocks	0.9%
Convertible Corporate Bond	0.1%
Cash and Equivalents	7.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash and Equivalents	7.4%
Utilities	0.8%
Technology	5.1%
Industrial	5.5%
Basic Materials	6.2%
Energy	8.4%
Financial	12.4%
Communications	16.4%
Consumer, Cyclical	18.5%
Consumer, Non-cyclical	19.4%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.2%
TransDigm, Inc. 12/01/2031 7.125%	1.2%
Team Health Holdings, Inc. 03/02/2027 3M SOFR + 5.25%	1.2%
Radiology Partners, Inc. 01/31/2029 7.775%	1.1%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	1.0%
Syniverse Holdings LLC 05/13/2027 3M SOFR + 7.00%	0.9%
Warhorse Gaming, LLC 06/15/2028 1M SOFR + 9.25%	0.9%
Envision Healthcare Operating, INC. TL 1L 12/30/2027 1M SOFR + 8.25%	0.9%
Carestream Health, Inc. 09/30/2027 3M SOFR + 7.50%	0.9%
Team Health Holdings, Inc. 06/30/2028 13.50%	0.9%
Total % of Top 10 Holdings	10.1%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Value	Value
BBB	1.3%
BB	27.2%
B	43.9%
CCC	15.3%
D	0.4%
NR	5.1%
Cash and Equivalents	7.4%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - INSTITUTIONAL CLASS

ANNUAL SHAREHOLDER REPORT | September 30, 2024

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A449–A–09302024

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 212.745.9700.

Carret Kansas Tax-Exempt Bond Fund

CLASS A : IKSTX

ANNUAL SHAREHOLDER REPORT | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - A	$76	0.73%

HOW DID THE FUND PERFORM LAST YEAR?

For the year ended September 30, 2024, the Carret Kansas Tax-Exempt Bond Fund returned 8.5% versus a return of 8.4% for the Bloomberg US Municipal Bond: 7 Year Index. The performance of the Fund was driven by the overall decline in interest rates during Fiscal Year 2024. The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond landscape. The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,463
Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,979
Bloomberg Municipal Bond Index - $12,821
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,456
$13,000
$12,000
$11,000
$10,000
$9,000
9/30/2014
10/31/2014
4/30/2015
10/31/2015
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,463	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,979	Bloomberg Municipal Bond Index - $12,821	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,456
9/30/2014	$10,000.00	$9,577.59	$10,000.00	$10,000.00
10/31/2014	$10,069.24	$9,643.90	$10,068.55	$10,064.46
4/30/2015	$10,201.49	$9,770.57	$10,185.83	$10,168.86
10/31/2015	$10,304.35	$9,869.08	$10,357.26	$10,337.47
4/30/2016	$10,526.71	$10,082.05	$10,725.04	$10,637.70
10/31/2016	$10,552.30	$10,106.56	$10,777.57	$10,671.52
4/30/2017	$10,506.17	$10,062.37	$10,740.49	$10,659.51
10/31/2017	$10,620.96	$10,172.32	$11,013.84	$10,855.82
3/31/2018	$10,564.61	$10,118.35	$10,946.62	$10,694.07
9/30/2018	$10,567.25	$10,120.87	$11,025.32	$10,785.48
3/31/2019	$10,937.71	$10,475.69	$11,536.08	$11,299.41
9/30/2019	$11,254.44	$10,779.04	$11,968.05	$11,634.19
3/31/2020	$11,380.38	$10,899.65	$11,980.09	$11,628.31
9/30/2020	$11,694.44	$11,200.45	$12,457.76	$12,190.03
3/31/2021	$11,756.32	$11,259.72	$12,639.99	$12,278.75
9/30/2021	$11,816.89	$11,317.72	$12,785.15	$12,363.55
3/31/2022	$11,173.91	$10,701.91	$12,075.09	$11,683.21
9/30/2022	$10,432.48	$9,991.80	$11,314.78	$11,237.65
3/31/2023	$11,144.19	$10,673.44	$12,106.29	$11,917.75
9/30/2023	$10,569.79	$10,123.30	$11,616.19	$11,488.13
3/31/2024	$11,240.80	$10,765.97	$12,484.78	$12,173.12
9/30/2024	$11,463.49	$10,979.26	$12,820.99	$12,455.95

AVERAGE ANNUAL TOTAL RETURNS

Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	8.46%	0.37%	1.38%
Carret Kansas Tax-Exempt Bond Fund - Class A - LoadFootnote Reference*	3.81%	-0.50%	0.94%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	8.41%	1.38%	2.22%

FUND STATISTICS

  Total Net Assets$122,987,531
  # of Portfolio Holdings166
  Portfolio Turnover Rate10%
  Advisory Fees Paid$143,877

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	50.9%
> 10 Yr	28.3%
3-5 Yr	12.5%
1-3 Yr	5.1%
< 1 Yr	2.5%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.53%
General Obligation Ltd	0.43%
Certificate Participation	3.39%
Revenue Bonds	35.70%
General Obligation Unltd	58.95%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
Allen County Unified School District No 257 09/01/2043 3.00%	1.73%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.72%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.71%
Johnson & Miami Counties Unified School District No 230 Spring Hills 09/01/2030 5.00%	1.68%
Kansas Development Finance Authority 05/01/2042 5.00%	1.38%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.30%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.27%
City of Lenexa KS 09/01/2033 3.00%	1.27%
County of Johnson KS 09/01/2035 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.25%
Total % of Top 10 Holdings	14.57%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/carret-kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - CLASS A

ANNUAL SHAREHOLDER REPORT | September 30, 2024

02110A530–A–09302024

Carret Kansas Tax-Exempt Bond Fund

INSTITUTIONAL : SEKSX

ANNUAL SHAREHOLDER REPORT | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - I for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - I	$50	0.48%

HOW DID THE FUND PERFORM LAST YEAR?

For the year ended September 30, 2024, the Carret Kansas Tax-Exempt Bond Fund returned 8.7% versus a return of 8.4% for the Bloomberg US Municipal Bond: 7 Year Index. The performance of the Fund was driven by the overall decline in interest rates during Fiscal Year 2024. The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond landscape. The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - Institutional - $11,814
Bloomberg Municipal Bond Index - $12,821
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,456
$13,000
$12,000
$11,000
$10,000
9/30/2014
10/31/2014
4/30/2015
10/31/2015
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Carret Kansas Tax-Exempt Bond Fund - Institutional - $11,814	Bloomberg Municipal Bond Index - $12,821	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,456
9/30/2014	$10,000.00	$10,000.00	$10,000.00
10/31/2014	$10,072.56	$10,068.55	$10,064.46
4/30/2015	$10,224.56	$10,185.83	$10,168.86
10/31/2015	$10,344.23	$10,357.26	$10,337.47
4/30/2016	$10,587.69	$10,725.04	$10,637.70
10/31/2016	$10,634.21	$10,777.57	$10,671.52
4/30/2017	$10,608.17	$10,740.49	$10,659.51
10/31/2017	$10,745.14	$11,013.84	$10,855.82
3/31/2018	$10,705.39	$10,946.62	$10,694.07
9/30/2018	$10,728.66	$11,025.32	$10,785.48
3/31/2019	$11,108.35	$11,536.08	$11,299.41
9/30/2019	$11,455.29	$11,968.05	$11,634.19
3/31/2020	$11,597.89	$11,980.09	$11,628.31
9/30/2020	$11,932.85	$12,457.76	$12,190.03
3/31/2021	$12,010.96	$12,639.99	$12,278.75
9/30/2021	$12,087.96	$12,785.15	$12,363.55
3/31/2022	$11,444.55	$12,075.09	$11,683.21
9/30/2022	$10,698.61	$11,314.78	$11,237.65
3/31/2023	$11,442.69	$12,106.29	$11,917.75
9/30/2023	$10,866.59	$11,616.19	$11,488.13
3/31/2024	$11,570.50	$12,484.78	$12,173.12
9/30/2024	$11,814.48	$12,820.99	$12,455.95

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	8.72%	0.62%	1.68%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	8.41%	1.38%	2.22%

FUND STATISTICS

  Total Net Assets$122,987,531
  # of Portfolio Holdings166
  Portfolio Turnover Rate10%
  Advisory Fees Paid$143,877

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	50.9%
> 10 Yr	28.3%
3-5 Yr	12.5%
1-3 Yr	5.1%
< 1 Yr	2.5%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.53%
General Obligation Ltd	0.43%
Certificate Participation	3.39%
Revenue Bonds	35.70%
General Obligation Unltd	58.95%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
Allen County Unified School District No 257 09/01/2043 3.00%	1.73%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.72%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.71%
Johnson & Miami Counties Unified School District No 230 Spring Hills 09/01/2030 5.00%	1.68%
Kansas Development Finance Authority 05/01/2042 5.00%	1.38%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.30%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.27%
City of Lenexa KS 09/01/2033 3.00%	1.27%
County of Johnson KS 09/01/2035 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.25%
Total % of Top 10 Holdings	14.57%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/carret-kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - INSTITUTIONAL

ANNUAL SHAREHOLDER REPORT | September 30, 2024

02110A522–A–09302024

CLARKSTON FOUNDERS FUND

Founders Class: CFMDX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$86	0.80%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Founders Class earned a return of 16.16% compared to 29.33% for the Russell Midcap® Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Stericycle, Inc. (SRCL), a company that provides regulated waste and compliance services in the United States, Europe, and internationally

Three largest detractors from the Fund’s performance for the period:

  Altice USA, Inc. (ATUS), a provider of broadband communications and video services in the United States, Canada, Puerto Rico, and the Virgin Islands offering broadband, video, telephony, and mobile services to residential and business customers

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  Dollar General Corporation (DG), a discount retailer that provides consumable products, seasonal products, and apparel in the southern, southwestern, midwestern, and eastern United States

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Founders Class - $11,294
Russell 3000® Index - $14,526
Russell Midcap® Index - $12,595
$15,000
$10,000
$5,000
$0
2/16/2021
9/30/2021
9/30/2022
9/30/2023
9/30/2024

	Clarkston Founders Fund - Founders Class - $11,294	Russell 3000® Index - $14,526	Russell Midcap® Index - $12,595
2/16/2021	$10,000.00	$10,000.00	$10,000.01
9/30/2021	$9,709.86	$10,828.58	$10,650.09
9/30/2022	$8,871.31	$8,919.79	$8,584.62
9/30/2023	$9,723.29	$10,744.89	$9,738.90
9/30/2024	$11,294.20	$14,526.40	$12,595.16

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	16.16%	3.42%
Russell 3000® Index	35.19%	10.87%
Russell Midcap® Index	29.33%	6.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$774,895,467
  # of Portfolio Holdings (excluding cash)21
  Portfolio Turnover Rate17%
  Advisory Fees Paid$5,035,060

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	13.68%
Utilities	4.76%
Health Care	5.92%
Consumer Discretionary	6.03%
Technology	8.86%
Industrials	14.95%
Financials	17.71%
Consumer Staples	28.09%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Clarivate PLC	8.86%
Post Holdings, Inc.	7.92%
US Foods Holding Corp.	6.63%
Affiliated Managers Group, Inc.	5.53%
GFL Environmental Inc.	4.94%
Stericycle, Inc.	4.76%
Molson Coors Beverage Co.	4.38%
FedEx Corp.	4.31%
Avantor, Inc.	3.99%
Anheuser-Busch InBev SA/NV	3.98%
Total % of Top 10 Holdings	55.30%

Clarkston Founders Fund - Founders Class : CFMDX

Annual Shareholder Report - September 30, 2024

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A498–A–09302024

CLARKSTON FOUNDERS FUND

Institutional Class: CIMDX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$96	0.89%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Institutional Class earned a return of 16.00% compared to 29.33% for the Russell Midcap® Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Stericycle, Inc. (SRCL), a company that provides regulated waste and compliance services in the United States, Europe, and internationally

Three largest detractors from the Fund’s performance for the period:

  Altice USA, Inc. (ATUS), a provider of broadband communications and video services in the United States, Canada, Puerto Rico, and the Virgin Islands offering broadband, video, telephony, and mobile services to residential and business customers

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

  Dollar General Corporation (DG), a discount retailer that provides consumable products, seasonal products, and apparel in the southern, southwestern, midwestern, and eastern United States

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Institutional Class - $18,739
Russell 3000® Index - $27,526
Russell Midcap® Index - $21,913
$30,000
$20,000
$10,000
$0
1/31/2017
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

	Clarkston Founders Fund - Institutional Class - $18,739	Russell 3000® Index - $27,526	Russell Midcap® Index - $21,913
1/31/2017	$10,000.00	$10,000.00	$10,000.00
9/30/2017	$10,640.00	$11,180.72	$10,910.60
9/30/2018	$11,385.78	$13,146.27	$12,435.94
9/30/2019	$11,990.90	$13,529.83	$12,832.06
9/30/2020	$13,110.31	$15,559.49	$13,416.23
9/30/2021	$16,165.93	$20,519.14	$18,528.86
9/30/2022	$14,753.59	$16,902.16	$14,935.38
9/30/2023	$16,154.61	$20,360.55	$16,943.58
9/30/2024	$18,738.58	$27,526.15	$21,912.85

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	16.00%	9.34%	8.54%
Russell 3000® Index	35.19%	15.26%	14.13%
Russell Midcap® Index	29.33%	11.30%	10.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$774,895,467
  # of Portfolio Holdings (excluding cash)21
  Portfolio Turnover Rate17%
  Advisory Fees Paid$5,035,060

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	13.68%
Utilities	4.76%
Health Care	5.92%
Consumer Discretionary	6.03%
Technology	8.86%
Industrials	14.95%
Financials	17.71%
Consumer Staples	28.09%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Clarivate PLC	8.86%
Post Holdings, Inc.	7.92%
US Foods Holding Corp.	6.63%
Affiliated Managers Group, Inc.	5.53%
GFL Environmental Inc.	4.94%
Stericycle, Inc.	4.76%
Molson Coors Beverage Co.	4.38%
FedEx Corp.	4.31%
Avantor, Inc.	3.99%
Anheuser-Busch InBev SA/NV	3.98%
Total % of Top 10 Holdings	55.30%

Clarkston Founders Fund - Institutional Class : CIMDX

Annual Shareholder Report - September 30, 2024

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A647–A–09302024

CLARKSTON FUND

Institutional Class: CILGX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Fund Institutional Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$70	0.64%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund earned a return of 18.94% compared to 35.68% for the Russell 1000® Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  American Express Company (AXP), an integrated payments company offering credit card, charge card, banking, and other payment and financing products; network services; expense management products and services; and travel and lifestyle services

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years

Three largest detractors from the Fund’s performance for the period:

  Lamb Weston Holdings, Inc. (LW), a company that engages in the production, distribution, and marketing of frozen potato products in the United States, Canada, Mexico, and internationally

  Altice USA, Inc. (ATUS), a provider of broadband communications and video services in the United States, Canada, Puerto Rico, and the Virgin Islands offering broadband, video, telephony, and mobile services to residential and business customers

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Fund - Institutional Class - $21,302
Russell 3000® Index - $31,129
Russell 1000® Index - $31,796
$40,000
$30,000
$20,000
$10,000
$0
4/1/2016
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

	Clarkston Fund - Institutional Class - $21,302	Russell 3000® Index - $31,129	Russell 1000® Index - $31,796
4/1/2016	$10,000.00	$10,000.00	$10,000.00
9/30/2016	$10,520.00	$10,651.67	$10,602.18
9/30/2017	$11,585.22	$12,644.23	$12,567.64
9/30/2018	$12,279.68	$14,867.07	$14,800.27
9/30/2019	$13,620.34	$15,300.84	$15,373.47
9/30/2020	$13,731.26	$17,596.17	$17,835.24
9/30/2021	$17,862.05	$23,205.03	$23,357.69
9/30/2022	$15,301.96	$19,114.60	$19,336.60
9/30/2023	$17,909.66	$23,025.67	$23,434.74
9/30/2024	$21,301.83	$31,129.23	$31,796.21

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	18.94%	9.36%	9.31%
Russell 3000® Index	35.19%	15.26%	14.30%
Russell 1000® Index	35.68%	15.64%	14.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$167,886,810
  # of Portfolio Holdings (excluding cash)24
  Portfolio Turnover Rate23%
  Advisory Fees Paid$590,276

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	17.48%
Telecommunications	2.03%
Health Care	5.74%
Consumer Discretionary	6.58%
Technology	8.14%
Financials	15.47%
Industrials	19.30%
Consumer Staples	25.26%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Clarivate PLC	8.14%
US Foods Holding Corp.	6.23%
Post Holdings, Inc.	5.17%
Affiliated Managers Group, Inc.	4.98%
FedEx Corp.	4.81%
Anheuser-Busch InBev SA/NV	4.34%
CH Robinson Worldwide, Inc.	3.94%
Molson Coors Beverage Co.	3.94%
Avantor, Inc.	3.62%
Lamb Weston Holdings, Inc.	3.39%
Total % of Top 10 Holdings	48.56%

Clarkston Fund - Institutional Class : CILGX

Annual Shareholder Report - September 30, 2024

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A662–A–09302024

CLARKSTON PARTNERS FUND

Founders Class: CFSMX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$91	0.85%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Founders Class earned a return of 13.97% compared to 26.17% for the Russell 2500TMIndex and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Affiliated Managers Group, Inc. (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years

Three largest detractors from the Fund’s performance for the period:

  Leslie’s, Inc. (LESL), the largest direct-to-consumer brand in the U.S. pool and spa care industry

  Hillenbrand, Inc. (HI), global industrial company that provides highly engineered processing equipment and services to customers around the world

  Cable One, Inc. (CABO), a leading broadband communications provider to more than 1 million residential and business customers across 24 states

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Partners Fund - Founders Class - $21,399
Russell 3000® Index - $32,474
Russell 2500™ Index - $23,441
$40,000
$30,000
$20,000
$10,000
$0
9/15/2015
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

	Clarkston Partners Fund - Founders Class - $21,399	Russell 3000® Index - $32,474	Russell 2500™ Index - $23,441
9/15/2015	$10,000.00	$10,000.00	$10,000.00
9/30/2015	$9,700.00	$9,665.53	$9,498.31
9/30/2016	$11,128.51	$11,111.89	$10,869.43
9/30/2017	$12,559.25	$13,190.54	$12,803.44
9/30/2018	$13,652.11	$15,509.42	$14,876.68
9/30/2019	$14,127.99	$15,961.93	$14,275.04
9/30/2020	$14,435.32	$18,356.44	$14,591.80
9/30/2021	$18,689.92	$24,207.63	$21,162.24
9/30/2022	$17,509.66	$19,940.47	$16,695.43
9/30/2023	$18,775.22	$24,020.53	$18,579.37
9/30/2024	$21,398.74	$32,474.21	$23,440.98

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	13.97%	8.66%	8.78%
Russell 3000® Index	35.19%	15.26%	13.91%
Russell 2500™ Index	26.17%	10.43%	9.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$1,181,212,973
  # of Portfolio Holdings (excluding cash)21
  Portfolio Turnover Rate22%
  Advisory Fees Paid$9,880,128

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	6.91%
Telecommunications	2.78%
Utilities	4.95%
Consumer Discretionary	6.78%
Health Care	7.67%
Technology	9.92%
Industrials	12.77%
Financials	16.55%
Consumer Staples	31.67%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Clarivate PLC	9.92%
Post Holdings, Inc.	8.25%
US Foods Holding Corp.	7.18%
Affiliated Managers Group, Inc.	6.88%
GFL Environmental Inc.	5.54%
LPL Financial Holdings Inc.	5.22%
Stericycle, Inc.	4.95%
Molson Coors Beverage Co.	4.75%
John Wiley & Sons, Inc.	4.53%
CH Robinson Worldwide, Inc.	4.32%
Total % of Top 10 Holdings	61.54%

Clarkston Partners Fund - Founders Class : CFSMX

Annual Shareholder Report - September 30, 2024

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A670–A–09302024

CLARKSTON PARTNERS FUND

Institutional Class: CISMX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$99	0.93%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Institutional Class earned a return of 13.88% compared to 26.17% for the Russell 2500TM Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Affiliated Managers Group, Inc. (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years

Three largest detractors from the Fund’s performance for the period:

  Leslie’s, Inc. (LESL), the largest direct-to-consumer brand in the U.S. pool and spa care industry

  Hillenbrand, Inc. (HI), global industrial company that provides highly engineered processing equipment and services to customers around the world

  Cable One, Inc. (CABO), a leading broadband communications provider to more than 1 million residential and business customers across 24 states

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Partners Fund - Institutional Class - $21,191
Russell 3000® Index - $32,474
Russell 2500™ Index - $23,441
$40,000
$30,000
$20,000
$10,000
$0
9/15/2015
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

	Clarkston Partners Fund - Institutional Class - $21,191	Russell 3000® Index - $32,474	Russell 2500™ Index - $23,441
9/15/2015	$10,000.00	$10,000.00	$10,000.00
9/30/2015	$9,700.00	$9,665.53	$9,498.31
9/30/2016	$11,103.21	$11,111.89	$10,869.43
9/30/2017	$12,518.44	$13,190.54	$12,803.44
9/30/2018	$13,584.55	$15,509.42	$14,876.68
9/30/2019	$14,052.89	$15,961.93	$14,275.04
9/30/2020	$14,343.09	$18,356.44	$14,591.80
9/30/2021	$18,549.31	$24,207.63	$21,162.24
9/30/2022	$17,364.47	$19,940.47	$16,695.43
9/30/2023	$18,607.92	$24,020.53	$18,579.37
9/30/2024	$21,191.26	$32,474.21	$23,440.98

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	13.88%	8.56%	8.66%
Russell 3000® Index	35.19%	15.26%	13.91%
Russell 2500™ Index	26.17%	10.43%	9.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$1,181,212,973
  # of Portfolio Holdings (excluding cash)21
  Portfolio Turnover Rate22%
  Advisory Fees Paid$9,880,128

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	6.91%
Telecommunications	2.78%
Utilities	4.95%
Consumer Discretionary	6.78%
Health Care	7.67%
Technology	9.92%
Industrials	12.77%
Financials	16.55%
Consumer Staples	31.67%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Clarivate PLC	9.92%
Post Holdings, Inc.	8.25%
US Foods Holding Corp.	7.18%
Affiliated Managers Group, Inc.	6.88%
GFL Environmental Inc.	5.54%
LPL Financial Holdings Inc.	5.22%
Stericycle, Inc.	4.95%
Molson Coors Beverage Co.	4.75%
John Wiley & Sons, Inc.	4.53%
CH Robinson Worldwide, Inc.	4.32%
Total % of Top 10 Holdings	61.54%

Clarkston Partners Fund - Institutional Class : CISMX

Annual Shareholder Report - September 30, 2024

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A688–A–09302024

Hillman Value Fund

HCMAX

ANNUAL SHAREHOLDER REPORT - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.

This report describes changes to the Fund that occurred during the September 30, 2024 annual reporting period.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

FUND NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$106	0.95%

How has the Fund performed last 10 years?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Hillman Value Fund - $27,982
FT Wilshire 5000 Index - TR - $34,007
Russell 1000® Value Index TR - $24,183
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,006.82
$27,982.38
$24,183.49
9/30/2014
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Hillman Value Fund - $27,982	FT Wilshire 5000 Index - TR - $34,007	Russell 1000® Value Index TR - $24,183
9/30/2014	$10,000.00	$10,000.00	$10,000.00
3/31/2015	$10,463.65	$10,695.82	$10,422.23
9/30/2015	$9,538.33	$9,965.91	$9,557.63
3/31/2016	$10,414.56	$10,724.02	$10,261.64
9/30/2016	$11,034.76	$11,495.06	$11,105.49
3/31/2017	$12,371.27	$12,692.76	$12,234.24
9/30/2017	$13,065.76	$13,670.66	$12,784.94
3/31/2018	$13,352.97	$14,433.47	$13,084.25
9/30/2018	$14,855.70	$16,076.63	$13,993.12
3/31/2019	$15,441.16	$15,715.80	$13,826.72
9/30/2019	$16,532.17	$16,543.25	$14,552.94
3/31/2020	$13,420.29	$14,311.24	$11,452.89
9/30/2020	$15,859.78	$19,047.95	$13,821.68
3/31/2021	$21,518.27	$23,218.15	$17,876.53
9/30/2021	$22,685.40	$25,210.39	$18,660.91
3/31/2022	$23,757.17	$26,258.82	$19,962.50
9/30/2022	$18,703.53	$20,881.52	$16,540.48
3/31/2023	$22,637.92	$23,988.01	$18,782.01
9/30/2023	$22,686.64	$25,157.50	$18,928.63
3/31/2024	$27,689.42	$31,007.29	$22,588.76
9/30/2024	$27,982.38	$34,006.82	$24,183.49

How did the Fund perform last year?

For the year ended September 30, 2024, the Hillman Value Fund returned 23.34% versus a return of 27.76% for the Russell 1000 Value Total Return Index. The Fund benefitted from strong performance in the Information Technology, Communication Services, and Financials Sectors, while investments in the Industrials and Health Care Sectors weighed on performance. The premiums generated from option writing nominally benefitted performance. The long-term pursuit of outperformance requires variability around the index, which necessarily includes periods of underperformance. It is our view that investment in enterprises which we believe possess sustainable competitive advantages, coupled with adherence to our fundamentally sound valuation discipline, should work well over the long term.

AVERAGE ANNUAL TOTAL RETURNS

Fund	1 Year	5 Year	10 Year
Hillman Value Fund	23.34%	11.10%	10.84%
FT Wilshire 5000 Index - TR	35.18%	15.50%	13.02%
Russell 1000® Value Index TR	27.76%	10.69%	9.23%

FUND STATISTICS

  Total Net Assets$229,141,646
  # of Portfolio Holdings39
  Portfolio Turnover Rate35%
  Advisory Fees Paid$1,517,153

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-855-400-5994 for current month-end performance.

What did the Fund invest in?

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.48%
Real Estate	2.67%
Industrials	4.75%
Materials	8.52%
Information Technology	9.23%
Financials	10.20%
Consumer Discretionary	10.80%
Consumer Staples	13.28%
Communication Services	16.48%
Health Care	20.59%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Real Estate Investment Trust	2.67%
Common Stock	93.85%
Cash, Cash Equivalents, & Other Net Assets	3.48%

TOP TEN HOLDINGS

(% of Net Assets)

Top 10%
Bristol-Myers Squibb Co.	3.48%
US Bancorp	3.11%
AT&T, Inc.	2.98%
DuPont de Nemours, Inc.	2.95%
Campbell Soup Co.	2.94%
NIKE, Inc.	2.91%
Warner Bros Discovery, Inc.	2.91%
International Flavors & Fragrances, Inc.	2.88%
Pfizer, Inc.	2.79%
Walt Disney Co.	2.73%
Total % of Top 10 Holdings	29.68%

Material Fund Changes

This is a summary of certain changes to the Fund since February 1, 2024.  For more complete information, you may review the Fund’s prospectus, dated February 1, 2024, at https://hcmfunds.com/resources or upon request at 1-855-400-5944 or info@hillmancapital.com.

Effective February 1, 2024, the Fund's management fee was reduced to 0.70%. Prior to February 1, 2024, the management fee was 0.85%.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://hcmfunds.com/resources.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 1-855-400-5944.

Hillman Value Fund — HCMAX

ANNUAL SHAREHOLDER REPORT - September 30, 2024

Phone: 1-855-400-5944

Distributor, ALPS Distributors, Inc.

02110A514–A–09302024

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investor: WASIX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Seven Canyons Strategic Global Fund - Investor for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://sevencanyonsadvisors.com/investor-reports. You can also request this information by contacting us at

833-722-6966.

This report describes changes to the Fund that occurred during the September 30, 2024 annual reporting period.

WHAT WERE THE FUND’S COST FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons Strategic Global Fund - Investor	$154	1.40%

HOW DID THE FUND PERFORM LAST YEAR?

The Seven Canyons Strategic Global Fund - Investor Fund returned 19.45% for the 12 months ended September 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 36.35% return for the same time period. Please see below tables for additional indexes.

The Fund slightly underperformed the benchmark during the year. The main cause of underperformance came from the Fund's underweight in US stocks – 51% of the benchmark weight is in US assets, compared to only 14% of the fund portfolio. The Fund's US stock picks actually outperformed the benchmark’s, but the Fund's general underweight in this strong geography led to a large disparity in the Fund’s relative performance to the bench. At fiscal year end, we believe current valuations in US markets are extremely elevated relative to similar companies in international markets, which led the decision for the Fund to remain underweight in US stocks.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Seven Canyons Strategic Global Fund - Investor - $15,519
MSCI All Country World Index Small Cap - $21,208
S&P 500 Total Return Index - $35,098
Bloomberg US Aggregate Bond Index - $12,004
MSCI All Country World Index - $24,526
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
9/30/2014
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Seven Canyons Strategic Global Fund - Investor - $15,519	MSCI All Country World Index Small Cap - $21,208	S&P 500 Total Return Index - $35,098	Bloomberg US Aggregate Bond Index - $12,004	MSCI All Country World Index - $24,526
9/30/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00	$10,000.00
3/31/2015	$10,488.12	$10,621.56	$10,593.00	$10,342.99	$10,272.87
9/30/2015	$9,046.27	$9,671.71	$9,938.54	$10,294.08	$9,334.43
3/31/2016	$9,231.89	$10,143.17	$10,781.85	$10,545.74	$9,827.24
9/30/2016	$9,714.02	$11,045.76	$11,472.09	$10,828.61	$10,450.58
3/31/2017	$10,296.40	$11,918.05	$12,633.34	$10,592.20	$11,305.41
9/30/2017	$10,888.79	$13,169.35	$13,606.99	$10,836.47	$12,399.40
3/31/2018	$11,063.13	$13,833.37	$14,400.98	$10,719.63	$12,983.85
9/30/2018	$12,045.66	$14,311.24	$16,044.04	$10,704.69	$13,611.40
3/31/2019	$11,489.86	$13,474.05	$15,768.56	$11,199.93	$13,321.57
9/30/2019	$11,803.49	$13,531.33	$16,726.54	$11,806.86	$13,799.15
3/31/2020	$8,611.92	$10,366.25	$14,668.25	$12,200.51	$11,822.21
9/30/2020	$11,614.43	$13,967.18	$19,260.47	$12,631.53	$15,240.21
3/31/2021	$14,938.53	$18,868.13	$22,934.04	$12,287.16	$18,277.12
9/30/2021	$17,614.25	$19,638.17	$25,039.55	$12,518.46	$19,421.46
3/31/2022	$14,771.73	$18,802.37	$26,522.27	$11,776.98	$19,607.46
9/30/2022	$11,507.93	$14,767.59	$21,165.40	$10,690.82	$15,409.06
3/31/2023	$14,121.62	$17,003.09	$24,472.49	$11,213.64	$18,149.10
9/30/2023	$12,992.48	$17,018.64	$25,740.81	$10,759.71	$18,614.54
3/31/2024	$13,577.81	$19,776.18	$31,785.18	$11,404.06	$22,350.79
9/30/2024	$15,519.37	$21,207.95	$35,097.98	$12,004.45	$24,525.71

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	10 Year
Seven Canyons Strategic Global Fund - Investor	19.45%	5.63%	4.49%
MSCI All Country World Index Small Cap	24.62%	9.40%	7.81%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index	31.76%	12.19%	9.39%

FUND STATISTICS

  Total Net Assets$14,230,052
  # of Portfolio Holdings61
  Portfolio Turnover Rate88%
  Advisory Fees Paid$5,379

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 833-722-6966 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	8.69%
Communication Services	1.06%
Health Care	2.84%
Consumer Discretionary	2.99%
Materials	6.34%
Consumer Staples	11.63%
Industrials	15.59%
Financials	19.00%
Information Technology	31.86%

ASSET WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	91.31%
Rights and Warrants	-%
Cash, Cash Equivalents, & Other Net Assets	8.69%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State Street Institutional US Government Money Market Fund, Investor Class	6.67%
flatexDEGIRO AG	6.32%
JDC Group AG	4.47%
ReposiTrack, Inc.	4.23%
Elixirr International PLC	4.13%
Blackline Safety Corp.	3.98%
Kitwave Group PLC	3.82%
Climb Global Solutions, Inc.	2.73%
System Support, Inc.	2.69%
IPD Group, Ltd.	2.52%
Total % of Top 10 Holdings	41.56%

MATERIAL FUND CHANGES

This is a summary of certain planned changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://sevencanyonsadvisors.com/investor-reports or upon request at 1-833‐722‐6966.

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://sevencanyonsadvisors.com/investor-reports.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent

833-722-6966.

SEVEN CANYONS STRATEGIC GLOBAL FUND - Investor : WASIX

Annual Shareholder Report - September 30, 2024

Phone: 833-722-6966

02110A589–A–09302024

Distributor, ALPS Distributors, Inc.

SEVEN CANYONS WORLD INNOVATORS FUND

Institutional: WIGTX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Seven Canyons World Innovators Fund - Institutional for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://sevencanyonsadvisors.com/investor-reports. You can also request this information by contacting us at

833-722-6966.

This report describes changes to the Fund that occurred during the September 30, 2024 annual reporting period.

WHAT WERE THE FUND’S COST FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Institutional	$172	1.57%

HOW DID THE FUND PERFORM LAST YEAR?

The Seven Canyons World Innovators Fund - Institutional Fund returned 18.95% for the 12 months ended September 30, 2024. This is in contrast to the MSCI All Country World Index ex USA Small Cap - NR, which had a 23.25% return for the same time period. Please see below tables for additional indexes.

In 2024 the Fund did not perform as we had hoped, losing to the bench by 5%. The underperformance can largely be attributed to the Fund's Japan exposure and to the fact that small- and micro-cap companies were generally out of favor when compared to large- and mid-cap stocks.

The Fund's underperformance came almost exclusively from the Fund's sizable (14% weight) Japan exposure, which drastically underperformed the Japan benchmark. The Fund's exposure included fast-growing software companies that underperformed the market in the rising rate environment.

Unfavorable conditions for small- and micro-cap stocks hurt the Fund in many areas where the Fund transacts. The Fund invests in companies at the smallest-cap end of the benchmark. The Fund considers these companies to be fundamentally sound and priced attractively, but the market has not yet recognized their performance, as reflected in their stock prices.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Seven Canyons World Innovators Fund - Institutional - $16,770
MSCI All Country World Index ex USA Small Cap - NR - $18,037
MSCI All Country World Index IMI - NR - $24,122
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2/1/2016
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Seven Canyons World Innovators Fund - Institutional - $16,770	MSCI All Country World Index ex USA Small Cap - NR - $18,037	MSCI All Country World Index IMI - NR - $24,122
2/1/2016	$10,000.00	$10,000.00	$10,000.00
3/31/2016	$10,416.19	$10,788.86	$10,669.23
9/30/2016	$11,037.63	$11,540.55	$11,382.39
3/31/2017	$11,722.18	$12,111.63	$12,309.20
9/30/2017	$13,526.96	$13,755.35	$13,514.07
3/31/2018	$14,965.20	$14,571.66	$14,159.41
9/30/2018	$15,559.70	$14,011.65	$14,815.14
3/31/2019	$14,582.23	$13,220.67	$14,426.52
9/30/2019	$14,483.76	$13,222.40	$14,885.91
3/31/2020	$12,078.22	$10,420.92	$12,590.48
9/30/2020	$22,221.40	$14,143.71	$16,310.20
3/31/2021	$26,121.91	$17,696.59	$19,839.93
9/30/2021	$25,369.99	$18,819.98	$21,026.74
3/31/2022	$19,061.76	$17,702.46	$21,089.61
9/30/2022	$12,231.78	$13,374.69	$16,572.50
3/31/2023	$15,617.97	$15,866.02	$19,468.96
9/30/2023	$14,097.64	$15,916.59	$19,913.68
3/31/2024	$15,134.23	$17,847.62	$23,825.73
9/30/2024	$16,769.74	$19,617.70	$26,078.75

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Seven Canyons World Innovators Fund - Institutional	18.95%	2.97%	6.15%
MSCI All Country World Index ex USA Small Cap - NR	23.25%	8.21%	8.09%
MSCI All Country World Index IMI - NR	30.96%	11.87%	11.70%

FUND STATISTICS

  Total Net Assets$48,485,282
  # of Portfolio Holdings63
  Portfolio Turnover Rate70%
  Advisory Fees Paid$490,211

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 833-722-6966 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.08%
Real Estate	0.83%
Communication Services	2.62%
Materials	2.66%
Health Care	3.11%
Consumer Discretionary	3.27%
Industrials	9.79%
Consumer Staples	12.00%
Financials	22.87%
Information Technology	38.77%

ASSET WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	95.92%
Rights and Warrants	-%
Cash, Cash Equivalents, & Other Net Assets	4.08%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
JDC Group AG	7.56%
flatexDEGIRO AG	6.32%
Blackline Safety Corp.	4.57%
Kitwave Group PLC	4.38%
Elixirr International PLC	3.75%
Catapult Group International, Ltd.	3.44%
SmartCraft ASA	3.17%
Midi Utama Indonesia Tbk PT	2.52%
M&A Research Institute Holdings, Inc.	2.36%
Freee KK	2.29%
Total % of Top 10 Holdings	40.36%

MATERIAL FUND CHANGES

This is a summary of certain planned changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://sevencanyonsadvisors.com/investor-reports or upon request at 1-833‐722‐6966.

Effective February 1, 2024, the Fund's Institutional Class expense limitation was amended to 1.60% (previously 1.55%).

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://sevencanyonsadvisors.com/investor-reports.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent

833-722-6966.

SEVEN CANYONS WORLD INNOVATORS FUND - Institutional : WIGTX

Annual Shareholder Report - September 30, 2024

Phone: 833-722-6966

02110A563–A–09302024

Distributor, ALPS Distributors, Inc.

SEVEN CANYONS WORLD INNOVATORS FUND

Investor: WAGTX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Seven Canyons World Innovators Fund - Investor for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://sevencanyonsadvisors.com/investor-reports. You can also request this information by contacting us at

833-722-6966.

This report describes changes to the Fund that occurred during the September 30, 2024 annual reporting period.

WHAT WERE THE FUND’S COST FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Investor	$188	1.72%

HOW DID THE FUND PERFORM LAST YEAR?

The Seven Canyons World Innovators Fund - Investor Fund returned 18.86% for the 12 months ended September 30, 2024. This is in contrast to the MSCI All Country World Index ex USA Small Cap - NR, which had a 23.25% return for the same time period. Please see below tables for additional indexes.

In 2024 the Fund did not perform as we had hoped, losing to the bench by 5%. The underperformance can largely be attributed to the Fund's Japan exposure and to the fact that small- and micro-cap companies were generally out of favor when compared to large- and mid-cap stocks.

The Fund's underperformance came almost exclusively from the Fund's sizable (14% weight) Japan exposure, which drastically underperformed the Japan benchmark. The Fund's exposure included fast-growing software companies that underperformed the market in the rising rate environment.

Unfavorable conditions for small- and micro-cap stocks hurt the Fund in many areas where the Fund transacts. The Fund invests in companies at the smallest-cap end of the benchmark. The Fund considers these companies to be fundamentally sound and priced attractively, but the market has not yet recognized their performance, as reflected in their stock prices.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Seven Canyons World Innovators Fund - Investor - $16,350
MSCI All Country World Index ex USA Small Cap - NR - $18,037
MSCI All Country World Index IMI - NR - $24,122
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
9/30/2014
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024

	Seven Canyons World Innovators Fund - Investor - $16,350	MSCI All Country World Index ex USA Small Cap - NR - $18,037	MSCI All Country World Index IMI - NR - $24,122
9/30/2014	$10,000.00	$10,000.00	$10,000.00
3/31/2015	$10,325.69	$9,979.98	$10,318.96
9/30/2015	$10,032.23	$9,358.47	$9,379.08
3/31/2016	$10,332.12	$9,919.68	$9,868.76
9/30/2016	$10,931.90	$10,610.80	$10,528.41
3/31/2017	$11,593.97	$11,135.88	$11,385.69
9/30/2017	$13,361.84	$12,647.17	$12,500.16
3/31/2018	$14,765.27	$13,397.72	$13,097.08
9/30/2018	$15,335.51	$12,882.82	$13,703.62
3/31/2019	$14,348.67	$12,155.57	$13,344.15
9/30/2019	$14,241.66	$12,157.16	$13,769.08
3/31/2020	$11,862.99	$9,581.37	$11,645.86
9/30/2020	$21,807.09	$13,004.24	$15,086.51
3/31/2021	$25,602.60	$16,270.89	$18,351.42
9/30/2021	$24,842.71	$17,303.77	$19,449.18
3/31/2022	$18,644.58	$16,276.29	$19,507.33
9/30/2022	$11,956.98	$12,297.17	$15,329.12
3/31/2023	$15,254.66	$14,587.79	$18,008.28
9/30/2023	$13,755.71	$14,634.29	$18,419.63
3/31/2024	$14,770.39	$16,409.75	$22,038.18
9/30/2024	$16,350.04	$18,037.23	$24,122.16

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	10 Year
Seven Canyons World Innovators Fund - Investor	18.86%	2.80%	5.04%
MSCI All Country World Index ex USA Small Cap - NR	23.25%	8.21%	6.08%
MSCI All Country World Index IMI - NR	30.96%	11.87%	9.20%

FUND STATISTICS

  Total Net Assets$48,485,282
  # of Portfolio Holdings63
  Portfolio Turnover Rate70%
  Advisory Fees Paid$490,211

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 833-722-6966 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.08%
Real Estate	0.83%
Communication Services	2.62%
Materials	2.66%
Health Care	3.11%
Consumer Discretionary	3.27%
Industrials	9.79%
Consumer Staples	12.00%
Financials	22.87%
Information Technology	38.77%

ASSET WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	95.92%
Rights and Warrants	-%
Cash, Cash Equivalents, & Other Net Assets	4.08%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
JDC Group AG	7.56%
flatexDEGIRO AG	6.32%
Blackline Safety Corp.	4.57%
Kitwave Group PLC	4.38%
Elixirr International PLC	3.75%
Catapult Group International, Ltd.	3.44%
SmartCraft ASA	3.17%
Midi Utama Indonesia Tbk PT	2.52%
M&A Research Institute Holdings, Inc.	2.36%
Freee KK	2.29%
Total % of Top 10 Holdings	40.36%

MATERIAL FUND CHANGES

This is a summary of certain planned changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://sevencanyonsadvisors.com/investor-reports or upon request at 1-833‐722‐6966.

Effective February 1, 2024, the Fund's Investor Class expense limitation was amended to 1.70% (previously 1.75%).

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://sevencanyonsadvisors.com/investor-reports.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent

833-722-6966.

SEVEN CANYONS WORLD INNOVATORS FUND - Investor : WAGTX

Annual Shareholder Report - September 30, 2024

Phone: 833-722-6966

02110A571–A–09302024

Distributor, ALPS Distributors, Inc.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the Code of Ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the registrant has designated Patrick Seese, as the registrant’s “Audit Committee Financial Expert.” Mr. Seese is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended September 30, 2023 and September 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $164,200 and $170,200, respectively. For the registrant’s fiscal years ended September 30, 2023 and 2024, Cohen & Company, Ltd. served as principal accountant. In 2023, the amount of $164,200 was paid to Cohen & Company, Ltd. and in 2024, the amount of $170,200 was paid to Cohen & Company, Ltd.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended September 30, 2023 and September 30, 2024, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended September 30, 2023 and September 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $35,000 and $35,000, respectively. The fiscal year 2023 and 2024 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation. For the registrant’s fiscal years ended September 30, 2023 and September 30, 2024, Cohen & Company, Ltd. served as principal accountant. In 2023, the amount of $35,000 was paid to Cohen & Company, Ltd. and in 2023, the amount of $35,000 was paid to Cohen & Company, Ltd.

(d)	All Other Fees: For the registrant’s fiscal year ended September 30, 2023, $1,500 of other fees were billed to registrant by the principal accountant, Cohen & Company, Ltd. For the registrant’s fiscal year ended September 30, 2024, $1,500 of other fees were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant’s principal accountant must be pre-approved by the registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, were $36,500 in fiscal year ended September 30, 2023 and $36,500 in fiscal year ended September 30, 2024. These fees consisted of tax fees billed to the registrant as described in response to paragraph (c) of this Item. For the registrant’s fiscal years ended September 30, 2023 and September 30, 2024, Cohen & Company, Ltd. served as principal accountant.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Beacon Funds

- Beacon Accelerated Return Strategy Fund
- Beacon Planned Return Strategy Fund

Annual Financial Statements

September 30, 2024

Portfolio of Investments
Beacon Accelerated Return Strategy Fund	1
Beacon Planned Return Strategy Fund	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	10
Beacon Planned Return Strategy Fund	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	16
Report of Independent Registered Public Accounting Firm	29
Tax Designations	30

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

September 30, 2024

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (115.46%)
Call Option Contracts (115.46%)(a)
S&P 500® Mini Index:
Goldman Sachs	10/14/2024	$0.01	170	$9,796,216	$9,794,976
Goldman Sachs	10/14/2024	435.48	40	2,304,992	566,411
Goldman Sachs	10/14/2024	450.74	130	7,491,224	1,643,046
Goldman Sachs	11/14/2024	0.01	160	9,219,968	9,215,925
Goldman Sachs	11/14/2024	471.84	160	9,219,968	1,725,467
Goldman Sachs	12/13/2024	0.01	160	9,219,968	9,210,904
Goldman Sachs	12/13/2024	471.84	25	1,440,620	275,400
Goldman Sachs	12/13/2024	476.48	135	7,779,348	1,423,155
Goldman Sachs	01/14/2025	0.01	155	8,931,844	8,923,113
Goldman Sachs	01/14/2025	476.48	40	2,304,992	432,766
Goldman Sachs	01/14/2025	501.57	115	6,626,852	973,845
Goldman Sachs	02/14/2025	0.01	140	8,067,472	8,053,676
Goldman Sachs	02/14/2025	501.57	45	2,593,116	392,640
Goldman Sachs	02/14/2025	514.32	95	5,474,356	719,745
Goldman Sachs	03/14/2025	0.01	120	6,914,976	6,900,133
Goldman Sachs	03/14/2025	514.32	80	4,609,984	626,349
Goldman Sachs	03/14/2025	542.77	40	2,304,992	217,495
Goldman Sachs	04/14/2025	0.01	120	6,914,976	6,898,515
Goldman Sachs	04/14/2025	530.26	70	4,033,736	472,704
Goldman Sachs	04/14/2025	542.77	50	2,881,240	286,304
Goldman Sachs	05/14/2025	0.01	125	7,203,100	7,181,604
Goldman Sachs	05/14/2025	542.77	50	2,881,240	299,210
Goldman Sachs	05/14/2025	564.50	75	4,321,860	323,287
Goldman Sachs	06/13/2025	0.01	125	7,203,100	7,177,987
Goldman Sachs	06/13/2025	553.29	50	2,881,240	271,378
Goldman Sachs	06/13/2025	564.50	75	4,321,860	344,607
Goldman Sachs	07/14/2025	0.01	125	7,203,100	7,166,925
Goldman Sachs	07/14/2025	553.29	125	7,203,100	704,761
Goldman Sachs	08/14/2025	0.01	120	6,914,976	6,884,262
Goldman Sachs	08/14/2025	561.55	120	6,914,976	641,976
				175,179,392	99,748,566
TOTAL PURCHASED OPTION CONTRACTS
(Cost $82,676,103)				$175,179,392	$99,748,566

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

September 30, 2024

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.22%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(b)	4.640%	359,331	$359,331
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.849%	1,562,317	1,562,317
			1,921,648
TOTAL SHORT TERM INVESTMENTS
(Cost $1,921,648)			1,921,648

TOTAL INVESTMENTS (117.68%)
(Cost $84,597,751)			$101,670,214

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.68%)			(15,277,884)

NET ASSETS (100.00%)			$86,392,330

(a)	Held in connection with written option contracts.
(b)	$359,331 is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (17.46%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (17.46%)
S&P 500® Mini Index:
Goldman Sachs	10/14/24	$475.33	(80)	$130,717	$(4,609,984)	$(815,027)
Goldman Sachs	10/14/24	485.67	(260)	368,670	(14,982,448)	(2,381,006)
Goldman Sachs	11/14/24	506.76	(320)	447,028	(18,439,936)	(2,364,349)
Goldman Sachs	12/13/24	510.06	(50)	73,848	(2,881,240)	(369,167)
Goldman Sachs	12/13/24	512.45	(270)	376,907	(15,558,696)	(1,924,595)
Goldman Sachs	01/14/25	514.60	(80)	117,596	(4,609,984)	(582,080)
Goldman Sachs	01/14/25	539.94	(230)	361,089	(13,253,704)	(1,159,176)
Goldman Sachs	02/14/25	541.95	(90)	152,996	(5,186,232)	(466,576)
Goldman Sachs	02/14/25	554.44	(190)	315,201	(10,948,712)	(791,804)
Goldman Sachs	03/14/25	557.27	(160)	281,113	(9,219,968)	(679,713)
Goldman Sachs	03/14/25	577.62	(80)	117,276	(4,609,984)	(223,958)
Goldman Sachs	04/14/25	570.82	(140)	224,833	(8,067,472)	(502,475)
Goldman Sachs	04/14/25	579.68	(100)	156,595	(5,762,480)	(297,484)
Goldman Sachs	05/14/25	582.93	(100)	167,495	(5,762,480)	(304,171)
Goldman Sachs	05/14/25	603.56	(150)	240,593	(8,643,720)	(276,104)
Goldman Sachs	06/13/25	591.25	(100)	160,095	(5,762,480)	(279,260)
Goldman Sachs	06/13/25	606.50	(150)	256,793	(8,643,720)	(290,990)

See Notes to Financial Statements and Financial Highlights.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

September 30, 2024

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Goldman Sachs	07/14/25	$593.51	(250)	$421,739	$(14,406,200)	$(726,642)
Goldman Sachs	08/14/25	602.43	(240)	412,789	(13,829,952)	(645,375)

TOTAL WRITTEN OPTION CONTRACTS				$4,783,373	$(175,179,392)	$(15,079,952)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2024

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (126.50%)
Call Option Contracts (124.47%)(a)
S&P 500® Mini Index:
Goldman Sachs	10/14/2024	$56.75	710	$40,913,608	$36,887,473
Goldman Sachs	10/14/2024	437.67	710	40,913,608	9,898,750
Goldman Sachs	11/14/2024	58.75	700	40,337,360	36,233,749
Goldman Sachs	11/14/2024	450.97	700	40,337,360	8,981,322
Goldman Sachs	12/13/2024	61.50	275	15,846,820	14,156,890
Goldman Sachs	12/13/2024	62.35	440	25,354,912	22,613,242
Goldman Sachs	12/13/2024	472.00	275	15,846,820	3,025,151
Goldman Sachs	12/13/2024	475.92	440	25,354,912	4,662,199
Goldman Sachs	01/14/2025	62.35	525	30,253,020	26,994,298
Goldman Sachs	01/14/2025	65.20	175	10,084,340	8,948,890
Goldman Sachs	01/14/2025	475.92	525	30,253,020	5,707,947
Goldman Sachs	01/14/2025	502.48	175	10,084,340	1,467,242
Goldman Sachs	02/14/2025	65.20	550	31,693,640	28,114,161
Goldman Sachs	02/14/2025	67.18	125	7,203,100	6,365,048
Goldman Sachs	02/14/2025	502.48	550	31,693,640	4,753,448
Goldman Sachs	02/14/2025	512.99	125	7,203,100	966,229
Goldman Sachs	03/14/2025	67.18	540	31,117,392	27,493,770
Goldman Sachs	03/14/2025	67.30	125	7,203,100	6,363,070
Goldman Sachs	03/14/2025	512.74	125	7,203,100	996,025
Goldman Sachs	03/14/2025	512.99	540	31,117,392	4,304,632
Goldman Sachs	04/14/2025	67.30	550	31,693,640	28,000,996
Goldman Sachs	04/14/2025	69.00	120	6,914,976	6,089,594
Goldman Sachs	04/14/2025	512.74	550	31,693,640	4,529,324
Goldman Sachs	04/14/2025	530.09	120	6,914,976	812,053
Goldman Sachs	05/14/2025	69.00	545	31,405,516	27,648,105
Goldman Sachs	05/14/2025	70.80	100	5,762,480	5,055,510
Goldman Sachs	05/14/2025	530.09	545	31,405,516	3,820,133
Goldman Sachs	05/14/2025	544.28	100	5,762,480	586,481
Goldman Sachs	06/13/2025	70.80	570	32,846,136	28,810,521
Goldman Sachs	06/13/2025	72.00	55	3,169,364	2,773,618
Goldman Sachs	06/13/2025	544.28	570	32,846,136	3,503,350
Goldman Sachs	06/13/2025	552.90	55	3,169,364	300,137
Goldman Sachs	07/14/2025	73.55	635	36,591,748	31,883,683
Goldman Sachs	07/14/2025	563.10	635	36,591,748	3,116,725
Goldman Sachs	08/14/2025	72.00	650	37,456,120	32,768,705
Goldman Sachs	08/14/2025	552.90	650	37,456,120	3,892,029
Goldman Sachs	09/12/2025	73.42	640	36,879,872	32,139,265
Goldman Sachs	09/12/2025	561.07	640	36,879,872	3,575,045
				925,454,288	478,238,810

See Notes to Financial Statements and Financial Highlights.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2024

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (126.50%) (continued)
Put Option Contracts (2.03%)
S&P 500® Mini Index:
Goldman Sachs	10/14/2024	$437.67	710	$40,913,608	$5,688
Goldman Sachs	11/14/2024	450.97	700	40,337,360	38,139
Goldman Sachs	12/13/2024	472.00	275	15,846,820	45,035
Goldman Sachs	12/13/2024	475.92	440	25,354,912	72,122
Goldman Sachs	01/14/2025	475.92	525	30,253,020	136,153
Goldman Sachs	01/14/2025	502.48	175	10,084,340	68,571
Goldman Sachs	02/14/2025	502.48	550	31,693,640	286,082
Goldman Sachs	02/14/2025	512.99	125	7,203,100	77,935
Goldman Sachs	03/14/2025	512.74	125	7,203,100	91,360
Goldman Sachs	03/14/2025	512.99	540	31,117,392	403,359
Goldman Sachs	04/14/2025	512.74	550	31,693,640	468,861
Goldman Sachs	04/14/2025	530.09	120	6,914,976	128,304
Goldman Sachs	05/14/2025	530.09	545	31,405,516	654,349
Goldman Sachs	05/14/2025	544.28	100	5,762,480	143,849
Goldman Sachs	06/13/2025	544.28	570	32,846,136	907,213
Goldman Sachs	06/13/2025	552.90	55	3,169,364	96,330
Goldman Sachs	07/14/2025	563.10	635	36,591,748	1,350,941
Goldman Sachs	08/14/2025	552.90	650	37,456,120	1,324,352
Goldman Sachs	09/12/2025	561.07	640	36,879,872	1,514,343
				462,727,144	7,812,986
TOTAL PURCHASED OPTION CONTRACTS
(Cost $402,936,797)				$1,388,181,432	$486,051,796

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.25%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(b)	4.640%	3,280,164	$3,280,164
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.849%	1,519,390	1,519,390
			4,799,554
TOTAL SHORT TERM INVESTMENTS
(Cost $4,799,554)			4,799,554

TOTAL INVESTMENTS (127.75%)
(Cost $407,736,351)			$490,851,350

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.75%)			(106,609,848)

NET ASSETS (100.00%)			$384,241,502

(a)	Held in connection with written option contracts.
(b)	$3,280,164 is held as collateral at broker for written options.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2024

WRITTEN OPTION CONTRACTS (27.61%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.08%)
S&P 500® Mini Index:
Goldman Sachs	10/14/24	$393.90	(710)	$824,283	$(40,913,608)	$(3,004)
Goldman Sachs	11/14/24	405.87	(700)	697,873	(40,337,360)	(20,383)
Goldman Sachs	12/13/24	424.80	(275)	289,839	(15,846,820)	(24,252)
Goldman Sachs	12/13/24	428.33	(440)	446,139	(25,354,912)	(37,930)
Goldman Sachs	01/14/25	452.23	(175)	175,867	(10,084,340)	(32,866)
Goldman Sachs	01/14/25	428.33	(525)	568,025	(30,253,020)	(73,690)
Goldman Sachs	02/14/25	452.23	(550)	598,374	(31,693,640)	(145,125)
Goldman Sachs	02/14/25	461.69	(125)	136,869	(7,203,100)	(38,513)
Goldman Sachs	03/14/25	461.47	(125)	147,744	(7,203,100)	(46,587)
Goldman Sachs	03/14/25	461.69	(540)	635,015	(31,117,392)	(206,466)
Goldman Sachs	04/14/25	461.47	(550)	686,924	(31,693,640)	(247,631)
Goldman Sachs	04/14/25	477.08	(120)	110,634	(6,914,976)	(65,507)
Goldman Sachs	05/14/25	477.08	(545)	547,699	(31,405,516)	(342,567)
Goldman Sachs	05/14/25	489.85	(100)	100,095	(5,762,480)	(73,189)
Goldman Sachs	06/13/25	489.85	(570)	618,423	(32,846,136)	(469,176)
Goldman Sachs	06/13/25	497.61	(55)	61,817	(3,169,364)	(49,033)
Goldman Sachs	07/14/25	506.79	(635)	742,920	(36,591,748)	(707,862)
Goldman Sachs	08/14/25	497.61	(650)	856,021	(37,456,120)	(724,497)
Goldman Sachs	09/12/25	504.96	(640)	986,210	(36,879,872)	(839,767)
				9,230,771	(462,727,144)	(4,148,045)
Call Option Contracts - (26.53%)
S&P 500® Mini Index:
Goldman Sachs	10/14/24	463.80	(1,420)	3,341,204	(81,827,216)	(16,098,455)
Goldman Sachs	11/14/24	475.23	(1,400)	3,018,345	(80,674,720)	(14,622,405)
Goldman Sachs	12/13/24	496.69	(550)	1,168,728	(31,693,640)	(4,750,783)
Goldman Sachs	12/13/24	499.00	(880)	1,792,519	(50,709,824)	(7,382,117)
Goldman Sachs	01/14/25	500.67	(1,050)	2,246,951	(60,506,040)	(8,978,941)
Goldman Sachs	01/14/25	526.70	(350)	775,234	(20,168,680)	(2,166,930)
Goldman Sachs	02/14/25	528.71	(1,100)	2,598,148	(63,387,280)	(6,940,105)
Goldman Sachs	02/14/25	539.41	(250)	585,738	(14,406,200)	(1,359,003)
Goldman Sachs	03/14/25	540.53	(250)	613,738	(14,406,200)	(1,397,932)
Goldman Sachs	03/14/25	541.46	(1,080)	2,642,709	(62,234,784)	(5,955,930)
Goldman Sachs	04/14/25	542.38	(1,100)	2,870,948	(63,387,280)	(6,320,320)
Goldman Sachs	04/14/25	555.69	(240)	547,429	(13,829,952)	(1,130,881)
Goldman Sachs	05/14/25	557.81	(1,090)	2,608,319	(62,811,032)	(5,253,775)

See Notes to Financial Statements and Financial Highlights.

6	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2024

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Goldman Sachs	05/14/25	$570.13	(200)	$461,791	$(11,524,960)	$(782,516)
Goldman Sachs	06/13/25	572.47	(1,140)	2,769,007	(65,692,272)	(4,613,862)
Goldman Sachs	06/13/25	576.95	(110)	246,615	(6,338,728)	(408,099)
Goldman Sachs	07/14/25	591.87	(1,270)	3,238,441	(73,183,496)	(3,811,825)
Goldman Sachs	08/14/25	580.93	(1,300)	3,216,139	(74,912,240)	(5,206,640)
Goldman Sachs	09/12/25	588.67	(1,280)	3,261,378	(73,759,744)	(4,752,345)
				38,003,381	(925,454,288)	(101,932,864)

TOTAL WRITTEN OPTION CONTRACTS				$47,234,152	$(1,388,181,432)	$(106,080,909)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

Beacon Funds Trust	Statements of Assets and Liabilities

September 30, 2024

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $84,597,751 and $407,736,351)	$101,670,214	$490,851,350
Receivable for shares sold	–	6,500
Dividends and interest receivable	253	618
Other assets	26,520	19,939
Total Assets	101,696,987	490,878,407

LIABILITIES:
Written options, at value (premiums received $4,783,373 and $47,234,152)	15,079,952	106,080,909
Payable for administration and transfer agent fees	57,236	137,705
Payable for shares redeemed	44,961	37,731
Payable to adviser	70,323	312,445
Payable for distribution and service fees	0	23,017
Payable for printing fees	800	2,120
Payable for professional fees	35,232	29,437
Payable for trustees' fees and expenses	7,710	2,696
Payable to Chief Compliance Officer fees	6,486	4,327
Accrued expenses and other liabilities	1,957	6,518
Total Liabilities	15,304,657	106,636,905
NET ASSETS	$86,392,330	$384,241,502

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$70,447,395	$336,961,941
Total distributable earnings	15,944,935	47,279,561
NET ASSETS	$86,392,330	$384,241,502

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$11.50	$11.40
Net Assets	$86,392,330	$384,241,502
Shares of beneficial interest outstanding	7,510,170	33,716,259

See Notes to Financial Statements and Financial Highlights.

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Beacon Funds Trust	Statements of Operations

For the Year Ended September 30, 2024

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$160,739	$302,604
Total Investment Income	160,739	302,604

EXPENSES:
Investment advisory fees (Note 7)	900,367	3,685,434
Administration fees	95,734	348,627
Shareholder service fees
Institutional Class	13,986	148,936
Custody fees	5,887	6,506
Legal fees	19,932	28,306
Audit and tax fees	20,096	20,388
Transfer agent fees	34,313	66,641
Trustees' fees and expenses	17,335	40,676
Registration and filing fees	24,776	26,635
Printing fees	2,514	7,827
Chief Compliance Officer fees	13,556	33,044
Insurance fees	1,056	4,658
Other expenses	5,623	9,483
Total Expenses	1,155,175	4,427,161
NET INVESTMENT LOSS	(994,436)	(4,124,557)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	31,554,027	116,087,483
Written options contracts	(15,161,108)	(67,186,918)
Net realized gain	16,392,919	48,900,565
Change in unrealized appreciation/(depreciation) on:
Investments	13,937,939	80,365,992
Written options contracts	(12,515,902)	(74,946,340)
Net change	1,422,037	5,419,652

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	17,814,956	54,320,217
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,820,520	$50,195,660

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Beacon Accelerated Return Strategy Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment loss	$(994,436)	$(991,633)
Net realized gain on investments and written options	16,392,919	3,098,622
Net change in unrealized appreciation on investments and written options	1,422,037	17,120,497
Net increase in net assets resulting from operations	16,820,520	19,227,486

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	1,523,935	1,979,427
Shares redeemed	(19,264,282)	(11,496,513)
Net decrease from beneficial share transactions	(17,740,347)	(9,517,086)
Net increase/(decrease) in net assets	(919,827)	9,710,400

NET ASSETS:
Beginning of year	87,312,157	77,601,757
End of year	$86,392,330	$87,312,157

See Notes to Financial Statements and Financial Highlights.

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Beacon Planned Return Strategy Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment loss	$(4,124,557)	$(3,843,351)
Net realized gain on investments and written options	48,900,565	11,988,827
Net change in unrealized appreciation on investments and written options	5,419,652	53,903,979
Net increase in net assets resulting from operations	50,195,660	62,049,455

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(20,445,278)	–
Total distributions	(20,445,278)	–

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	15,846,387	5,572,509
Dividends reinvested	18,074,605	–
Shares redeemed	(31,613,818)	(21,715,754)
Net increase/(decrease) from beneficial share transactions	2,307,174	(16,143,245)
Net increase in net assets	32,057,556	45,906,210

NET ASSETS:
Beginning of year	352,183,946	306,277,736
End of year	$384,241,502	$352,183,946

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

Beacon Accelerated

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (c)
Net investment loss

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

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Beacon Accelerated

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$9.55	$7.66	$11.66	$10.74	$10.15

(0.12)	(0.10)	(0.12)	(0.14)	(0.12)
2.07	1.99	(1.46)	1.93	1.15
1.95	1.89	(1.58)	1.79	1.03

–	–	(2.38)	(0.87)	(0.44)
–	–	(0.04)	–	–
–	–	(2.42)	(0.87)	(0.44)
1.95	1.89	(4.00)	0.92	0.59
$11.50	$9.55	$7.66	$11.66	$10.74

20.42%	24.67%	(18.13%)	17.42%	10.32%

$86,392	$87,312	$77,602	$119,714	$116,041

1.28%	1.27%	1.23%	1.22%	1.22%
(1.10%)	(1.11%)	(1.21%)	(1.22%)	(1.21%)

0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Pursuant to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the years ended September 30, 2020-2023 in the amount of 0.00%, and for the year ended September 30, 2024 0.01% of average net assets of Institutional Class shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	13

Beacon Planned

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses (c)
Net investment loss

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

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Beacon Planned

Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$10.52	$8.72	$11.13	$10.49	$10.44

(0.12)	(0.11)	(0.12)	(0.13)	(0.12)
1.61	1.91	(0.85)	1.31	0.85
1.49	1.80	(0.97)	1.18	0.73

(0.61)	–	(1.41)	(0.54)	(0.68)
–	–	(0.03)	–	–
(0.61)	–	(1.44)	(0.54)	(0.68)
0.88	1.80	(2.41)	0.64	0.05
$11.40	$10.52	$8.72	$11.13	$10.49

14.70%	20.64%	(10.41%)	11.53%	7.21%

$384,242	$352,184	$306,278	$362,773	$315,389

1.20%	1.21%	1.19%	1.19%	1.20%
(1.12%)	(1.14%)	(1.18%)	(1.19%)	(1.19%)

0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Pursuant to the Fund's shareholder services plan with respect to the Fund's Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the years ended September 30, 2020-2023 in the amount of 0.00%, and for the year ended September 30, 2024 0.01% of average net assets of Institutional Class shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	15

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified Fund. The primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange ("FLEX") Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

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Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$99,748,566	$–	$99,748,566
Short Term Investments	1,921,648	–	–	1,921,648
Total	$1,921,648	$99,748,566	$–	$101,670,214
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(15,079,952)	$–	$(15,079,952)
Total	$–	$(15,079,952)	$–	$(15,079,952)

Annual Report | September 30, 2024	17

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$486,051,796	$–	$486,051,796
Short Term Investments	4,799,554	–	–	4,799,554
Total	$4,799,554	$486,051,796	$–	$490,851,350
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(106,080,909)	$–	$(106,080,909)
Total	$–	$(106,080,909)	$–	$(106,080,909)

There were no Level 3 securities held during the year ended September 30, 2024.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of September 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

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Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Annual Report | September 30, 2024	19

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

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Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The average option contract notional amount during the year ended September 30, 2024, is noted below for each of the Funds. These are equity options which have an element of equity security risk.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$176,756,807
Written Option Contracts	Notional value of contracts outstanding	$176,756,807

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,310,579,814
Written Option Contracts	Notional value of contracts outstanding	$1,310,579,814

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of derivative instruments.

Annual Report | September 30, 2024	21

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

The effect of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2024:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$99,748,566	Written Options, at value	$15,079,952
		$99,748,566		$15,079,952

Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$486,051,796	Written Options, at value	$106,080,909
		$486,051,796		$106,080,909

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Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2024:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$31,554,027	$13,937,939
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(15,161,108)	(12,515,902)
Total		$16,392,919	$1,422,037
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$116,087,483	$80,365,992
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(67,186,918)	(74,946,340)
Total		$48,900,565	$5,419,652

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Annual Report | September 30, 2024	23

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	5,781,380	14,663,898

No distributions were paid by the Funds during the fiscal year ended September 30, 2023.

As of September 30, 2024, there were no permanent reclassifications.

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of September 30, 2024, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$–	$–
Gross unrealized depreciation (excess of tax cost over value)(a)	–	–
Net unrealized appreciation	$–	$–
Cost of investments for income tax purposes	$101,670,214	$490,851,350

(a)	Includes appreciation/(depreciation) on written options

The primary reason for the temporary differences between book and tax basis unrealized is mark to market adjustments.

Components of Distributable Earnings: As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Undistributed ordinary income	$5,317,933	$14,673,262
Accumulated capital gains	10,627,002	32,606,299
Total	$15,944,935	$47,279,561

Beacon Accelerated Return Strategy Fund utilized $120,591 of Capital Loss Carryovers during the year ended September 30, 2024.

24	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

There were no Capital Loss Carryforwards for the year ended September 30, 2024 for the Funds.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the year ended September 30, 2024, the redemption fees charged by the Funds, if any, are presented in the Statements of Changes in Net Assets.

Annual Report | September 30, 2024	25

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Transactions in common shares were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Beacon Accelerated Return Strategy Fund
Institutional Class
Shares sold	148,634	220,172
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(1,782,580)	(1,206,376)
Net decrease in shares outstanding	(1,633,946)	(986,204)

Beacon Planned Return Strategy Fund
Institutional Class
Shares sold	1,488,974	561,038
Shares issued in reinvestment of distributions to shareholders	1,724,676	–
Shares redeemed	(2,967,716)	(2,215,011)
Net increase/(decrease) in shares outstanding	245,934	(1,653,973)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the outstanding shares of the Beacon Accelerated Return Strategy Fund are held by one omnibus account. Approximately 88% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

26	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement shall continue at least through January 31, 2025, and will automatically continue upon annual approval of the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, the Fee Waiver Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that each Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2)  the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. There were no fees waived or reimbursed for the year ended September 30, 2024.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the year ended September 30, 2024, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Annual Report | September 30, 2024	27

Beacon Funds Trust	Notes to Financial Statements and Financial Highlights

September 30, 2024

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of each Fund’s Institutional Class shares, respectively, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Funds are disclosed in the Statements of Operations.

8. TRUSTEES AND OFFICERS

As of September 30, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Funds pay ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

28	www.beacontrust.com

Beacon Funds Trust	Report of Independent Registered Public Accounting Firm

To the Shareholders of Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund and Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Beacon Funds Trust, comprising Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund (the “Funds”), each a series of ALPS Series Trust, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

Annual Report | September 30, 2024	29

Beacon Funds Trust	Tax Designation

 September 30, 2024 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Funds designate the amounts listed below as long-term capital gain dividends:

Beacon Accelerated Return Strategy Fund	$0
Beacon Planned Return Strategy Fund	$14,663,898

30	www.beacontrust.com

Beacon Funds

This material must be preceded by a prospectus.
The Beacon Funds are distributed by ALPS Distributors, Inc.

BRIGADE
CAPITAL MANAGEMENT

BRIGADE HIGH INCOME FUND
Annual Financial Statements

September 30, 2024

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	14
Report of Independent Registered Public Accounting Firm	22
Tax Designations	23

Brigade High Income Fund	Schedule of Investments

September 30, 2024

			Shares	Value (Note 2)
COMMON STOCKS (0.93%)
Consumer, Cyclical (0.12%)
Libbey Glass Inc.(a)(b)			166,360	$693,222

Consumer, Non-cyclical (0.45%)
Aquity Holdings Inc.(a)(b)(c)(d)			122,254	18,662
Envision Healthcare Corp.(a)(b)			250,693	2,608,712
Total Consumer, Non-cyclical				2,627,374

Energy (0.11%)
Greenfire Resources, Ltd.(a)			83,181	619,698

Technology (0.25%)
Avaya Holdings Corp.(a)(b)(c)(d)			48,689	925,578
Matrix Parent, Inc.(a)(b)			37,758	528,612
New Procera GP Company (Sandvine)(a)(b)(c)			89,998	1
Procera II LP (Sandvine)(a)(b)(c)			89,998	1
Total Technology				1,454,192

TOTAL COMMON STOCKS
(Cost $5,277,762)				5,394,486

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (31.87%)
Basic Materials (0.43%)
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	$3,158,577	$2,499,224

Communications (3.95%)
CMG Media Corp.(e)	3M SOFR + 3.50%	12/17/2026	3,345,131	2,936,858
Hubbard Radio LLC(e)	1M US L + 4.25%, 1.00% Floor	3/28/2025	2,830,152	2,235,820
Plusgrade, Inc.(e)	3M SOFR + 4.00%	3/4/2031	2,410,714	2,410,714
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/15/2030	1,881,102	1,875,609
Syniverse Holdings LLC(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	5,506,877	5,428,404
Viasat, Inc.(e)	1M US L + 4.50%, 0.50% Floor	5/30/2030	1,408,287	1,279,781
Windstream Services LLC(e)	1M SOFR + 6.25%, 1.00% Floor	9/21/2027	1,820,980	1,817,939
Xplore, Inc.(c)(e)	3M US L + 3.00%, 0.50% Floor	10/2/2028	5,229,283	2,128,841
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.00%	3/9/2027	3,073,900	2,803,028
Total Communications				22,916,994

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

Brigade High Income Fund	Schedule of Investments

September 30, 2024

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (7.55%)
Alterra Mountain(e)	1M SOFR + 3.25%	5/2/2028	$2,075,099	$2,076,822
Atlantic Aviation(e)	1M SOFR + 2.75%	9/25/2028	1,989,770	1,985,731
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	2,468,160	2,327,795
Champ Acquisition Corp.(e)	3M US L + 5.50%	12/22/2025	2,037,655	2,044,277
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,689,870	1,693,487
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,897,738	2,803,561
ECL Entertainment LLC(e)	1M SOFR + 4.00%, 0.75% Floor	8/30/2030	3,047,013	3,053,686
J&J Ventures Gaming LLC(e)	1M SOFR + 4.25%, 0.75% Floor	4/26/2028	1,716,375	1,708,514
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,788,437	1,764,598
Mad Engine Global LLC(e)	3M US L + 7.00%, 1.00% Floor	7/16/2027	2,284,447	1,842,795
Mountaineer Merger Corp.(e)	6M SOFR + 7.00%, 0.75% Floor	10/26/2028	2,805,948	2,272,818
Petco Health & Wellness(e)	3M SOFR + 3.25%	3/6/2028	2,102,497	1,996,363
PetSmart(e)	1M SOFR + 3.75%	2/14/2028	2,139,286	2,118,279
Premier Brands Group Holdings LLC(e)	3M SOFR + 10.00%, 1.00% Floor	3/20/2026	1,277,536	1,175,333
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	3,024,440	2,904,974
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	3,345,435	3,114,031
Sabre GLBL, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	578,690	541,318
SWF Holdings I Corp.(e)	1M SOFR + 4.00%, 0.75% Floor	10/6/2028	1,593,283	1,309,153
Swissport(e)	3M SOFR + 4.25%	5/2/2028	1,839,390	1,836,520
Warhorse Gaming, LLC(e)	1M SOFR + 9.25%	6/15/2028	5,083,743	5,261,674
Total Consumer, Cyclical				43,831,729

Consumer, Non-cyclical (8.00%)
Alphia(e)	1M SOFR + 5.00%	5/2/2028	1,903,223	1,797,270
Bausch Health Americas, Inc.(e)	1M SOFR + 5.25%, 0.50% Floor	2/1/2027	2,090,909	2,004,136
Carestream Health, Inc.(e)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	5,629,512	5,129,893
Envision Healthcare Operating, INC. TL 1L(e)	1M SOFR + 8.25%	12/30/2027	5,280,359	5,275,976
Global Medical Response PIK(e)	3M SOFR + 5.50%	10/2/2028	4,593,136	4,560,111
Jazz Pharmaceuticals(e)	1M SOFR + 2.25%	5/2/2028	2,674,442	2,670,859
KNS Midco Corp.(e)	1M SOFR + 6.25%, 0.75% Floor	4/21/2027	5,031,095	3,068,968
LifeScan Global Corp.(e)	3M SOFR + 6.50%	12/31/2026	10,316,439	4,126,576
MODIVCARE(e)	3M SOFR + 4.75%	6/20/2031	2,817,938	2,655,906
Naked Juice LLC(e)	3M SOFR + 3.25%, 0.50% Floor	1/24/2029	4,411,342	3,599,390
Pluto Acquisition I, Inc.(e)	3M US L + 4.00%	9/20/2028	4,591,382	4,185,825
Radiology Partners(e)	3M SOFR + 5.00%	1/31/2029	733,147	716,197
Team Health Holdings, Inc.(e)	3M SOFR + 5.25%, 1.00% Floor	3/2/2027	6,993,019	6,672,879
Total Consumer, Non-cyclical				46,463,986

Energy (2.66%)
EPIC Y-Grade Services(e)	3M SOFR + 5.75%	6/29/2029	2,630,600	2,620,078
Goodnight(e)	3M SOFR + 5.25%	5/23/2029	2,327,566	2,323,214
IMTT(e)	1M SOFR + 3.00%	5/2/2028	1,990,000	1,991,652
New Fortress Energy 10/23 Cov-Lite(e)	3M SOFR + 5.00%	10/27/2028	4,764,000	4,296,127
Spencer Spirit(e)	3M SOFR + 5.50%	6/25/2031	4,195,000	4,189,756
Total Energy				15,420,827

Financials (2.23%)
Acrisure(e)	3M US L + 3.25%	11/6/2030	4,690,595	4,640,780
Asurion(e)	1M SOFR + 4.25%	9/12/2030	2,939,064	2,883,957
HUB International, Ltd.(e)	3M SOFR + 3.00%, 0.75% Floor	6/20/2030	3,199,808	3,194,689
LifeMiles(e)	3M SOFR + 5.25%	8/31/2026	2,256,836	2,256,836
Total Financials				12,976,262

See Notes to Financial Statements and Financial Highlights.

2	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2024

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (2.70%)
Arconic(e)	1M SOFR + 3.75%	8/19/2030	$2,328,893	$2,324,235
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,430,921	3,388,034
Iris Holding, Inc.(e)	3M SOFR + 4.75%, 0.50% Floor	6/28/2028	2,613,592	2,466,029
LRS Holdings LLC(e)	1M SOFR + 4.25%, 0.75% Floor	8/31/2028	2,963,527	2,804,237
Pixelle Receivables Bridge(b)(e)	1M SOFR + 7.00%	6/11/2025	171,137	167,715
Tenneco(e)	3M SOFR + 5.00%	11/17/2028	2,984,109	2,830,099
Trinseo(e)	3M SOFR + 2.50%	12/12/2029	2,140,362	1,687,483
Total Industrials				15,667,832

Technology (4.35%)
Avaya Inc.(e)	1M SOFR + 7.50%	8/1/2028	6,314,179	5,549,722
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/20/2029	2,523,063	2,463,140
Castle US Holding Corp.(e)	1M SOFR + 3.75%	1/29/2027	2,081,772	1,375,822
Castle US Holding Corp.(e)	3M SOFR + 4.00%, 0.75% Floor	1/29/2027	1,724,343	1,120,823
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	2,558,257	2,417,553
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 7.00%	7/27/2028	3,394,275	2,325,078
Magenta Security Holdings, LLC Third Out(e)	3M SOFR + 6.25%	7/27/2028	613,982	179,590
Mavenir Systems, Inc.(e)	3M US L + 4.75%, 0.50% Floor	8/18/2028	5,143,072	3,353,694
McAfee Enterprise(e)	3M SOFR + 6.25%	7/27/2028	741,141	753,496
Mobileum PIK EXIT(e)	3M SOFR + 1.00%	9/12/2029	820,255	783,343
Quest Software, Inc.(e)	3M SOFR +4.25%, 0.50% Floor	2/1/2029	2,905,235	1,931,981
Sandvine Corp.(b)(e)	3M SOFR + 4.50%	11/3/2025	8,624,938	1,336,865
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	1,635,715	1,635,437
Total Technology				25,226,544

TOTAL BANK LOANS
(Cost $195,454,530)				185,003,398

CONVERTIBLE CORPORATE BOND (0.07%)
Consumer, Cyclical (0.07%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	95,850
Liberty Interactive LLC	3.750%	2/15/2030	840,000	289,800
Total Consumer, Cyclical				385,650

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $308,949)				385,650

CORPORATE BOND (59.73%)
Basic Materials (5.81%)
ASP Unifrax Holdings, Inc.(f)	5.250%	9/30/2028	1,405,000	707,671
Axalta Coating Systems LLC(f)	3.375%	2/15/2029	2,955,000	2,762,034
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(f)	8.750%	7/15/2026	5,200,000	4,664,346
Cleveland-Cliffs, Inc.(f)	7.000%	3/15/2032	1,750,000	1,764,728
Domtar Corp.(f)	6.750%	10/1/2028	5,110,000	4,670,018
First Quantum Minerals, Ltd.(f)	8.625%	6/1/2031	3,115,000	3,122,788
First Quantum Minerals, Ltd.(f)	9.375%	3/1/2029	270,000	286,200
INEOS Finance PLC(f)	7.500%	4/15/2029	1,840,000	1,920,802
Innophos Holdings, Inc.(f)	9.375%	2/15/2028	975,000	913,076
Iris Holdings, Inc.(f)(g)	8.750%	2/15/2026	2,015,000	1,885,536
Mineral Resources, Ltd.(f)	8.500%	5/1/2030	2,500,000	2,600,000
Rain Carbon, Inc.(f)	12.250%	9/1/2029	3,480,000	3,753,180
Rain CII Carbon LLC / CII Carbon Corp.(f)	7.250%	4/1/2025	73,000	71,996
Tronox, Inc.(f)	4.625%	3/15/2029	4,940,000	4,602,073
Total Basic Materials				33,724,448

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Brigade High Income Fund	Schedule of Investments

September 30, 2024

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (12.43%)
Altice Financing SA(f)	5.750%	8/15/2029	$2,790,000	$2,238,417
Altice France SA(f)	5.500%	10/15/2029	1,435,000	1,006,676
Beasley Mezzanine Holdings LLC(f)	8.625%	2/1/2026	3,765,000	2,178,052
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.375%	6/1/2029	3,945,000	3,794,972
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.500%	8/15/2030	3,215,000	2,909,099
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.250%	1/15/2034	1,960,000	1,608,729
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	1,560,000	1,621,483
Ciena Corp.(f)	4.000%	1/31/2030	1,850,000	1,750,470
CMG Media Corp.(f)	8.875%	12/15/2027	4,130,000	2,431,193
CommScope LLC(f)	7.125%	7/1/2028	1,750,000	1,452,500
CommScope LLC(f)	8.250%	3/1/2027	2,050,000	1,847,563
CommScope LLC(f)	6.000%	3/1/2026	885,000	859,601
CommScope Technologies LLC(f)	6.000%	6/15/2025	310,000	300,254
CSC Holdings LLC(f)	6.500%	2/1/2029	2,585,000	2,139,087
CSC Holdings LLC(f)	7.500%	4/1/2028	1,100,000	734,456
Dish DBS Corp.(f)	5.250%	12/1/2026	3,190,000	2,947,586
Dish DBS Corp.	7.750%	7/1/2026	1,515,000	1,314,263
Dish DBS Corp.	7.375%	7/1/2028	1,205,000	906,763
Dish DBS Corp., Series WI	5.125%	6/1/2029	1,000,000	662,875
Gray Television, Inc.(f)	10.500%	7/15/2029	2,825,000	2,942,944
Gray Television, Inc.(f)	4.750%	10/15/2030	2,440,000	1,549,400
Gray Television, Inc.(f)	7.000%	5/15/2027	1,355,000	1,331,288
Gray Television, Inc.(f)	5.375%	11/15/2031	2,420,000	1,491,325
GrubHub Holdings, Inc.(f)	5.500%	7/1/2027	3,260,000	3,019,143
Level 3 Financing, Inc.(f)	3.625%	1/15/2029	1,165,000	812,588
Level 3 Financing, Inc.(f)	3.750%	7/15/2029	3,535,000	2,404,436
Level 3 Financing, Inc.(f)	10.500%	5/15/2030	985,000	1,068,725
Level 3 Financing, Inc.(f)	11.000%	11/15/2029	549,309	609,316
Level 3 Financing, Inc.(f)	4.875%	6/15/2029	675,000	568,333
Level 3 Financing, Inc.(f)	4.500%	4/1/2030	885,000	691,041
Level 3 Financing, Inc.(f)	3.875%	10/15/2030	2,535,000	1,873,555
Lumen Technologies, Inc.(f)	4.125%	4/15/2030	423,226	344,929
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	945,000	645,908
Lumen Technologies, Inc.(f)	4.125%	4/15/2029	423,184	358,483
McGraw-Hill Education, Inc.(f)	7.375%	9/1/2031	800,000	830,110
McGraw-Hill Education, Inc.(f)	5.750%	8/1/2028	2,800,000	2,762,889
Spanish Broadcasting System, Inc.(f)	9.750%	3/1/2026	4,390,000	2,905,302
Urban One, Inc.(f)	7.375%	2/1/2028	6,130,000	4,242,982
Viasat, Inc.(f)	6.500%	7/15/2028	900,000	706,166
Viasat, Inc.(f)	7.500%	5/30/2031	1,905,000	1,307,306
Vmed O2 UK Financing I PLC(f)	4.250%	1/31/2031	3,000,000	2,650,065
Windstream Escrow LLC / Windstream Escrow Finance Corp.(f)	7.750%	8/15/2028	1,650,000	1,651,568
Zayo Group Holdings, Inc.(f)	4.000%	3/1/2027	1,455,000	1,304,683
Zayo Group Holdings, Inc.(f)	6.125%	3/1/2028	1,670,000	1,386,100
Total Communications				72,162,624

See Notes to Financial Statements and Financial Highlights.

4	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2024

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (10.71%)
1011778 BC ULC / New Red Finance, Inc.(f)	4.375%	1/15/2028	$1,500,000	$1,456,138
1011778 BC ULC / New Red Finance, Inc.(f)	3.875%	1/15/2028	2,500,000	2,403,125
Academy, Ltd.(f)	6.000%	11/15/2027	1,750,000	1,754,375
Bath & Body Works, Inc.(f)	6.625%	10/1/2030	2,890,000	2,944,187
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(f)	4.875%	2/15/2030	535,000	503,462
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(f)	5.000%	6/15/2029	2,985,000	2,852,906
Caesars Entertainment, Inc.(f)	7.000%	2/15/2030	2,620,000	2,732,122
Carnival Corp.(f)	4.000%	8/1/2028	1,870,000	1,804,887
Carnival Corp.(f)	10.500%	6/1/2030	2,240,000	2,432,685
Carnival Holdings Bermuda, Ltd.(f)	10.375%	5/1/2028	2,360,000	2,547,148
Empire Resorts, Inc.(f)	7.750%	11/1/2026	4,630,000	4,451,976
Genting New York LLC / GENNY Capital, Inc.(f)	7.250%	10/1/2029	2,000,000	2,022,500
Hilton Domestic Operating Co., Inc.(f)	4.000%	5/1/2031	4,505,000	4,201,395
International Game Technology PLC(f)	6.250%	1/15/2027	1,550,000	1,583,015
International Game Technology PLC(f)	5.250%	1/15/2029	940,000	937,227
Jacobs Entertainment, Inc.(f)	6.750%	2/15/2029	3,970,000	3,848,161
Liberty Interactive LLC	8.500%	7/15/2029	4,125,000	2,165,736
Liberty Interactive LLC	8.250%	2/1/2030	2,620,000	1,371,495
QVC, Inc.(f)	6.875%	4/15/2029	3,600,000	2,988,000
Studio City Finance, Ltd.(f)	5.000%	1/15/2029	2,530,000	2,334,758
SWF Holdings I Corp.(f)	6.500%	10/1/2029	930,000	593,456
United Airlines, Inc.(f)	4.375%	4/15/2026	2,520,000	2,477,185
Victoria's Secret & Co.(f)	4.625%	7/15/2029	2,570,000	2,261,921
Walgreens Boots Alliance, Inc.	4.800%	11/18/2044	2,350,000	1,754,722
Wynn Macau, Ltd.(f)	5.625%	8/26/2028	1,805,000	1,753,197
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(f)	7.125%	2/15/2031	1,320,000	1,419,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(f)	6.250%	3/15/2033	860,000	871,266
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,644,679
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	1,048,385
Total Consumer, Cyclical				62,159,109

Consumer, Non-cyclical (10.94%)
Akumin, Inc.(f)	8.000%	8/1/2028	200,000	164,550
Akumin, Inc.(f)(g)	9.000%	8/1/2027	4,910,000	4,380,947
Bellis Acquisition Co. PLC(f)	8.125%	5/14/2030	1,245,000	1,643,398
Charles River Laboratories International, Inc.(f)	3.750%	3/15/2029	2,450,000	2,300,550
CPI CG, Inc.(f)	10.000%	7/15/2029	1,840,000	1,935,721
DaVita, Inc.(f)	3.750%	2/15/2031	2,310,000	2,081,888
DaVita, Inc.(f)	6.875%	9/1/2032	130,000	134,225
Embecta Corp.(f)	6.750%	2/15/2030	2,590,000	2,451,759
Embecta Corp.(f)	5.000%	2/15/2030	310,000	284,865
Global Medical Response, Inc.(f)(g)	10.000%	10/31/2028	4,932,828	4,953,073
Medline Borrower LP(f)	3.875%	4/1/2029	2,825,000	2,669,060
Molina Healthcare, Inc.(f)	3.875%	11/15/2030	3,735,000	3,465,788
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,210,350
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,681,993
Radiology Partners, Inc.(f)(g)	7.775%	1/31/2029	6,375,563	6,327,746
Radiology Partners, Inc.(f)(g)	9.781%	2/15/2030	3,808,289	3,598,833
StoneMor, Inc.(f)	8.500%	5/15/2029	3,430,000	3,058,631
Team Health Holdings, Inc.(b)(f)(g)	13.500%	6/30/2028	4,580,325	5,095,612
Tenet Healthcare Corp.	4.625%	6/15/2028	7,270,000	7,138,849
United Rentals North America, Inc.	4.000%	7/15/2030	5,200,000	4,909,550
Total Consumer, Non-cyclical				63,487,388

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Brigade High Income Fund	Schedule of Investments

September 30, 2024

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Energy (5.64%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.375%	6/15/2029	$2,560,000	$2,533,818
Baytex Energy Corp.(f)	7.375%	3/15/2032	2,040,000	2,032,432
Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.000%	7/15/2029	960,000	997,600
Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.250%	7/15/2032	960,000	1,006,680
Civitas Resources, Inc.(f)	8.625%	11/1/2030	1,640,000	1,735,858
EnLink Midstream LLC	5.375%	6/1/2029	970,000	993,909
EnLink Midstream LLC(f)	6.500%	9/1/2030	2,010,000	2,166,184
EnLink Midstream Partners LP	5.600%	4/1/2044	1,015,000	968,772
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	2,700,000	2,835,849
Greenfire Resources, Ltd.(f)	12.000%	10/1/2028	2,955,000	3,196,079
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	2,010,951
Transocean, Inc.	7.500%	4/15/2031	1,795,000	1,655,719
Transocean, Inc.(f)	8.000%	2/1/2027	829,000	827,121
Transocean, Inc.(f)	8.750%	2/15/2030	2,103,750	2,187,585
Valaris, Ltd.(f)	8.375%	4/30/2030	2,375,000	2,448,696
Venture Global Calcasieu Pass LLC(f)	4.125%	8/15/2031	3,635,000	3,376,006
Venture Global Calcasieu Pass LLC(f)	3.875%	11/1/2033	1,990,000	1,778,364
Total Energy				32,751,623

Financials (10.14%)
Apollo Commercial Real Estate Finance, Inc.(f)	4.625%	6/15/2029	4,170,000	3,737,362
Barclays PLC(h)	9.625%	Perpetual	2,880,000	3,236,400
Diversified Healthcare Trust	4.375%	3/1/2031	6,040,000	4,966,088
Finance of America Funding LLC(f)	7.875%	11/15/2025	3,390,000	2,744,770
Freedom Mortgage Corp.(f)	7.625%	5/1/2026	500,000	505,000
Freedom Mortgage Corp.(f)	6.625%	1/15/2027	2,310,000	2,309,655
Freedom Mortgage Corp.(f)	12.000%	10/1/2028	970,000	1,059,496
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(f)	9.000%	6/15/2030	1,735,000	1,746,668
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(f)	4.250%	2/1/2027	3,390,000	3,305,963
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(f)	4.750%	6/15/2029	1,380,000	1,348,840
LD Holdings Group LLC(f)	6.125%	4/1/2028	585,000	516,215
LD Holdings Group LLC(f)	8.750%	11/1/2027	1,336,000	1,292,887
Lloyds Banking Group PLC(h)	7.500%	Perpetual	3,170,000	3,205,472
Midcap Financial Issuer Trust(f)	5.625%	1/15/2030	2,235,000	2,059,553
Midcap Financial Issuer Trust(f)	6.500%	5/1/2028	2,350,000	2,272,697
Navient Corp.	5.500%	3/15/2029	1,105,000	1,073,467
Navient Corp.	5.625%	8/1/2033	2,110,000	1,872,593
OneMain Finance Corp.	7.500%	5/15/2031	1,310,000	1,348,062
OneMain Finance Corp.	7.125%	11/15/2031	735,000	743,432
OneMain Finance Corp.	5.375%	11/15/2029	2,615,000	2,513,739
PennyMac Financial Services, Inc.(f)	5.375%	10/15/2025	1,325,000	1,321,688
PennyMac Financial Services, Inc.(f)	4.250%	2/15/2029	2,890,000	2,752,118
PennyMac Financial Services, Inc.(f)	7.875%	12/15/2029	760,000	809,831
Service Properties Trust	5.500%	12/15/2027	1,080,000	1,026,623
Service Properties Trust(f)	8.625%	11/15/2031	3,190,000	3,465,847
Starwood Property Trust, Inc.(f)	3.625%	7/15/2026	4,835,000	4,665,775
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(f)	6.000%	1/15/2030	935,000	794,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(f)	6.500%	2/15/2029	520,000	450,284
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(f)	10.500%	2/15/2028	1,590,000	1,696,610
Total Financials				58,841,885

See Notes to Financial Statements and Financial Highlights.

6	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2024

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (2.81%)
Ball Corp.	3.125%	9/15/2031	$4,100,000	$3,635,611
Builders FirstSource, Inc.(f)	6.375%	3/1/2034	1,400,000	1,454,124
Coherent Corp.(f)	5.000%	12/15/2029	2,645,000	2,583,607
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(f)	6.750%	4/1/2032	1,670,000	1,729,886
TransDigm, Inc.(f)	7.125%	12/1/2031	6,550,000	6,926,625
Total Industrials				16,329,853

Technology (0.48%)
Pitney Bowes, Inc.(f)	6.875%	3/15/2027	1,190,000	1,182,563
Pitney Bowes, Inc.(f)	7.250%	3/15/2029	1,660,000	1,630,369
Total Technology				2,812,932

Utilities (0.77%)
Vistra Corp.(f)(h)	5Y US TI + 5.74%	Perpetual	3,400,000	3,476,330
Vistra Operations Co. LLC(f)	5.625%	2/15/2027	1,000,000	997,850
Total Utilities				4,474,180

TOTAL CORPORATE BOND
(Cost $330,545,229)				346,744,042

		7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.83%)
State Street Institutional US Government Money Market Fund, Premier Class		4.944%	39,661,970	$39,661,970

TOTAL SHORT TERM INVESTMENTS
(Cost $39,661,970)				39,661,970

TOTAL INVESTMENTS (99.43%)
(Cost $571,248,440)				$577,189,546

OTHER ASSETS IN EXCESS OF LIABILITIES (0.57%)				3,287,235

NET ASSETS (100.00%)				$580,476,781

(a)	Non-income producing security.
(b)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of September 30, 2024, the fair value of illiquid securities in the aggregate was $11,374,980, representing 1.96% of the Fund's net assets.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be restricted as of September 30, 2024. As of September 30, 2024, the fair value of restricted securities in the aggregate was $944,240 representing 0.16% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $281,580,304, representing 48.51% of net assets.
(g)	Payment in-kind.
(h)	Security is a perpetual bond.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

Brigade High Income Fund	Schedule of Investments

September 30, 2024

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Standard Overnight Financing Rate

Rates:

1M US L - 1 Month LIBOR as of September 30, 2024 was 4.96%

3M US L - 3 Month LIBOR as of September 30, 2024 was 4.85%

1M SOFR - 1 Month US SOFR as of September 30, 2024 was 4.85%

3M SOFR - 3 Month US SOFR as of September 30, 2024 was 4.59%

5Y US TI - 5 Year US Treasury Index as of September 30, 2024 was 3.58%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements and Financial Highlights.

8	www.brigadefunds.com

Brigade High Income Fund	Statement of Assets and Liabilities

September 30, 2024

ASSETS:
Investments, at value (Cost $571,248,440)	$577,189,546
Cash and cash equivalents	11,789,788
Receivable for investments sold	3,563,644
Dividends and interest receivable	8,901,650
Other assets	19,360
Total Assets	601,463,988

LIABILITIES:
Payable for administration and transfer agent fees	59,686
Payable for investments purchased	20,696,894
Payable to adviser	176,612
Payable for printing fees	2,932
Payable for professional fees	33,934
Payable for trustees' fees and expenses	364
Payable to Chief Compliance Officer fees	2,500
Accrued expenses and other liabilities	14,285
Total Liabilities	20,987,207
NET ASSETS	$580,476,781

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$562,274,127
Total distributable earnings/(deficit)	18,202,654
NET ASSETS	$580,476,781

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$10.46
Net Assets	$580,464,717
Shares of beneficial interest outstanding	55,482,164
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.45	*
Net Assets	$12,064
Shares of beneficial interest outstanding	1,154

*	Does not recalculate to actual daily NAV of 10.46 due to rounding of shares and assets for presentation purposes.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Brigade High Income Fund	Statement of Operations

For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividends	$40,464
Interest	57,485,857
Total Investment Income	57,526,321

EXPENSES:
Investment advisory fees (Note 6)	2,550,492
Fund Accounting and Administration fees	334,053
Co-administration fees	255,049
Custody fees	24,826
Legal fees	45,364
Audit and tax fees	26,013
Transfer agent fees	20,622
Trustees' fees and expenses	49,055
Registration and filing fees	35,063
Printing fees	10,544
Chief Compliance Officer fees	30,000
Insurance fees	14,725
Offering costs	111,467
Other expenses	11,513
Total Expenses	3,518,786
Less fees waived/reimbursed by investment adviser (Note 6)
Founders Class	(863,781)
Net Expenses	2,655,005
NET INVESTMENT INCOME	54,871,316

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	12,692,045
Foreign currency transactions	(48,589)
Net realized gain	12,643,456
Change in unrealized appreciation/(depreciation) on:
Investments	5,598,217
Translation of asset and liabilities denominated in foreign currency	(35,834)
Net change	5,562,383

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	18,205,839
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,077,155

See Notes to Financial Statements and Financial Highlights.

10	www.brigadefunds.com

Brigade High Income Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
OPERATIONS:
Net investment income	$54,871,316	$12,754,167
Net realized gain on investments and foreign currency	12,643,456	354,412
Net change in unrealized appreciation on investments and foreign currency	5,562,383	342,889
Net increase in net assets resulting from operations	73,077,155	13,451,468

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(58,815,049)	(9,540,155)
Institutional Class	(1,268)	(288)
Total distributions	(58,816,317)	(9,540,443)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	118,771,360	463,090,200
Dividends reinvested	58,310,737	9,540,155
Shares redeemed	(87,419,089)	–
Net increase from beneficial share transactions	89,663,008	472,630,355

Institutional Class
Shares sold	–	10,360
Dividends reinvested	1,267	288
Shares redeemed	–	(360)
Net increase from beneficial share transactions	1,267	10,288
Net increase in net assets	103,925,113	476,551,668

NET ASSETS:
Beginning of year	476,551,668	–
End of year	$580,476,781	$476,551,668

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023. The Founders Class and Institutional Class commenced operations on May 2, 2023 and May 5, 2023, respectively.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

Brigade High Income Fund	Financial Highlights

Founders Class	For a Share Outstanding Throughout the Period Presented

	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	1.10	0.43
Net realized and unrealized gain on investments	0.36	0.04
Total from investment operations	1.46	0.47

LESS DISTRIBUTIONS:
From net investment income	(1.17)	(0.29)
From net realized gains on investments	(0.01)	–
Total Distributions	(1.18)	(0.29)
NET INCREASE IN NET ASSET VALUE	0.28	0.18
NET ASSET VALUE, END OF PERIOD	$10.46	$10.18

TOTAL RETURN(c)	15.34%	4.74%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$580,465	$476,541

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.69%	0.74	%(d)
Operating expenses including reimbursement/waiver	0.52%	0.52	%(d)
Net investment income including reimbursement/waiver	10.75%	10.27	%(d)

PORTFOLIO TURNOVER RATE	49%	8	%(e)

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

12	www.brigadefunds.com

Brigade High Income Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Period Presented

	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$9.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	1.08	0.42
Net realized and unrealized gain on investments	0.37	0.06
Total from investment operations	1.45	0.48

LESS DISTRIBUTIONS:
From net investment income	(1.16)	(0.28)
From net realized gains on investments	(0.01)	–
Total Distributions	(1.17)	(0.28)
NET INCREASE IN NET ASSET VALUE	0.28	0.20
NET ASSET VALUE, END OF PERIOD	$10.46	$10.18

TOTAL RETURN(c)	15.14%	4.89%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12	$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.69%	0.75	%(d)
Operating expenses including reimbursement/waiver	0.69%	0.75	%(d)
Net investment income including reimbursement/waiver	10.57%	9.94	%(d)

PORTFOLIO TURNOVER RATE	49%	8	%(e)

(a)	For the period May 5, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	13

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

14	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Brigade High Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer, Cyclical	$–	$693,222	$–	$693,222
Consumer, Non-cyclical	–	2,608,712	18,662	2,627,374
Energy	619,698	–	–	619,698
Technology	–	528,612	925,580	1,454,192
Bank Loans
Basic Materials	–	2,499,224	–	2,499,224
Communications	–	20,788,153	2,128,841	22,916,994
Consumer, Cyclical	–	43,831,729	–	43,831,729
Consumer, Non-cyclical	–	46,463,986	–	46,463,986
Energy	–	15,420,827	–	15,420,827
Financials	–	12,976,262	–	12,976,262
Industrials	–	15,667,832	–	15,667,832
Technology	–	25,226,544	–	25,226,544
Convertible Corporate Bond
Consumer, Cyclical	–	385,650	–	385,650
Corporate Bond
Basic Materials	–	33,724,448	–	33,724,448
Communications	–	72,162,624	–	72,162,624
Consumer, Cyclical	–	62,159,109	–	62,159,109
Consumer, Non-cyclical	–	63,487,388	–	63,487,388
Energy	–	32,751,623	–	32,751,623
Financials	–	58,841,885	–	58,841,885
Industrials	–	16,329,853	–	16,329,853
Technology	–	2,812,932	–	2,812,932
Utilities	–	4,474,180	–	4,474,180
Short Term Investments	39,661,970	–	–	39,661,970
Total	$40,281,668	$533,834,795	$3,073,083	$577,189,546

Annual Report | September 30, 2024	15

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Common Stocks	Bank Loan	Total
Balance as of September 30, 2023	$2,539,082	$–	$2,539,082
Return of Capital	–	–	–
Realized Gain/(Loss)	823,353	–	823,353
Change in Unrealized Appreciation/Depreciation	(677,936)	–	(677,936)
Purchases	–	–	–
Sales Proceeds	(1,740,257)	–	(1,740,257)
Transfer into Level 3(a)	–	2,128,841	2,128,841
Transfer Out of Level 3	–	–	–
Balance as of September 30, 2024	$944,242	$2,128,841	$3,073,083
Net change in unrealized
appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at September 30, 2024	$17,689	$(2,051,764)	$(2,034,075)

(a)	Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of September 30, 2024. In addition to the techniques and inputs noted in the table below, according to the Fund’s valuation policy, other valuation techniques and methodologies when determining the Fund’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

Assets (at fair value)	Fair Value at September 30, 2024		Valuation Technique(s)	Unobservable Inputs(1)	Value/Range
Common Stocks	$925,578		Market & Income Approach	EBITDA	$356.0m
				EBITDA multiple	4.0x-4.5x
	18,662		Estimated recovery model	Estimated Escrow	$2.50
				Discount Rate	35%
Total Common Stocks	$944,240	(2)
Bank Loans	$2,128,841		Net Recovery Approach	EBITDA	CAD 198m
				EBITDA Multiple	14.0x
				Market Value of Spectrum Assets	CAD 1,398m
				Discount Rate	18.75-22.50%
Total Bank Loans	$2,128,841

(1)	A change to the unobservable input may result in a significant change to the value of the investment as follows:
(2)	Excludes insignificant Level 3 positions that amount to $2.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Estimated Escrow	Increase	Decrease
Discount Rate	Decrease	Increase
Market Value of Spectrum Assets	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

16	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Offering Costs: The Fund incurred offering costs during the year ended September 30, 2024. These offering costs, including fees for printing initial prospectuses, legal and registration fees, were amortized over the first twelve months from the inception date of the Fund. Amounts amortized through May 2, 2024 are expensed in the Fund’s Statement of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

LIBOR Transition: Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Plans are underway to phase out the use of LIBOR which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2023. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue to invest in assets that may reference LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments cannot yet be determined.

Annual Report | September 30, 2024	17

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Description	Security Type	Acquisition Date	Acquisition Cost	Fair Value	% of Net Assets
Aquity Holdings, Inc.	Common Stock	10/27/23	$–	$18,662	0.00%
Avaya Holdings Corp.	Common Stock	5/10/2023-5/12/2023	775,525	925,578	0.16%
				$944,240

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Schedule of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Brigade High Income Fund	$58,816,317	$–

The tax character of distributions paid during the fiscal period ended September 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Brigade High Income Fund	$9,540,443	$–

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2024, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments for federal tax purposes were as follows:

Brigade High Income Fund
Gross unrealized appreciation (excess of value over tax cost)	$26,636,278
Gross unrealized depreciation (excess of tax cost over value)	(20,748,025)
Net appreciation (depreciation) of foreign currency	(35,834)
Net unrealized appreciation	$5,852,419
Cost of investments for income tax purposes	$571,301,292

18	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

The primary reason for the temporary difference between book and tax basis unrealized is wash sales.

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,787,607
Accumulated Capital Gains/(Losses)	2,562,628
Net unrealized appreciation on investments	5,852,419
Total	$18,202,654

As of September 30, 2024, there were no permanent differences in book and tax accounting.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Brigade High Income Fund	$324,242,639	$238,446,157

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid for and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the year ended September 30, 2024, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023 (a)
Brigade High Income Fund
Founders Class
Shares sold	11,535,094	45,859,150
Shares issued in reinvestment of distributions to shareholders	5,711,353	938,544
Shares redeemed	(8,561,977)	–
Net increase in shares outstanding	8,684,470	46,797,694
Institutional Class
Shares sold	–	1,037
Shares issued in reinvestment of distributions to shareholders	124	29
Shares redeemed	–	(36)
Net increase in shares outstanding	124	1,030

(a)	The Founders Class and Institutional Class commenced operations on May 2, 2023 and May 5, 2023, respectively.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 75% of the outstanding shares of the Fund are held by one omnibus account that owns shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

Annual Report | September 30, 2024	19

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Brigade Capital Management, LP (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund’s portfolio. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the "Advisory Agreement") with the Adviser, the Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

The Adviser has appointed Brigade Capital UK, LLP as the Sub-Adviser to the Fund. Pursuant to a Sub-Advisory Agreement, it is determined that the Adviser and Fund will not pay any fees to the Sub-Adviser for providing services in accordance with such Agreement.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.52% and 0.75% of the Fund’s average daily net assets of each of the Founders Class and Institutional Class shares, respectively. The Fee Waiver Agreement is in effect through at least January 31, 2025, and will automatically continue upon approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its co-administration or management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the year ended September 30, 2024, are disclosed in the Statement of Operations.

As of September 30, 2024, the balances of recoupable expenses for the Fund were as follows:

Brigade High Income Fund	Expiring in 2026	Expiring in 2027
Founders Class	$271,778	$863,781
Institutional Class	–	–

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Brigade Capital Management, LP serves as co-administrator to the Fund. Pursuant to the Co-Administration Agreement, the Fund pays the co-administrator an annual fee of 0.05% based on the Fund's average daily net assets. Co-administration fees paid by the Fund for the year ended September 30, 2024, are disclosed in the Statement of Operations.

Transfer Agent: ALPS Fund Services, Inc. (“ALPS”) serves as transfer agent for the Fund under a Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

20	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

7. TRUSTEES AND OFFICERS

As of September 30, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PROUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank offered based reference rates. ASU 2020-04 is effective as of March 12, 2020, and can be applied through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04. FASB has deferred the sunset date to December 31, 2024. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2024	21

Brigade High Income Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Brigade High Income Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brigade High Income Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period May 2, 2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and the period May 2, 2023 (commencement of operations) through September 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, agent banks, transfer agents, issuers, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

22	www.brigadefunds.com

Brigade High Income Fund	Tax Designations

September 30, 2024 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2023 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Brigade High Income Fund	0%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2023 qualify for the corporate dividends received deduction:

Amount
Brigade High Income Fund	0%

Annual Report | September 30, 2024	23

BRIGADE
CAPITAL MANAGEMENT

This material must be preceded or accompanied by a prospectus.
The Brigade High Income Fund are distributed by ALPS Distributors, Inc. LLC. All rights reserved.

CARRET
Asset Management

ANNUAL FINANCIAL STATEMENTS

September 30, 2024

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements and Financial Highlights	12
Report of Independent Registered Public Accounting Firm	18
Tax Designations	19

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

September 30, 2024

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.47%)
Education (41.48%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,129,020
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	561,697
4.000%, 12/01/2034	250,000	252,499
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	355,659
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	419,531
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	955,562
3.000%, 09/01/2035	510,000	484,033
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	712,296
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	710,946
4.000%, 09/01/2031	500,000	512,885
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,017,770
4.000%, 09/01/2036	500,000	507,836
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	792,277
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,532,341
4.000%, 09/01/2033	500,000	500,281
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	582,835
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,531,122
5.000%, 09/01/2027	800,000	839,288
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,192,936
4.000%, 03/01/2034	1,000,000	1,037,336
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	691,307
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	153,149
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	967,658
Hernando County School District, Certificate Participation Bonds
5.000%, 07/01/2031	685,000	711,544
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	514,530
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	411,219
4.000%, 09/01/2033	1,000,000	1,012,690
4.000%, 09/01/2035	1,000,000	1,011,767
5.000%, 09/01/2030	1,970,000	2,064,171
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,561,259
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,212,593
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	686,987
4.000%, 09/01/2031	1,000,000	1,017,371

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

September 30, 2024

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	$425,000	$443,273
5.000%, 10/01/2041	500,000	565,730
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	145,242
4.000%, 09/01/2033	100,000	103,081
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	562,585
2.000%, 06/01/2032	1,000,000	871,514
2.000%, 05/01/2033	800,000	681,904
3.000%, 05/01/2030	450,000	450,004
3.500%, 05/01/2033	500,000	499,998
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,029,190
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	690,161
4.000%, 09/01/2036	465,000	474,102
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	335,794
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	480,171
Oklahoma County Elementary School District No. 29 Oakdale, General Obligation Unlimited Bonds
4.000%, 05/01/2026	500,000	510,983
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, 08/15/2046	750,000	772,602
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	848,008
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,279,781
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	845,501
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	544,453
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	370,000
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	766,191
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	358,213
4.000%, 11/01/2034	425,000	434,489
4.000%, 11/01/2035	635,000	648,739
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,042,276
4.000%, 09/01/2032	500,000	517,993
Spring Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2025	750,000	763,841
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	255,167
5.000%, 09/01/2030	350,000	356,890
5.000%, 09/01/2031	500,000	509,375
Washburn University/Topeka, Revenue Bonds
5.000%, 07/01/2035	500,000	506,221
West Clermont Local School District, General Obligation Unlimited Bonds
4.000%, 12/01/2032	400,000	410,626
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,282,115
4.000%, 09/01/2039	400,000	418,650

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

September 30, 2024

	Principal Amount	Value (Note 2)
Education (continued)
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	$1,000,000	$1,066,716
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	523,901
Total Education		51,009,875

General Obligation (35.00%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	336,982
4.000%, 12/01/2031	445,000	457,190
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,632
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	815,321
City of Brooklyn Center MN, General Obligation Unlimited Bonds
5.000%, 02/01/2026	500,000	515,766
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	953,843
City of Goddard, General Obligation Unlimited Bonds
4.000%, 12/01/2027	500,000	517,702
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	453,897
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	323,748
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,557,557
City of Maize, General Obligation Unlimited Bonds
4.000%, 10/01/2038	375,000	386,049
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	885,000	885,282
4.000%, 11/01/2031	400,000	419,374
5.000%, 11/01/2025	570,000	583,347
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	1,000,655
4.000%, 10/01/2028	1,315,000	1,353,440
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	503,225
4.000%, 09/01/2038	475,000	499,802
4.000%, 09/01/2039	350,000	367,092
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	596,301
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,010
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	595,780
3.000%, 10/01/2036	680,000	639,537
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	426,174
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	843,611
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,064,737
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	332,565
3.000%, 10/01/2030	720,000	714,975
4.000%, 06/01/2030	820,000	846,177

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

September 30, 2024

	Principal Amount	Value (Note 2)
General Obligation (continued)
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	$750,000	$737,714
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	750,000
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	422,941
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,138,488
4.000%, 09/01/2035	1,525,000	1,555,745
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	524,240
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	815,642
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	791,560
4.000%, 09/01/2029	650,000	665,628
4.000%, 09/01/2030	500,000	510,411
4.000%, 09/01/2031	1,500,000	1,529,449
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	813,788
2.000%, 11/01/2034	975,000	820,122
4.000%, 11/01/2030	800,000	823,434
4.000%, 11/01/2031	1,100,000	1,128,677
5.000%, 05/01/2042	1,500,000	1,694,412
Loudoun County Economic Development Authority, Revenue Bonds
5.000%, 12/01/2025	520,000	534,245
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
5.000%, 11/01/2026	410,000	431,624
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	171,826
2.000%, 09/01/2034	225,000	189,859
2.000%, 09/01/2035	220,000	181,997
State of Ohio, General Obligation Unlimited Bonds
4.000%, 03/01/2026	500,000	511,030
State of Wisconsin, General Obligation Unlimited Bonds
5.000%, 05/01/2026	500,000	520,118
Town of Watertown MA, General Obligation Limited Bonds
5.000%, 06/15/2026	500,000	523,096
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	857,163
4.000%, 08/01/2029	685,000	708,351
4.000%, 08/01/2030	2,105,000	2,186,856
4.000%, 08/01/2031	930,000	930,675
4.000%, 08/01/2032	1,000,000	1,037,815
5.000%, 08/01/2025	815,000	829,551
Total General Obligation		43,052,228

Health Care (1.12%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,380,410

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

September 30, 2024

	Principal Amount	Value (Note 2)
Public Services (1.39%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	$1,165,000	$1,169,941
3.000%, 09/01/2029	535,000	536,279
Total Public Services		1,706,220

Transportation (11.08%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	697,495
5.000%, 09/01/2032	500,000	552,116
5.000%, 09/01/2036	1,000,000	1,090,221
5.000%, 09/01/2037	1,000,000	1,088,279
5.000%, 09/01/2038	1,150,000	1,246,986
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds
5.000%, 01/01/2025	750,000	753,404
Metropolitan Transportation Authority, Revenue Bonds
5.000%, 11/15/2030	750,000	780,672
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,604,342
5.000%, 09/01/2031	3,020,000	3,184,772
5.000%, 09/01/2032	500,000	526,139
5.000%, 09/01/2034	2,000,000	2,100,628
Total Transportation		13,625,054

Utilities (8.40%)
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds
5.000%, 08/01/2027	500,000	524,693
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,235,436
City of Lebanon Authority, Revenue Bonds
4.000%, 12/15/2028	550,000	569,181
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	339,271
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	452,831
2.000%, 07/01/2035	550,000	455,944
3.000%, 07/01/2030	675,000	669,114
3.000%, 07/01/2031	555,000	540,146
3.000%, 07/01/2032	745,000	712,951
3.000%, 07/01/2033	755,000	720,521
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,176,197
3.375%, 10/01/2039	1,000,000	984,987
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	240,425
3.000%, 09/01/2040	250,000	219,846
5.000%, 09/01/2031	1,350,000	1,385,782
5.000%, 09/01/2033	100,000	101,774
Total Utilities		10,329,099

TOTAL MUNICIPAL BONDS
(Cost $125,655,318)		121,102,886

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.86%)
Money Market Fund (0.86%)
First American Treasury Obligations Fund, Class X (4.796%, 7-Day Yield)	1,059,125	$1,059,125
Total Money Market Fund		1,059,125

TOTAL SHORT TERM INVESTMENTS
(Cost $1,059,125)		1,059,125

TOTAL INVESTMENTS (99.33%)
(Cost $126,714,443)		$122,162,011

OTHER ASSETS IN EXCESS OF LIABILITIES (0.67%)		825,520

NET ASSETS (100.00%)		$122,987,531

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities

September 30, 2024

ASSETS:
Investments, at value (Cost $126,714,443)	$122,162,011
Cash and cash equivalents	7,589
Receivable for shares sold	248,401
Dividends and interest receivable	891,019
Total Assets	123,309,020

LIABILITIES:
Distributions payable	204,719
Payable for administration and transfer agent fees	51,522
Payable for shares redeemed	2,656
Payable to adviser	241
Payable for distribution fees	165
Payable for printing fees	10,911
Payable for professional fees	24,118
Payable for trustees' fees and expenses	3,297
Payable to Chief Compliance Officer fees	7,366
Accrued expenses and other liabilities	16,494
Total Liabilities	321,489
NET ASSETS	$122,987,531

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$129,996,587
Total distributable earnings/(deficit)	(7,009,056)
NET ASSETS	$122,987,531

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.23
Net Assets	$122,183,161
Shares of beneficial interest outstanding	11,949,084
Class A :
Net Asset Value, offering and redemption price per share	$10.23
Net Assets	$804,370
Shares of beneficial interest outstanding	78,664
Maximum offering price per share(a)	$10.68

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations

For the Year Ended September 30, 2024

INVESTMENT INCOME:

Interest	$3,045,005
Total Investment Income	3,045,005

EXPENSES:
Investment advisory fees (Note 6)	367,524
Administration fees	193,396
Distribution fees
Class A	788
Custody fees	14,812
Legal fees	18,022
Audit and tax fees	20,964
Transfer agent fees	58,415
Trustees' fees and expenses	10,768
Registration and filing fees	46,539
Printing fees	14,412
Chief Compliance Officer fees	47,296
Insurance fees	6,088
Fees recouped by investment adviser (Note 6)
Class A	2,560
Other expenses	12,505
Total Expenses	814,089
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(220,331)
Class A	(3,316)
Total fees waived by investment adviser	(223,647)
Net Expenses	590,442
NET INVESTMENT INCOME	2,454,563
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(1,281,013)
Net realized loss	(1,281,013)
Change in unrealized appreciation/(depreciation) on:
Investments	9,046,275
Net change	9,046,275
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,765,262
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,219,825

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$2,454,563		$2,594,311
Net realized loss on investments	(1,281,013)		(1,250,238)
Net change in unrealized appreciation on investments	9,046,275		1,219,951
Net increase in net assets resulting from operations	10,219,825		2,564,024

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,444,968)		(2,584,190)
Class A	(16,126)		(19,020)
Total distributions	(2,461,094)		(2,603,210)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	14,670,691		16,565,736
Dividends reinvested	60,082		112,701
Shares redeemed	(18,703,592)		(36,307,952)
Net decrease from beneficial share transactions	(3,972,819)		(19,629,515)
Class A
Shares sold	24,000		21,098
Dividends reinvested	14,781		16,960
Shares redeemed	(267,403	)(a)	(188,781)
Net decrease from beneficial share transactions	(228,622)		(150,723)
Net increase/(decrease) in net assets	3,557,290		(19,819,424)

NET ASSETS:
Beginning of year	119,430,241		139,249,665
End of year	$122,987,531		$119,430,241

(a)	Shares redeemed amount was netted with $10 redemption fee.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60	$9.64		$11.10	$11.16		$10.97

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.20	0.20		0.19	0.20		0.24
Net realized and unrealized gain/(loss) on investments	0.63	(0.04)		(1.45)	(0.06)		0.21
Total from investment operations	0.83	0.16		(1.26)	0.14		0.45

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.20)		(0.19)	(0.20)		(0.24)
From net realized gains on investments	–	(0.00	)(b)	(0.01)	(0.00	)(b)	(0.02)
Total Distributions	(0.20)	(0.20)		(0.20)	(0.20)		(0.26)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.63	(0.04)		(1.46)	(0.06)		0.19
NET ASSET VALUE, END OF PERIOD	$10.23	$9.60		$9.64	$11.10		$11.16

TOTAL RETURN(c)	8.72%	1.57%		(11.49%)	1.30%		4.17%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$122,183	$118,458		$138,130	$180,253		$178,827

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.66%	0.60%		0.58%	0.56%		0.57%
Operating expenses including reimbursement/waiver	0.48%	0.48%		0.48%	0.48%		0.48%
Net investment income including reimbursement/waiver	2.01%	1.96%		1.80%	1.83%		2.17%

PORTFOLIO TURNOVER RATE	10%	8%		6%	8%		16%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights

Class A	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60	$9.64		$11.10	$11.16		$10.97

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.18	0.17		0.16	0.18		0.21
Net realized and unrealized gain/(loss) on investments	0.63	(0.04)		(1.45)	(0.06)		0.21
Total from investment operations	0.81	0.13		(1.29)	0.12		0.42

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.17)		(0.16)	(0.18)		(0.21)
From net realized gains on investments	–	(0.00	)(b)	(0.01)	(0.00	)(b)	(0.02)
Total Distributions	(0.18)	(0.17)		(0.17)	(0.18)		(0.23)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.63	(0.04)		(1.46)	(0.06)		0.19
NET ASSET VALUE, END OF PERIOD	$10.23	$9.60		$9.64	$11.10		$11.16

TOTAL RETURN(c)	8.46%	1.32%		(11.72%)	1.05%		3.91%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$804	$972		$1,120	$3,813		$4,253

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.81%	0.91%		0.90%	0.87%		0.86%
Operating expenses including reimbursement/waiver	0.73%	0.73%		0.73%	0.73%		0.73%
Net investment income including reimbursement/waiver	1.75%	1.71%		1.54%	1.58%		1.92%

PORTFOLIO TURNOVER RATE	10%	8%		6%	8%		16%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the "Board" or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$121,102,886	$–	$121,102,886
Short Term Investments	1,059,125	–	–	1,059,125
Total	$1,059,125	$121,102,886	$–	$122,162,011

*	For a detailed Sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund during the year ended September 30, 2024.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Annual Report | September 30, 2024	13

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2024 and September 30, 2023, respectively were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$50,772	$2,410,322	$–

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$62,679	$2,531,707	$8,824

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$257,324
Gross unrealized depreciation (excess of tax cost over value)	(4,809,756)
Net unrealized depreciation	$(4,552,432)
Cost of investments for income tax purposes	$126,714,443

Reclassifications: As of September 30, 2024, there were no permanent differences in book and tax accounting.

Components of Distributable Earnings: At September 30, 2024, components of distributable earnings were as follows:

Kansas Tax-Exempt Bond Fund
Undistributed ordinary income	$4,127
Tax-Exempt Undistributed Income	275,219
Accumulated capital losses	(2,531,251)
Net unrealized depreciation	(4,552,432)
Other cumulative effect of timing differences(a)	(204,719)
Total	$(7,009,056)

(a)	Related to distribution payable at year end.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Short-Term	Long-Term
$—	$2,531,251

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$11,534,193	$14,225,581

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	1,463,621	1,651,757
Shares issued in reinvestment of distributions to shareholders	5,993	11,296
Shares redeemed	(1,859,916)	(3,653,062)
Net decrease in shares outstanding	(390,302)	(1,990,009)
Class A
Shares sold	2,392	2,110
Shares issued in reinvestment of distributions to shareholders	1,473	1,699
Shares redeemed	(26,451)	(18,725)
Net decrease in shares outstanding	(22,586)	(14,916)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the shares outstanding of the Fund are owned by one omnibus account.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

Annual Report | September 30, 2024	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, (excluding Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.48% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2025, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. The Adviser recovered $2,560 of expenses previously waived within Class A, during the year ended September 30, 2024.

As of September 30, 2024, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2025	Expiring in 2026	Expiring in 2027	Total
Institutional Class	$171,583	$158,799	$220,331	$550,713
Class A	3,027	1,936	3,316	8,279

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. The Board authorized 0.00% to be paid of shareholder servicing fees.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. Distribution fees paid by the Fund for the year ended September 30, 2024, are disclosed in the Statement of Operations.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

7. TRUSTEES AND OFFICERS

As of September 30, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2024	17

Carret Kansas Tax-Exempt Bond Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Carret Kansas Tax-Exempt Bond Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Carret Kansas Tax-Exempt Bond Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

Carret Kansas Tax-Exempt Bond Fund	Tax Designations

September 30, 2024 (Unaudited)

For the year ended September 30, 2024, pursuant to Section 852(b)(3) of the Internal Revenue Code, Carret Kansas Tax-Exempt Bond Fund designated $0 as long-term capital gain dividends.

For the year ended September 30, 2024, 97.93700% of the distributions from net investment income for Carret Kansas Tax-Exempt Bond Fund are exempt from federal income tax.

Annual Report | September 30, 2024	19

This material must be preceded or accompanied by a prospectus.

The Carret Kansas Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc

CLARKSTON FUNDS

Annual
Financial Statements

SEPTEMBER 30, 2024

CLARKSTON PARTNERS FUND
CLARKSTON FUND
CLARKSTON FOUNDERS FUND

Schedule of Investments
Clarkston Partners Fund	1
Clarkston Fund	3
Clarkston Founders Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets
Clarkston Partners Fund	9
Clarkston Fund	10
Clarkston Founders Fund	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	25
Report of Independent Registered Public Accounting Firm	36
Tax Designations	37

Clarkston Partners Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
COMMON STOCK (93.09%)
Consumer Discretionary (6.78%)
John Wiley & Sons, Inc., Class A	1,110,000	$53,557,500
Leslie's, Inc.(a)	8,415,000	26,591,400
Total Consumer Discretionary		80,148,900

Consumer Staples (31.67%)(b)
Energizer Holdings, Inc.	1,600,000	50,816,000
Lamb Weston Holdings, Inc.	700,000	45,318,000
Molson Coors Beverage Co., Class B	975,000	56,082,000
Post Holdings, Inc.(a)	842,000	97,461,500
Sysco Corp.	507,000	39,576,420
US Foods Holding Corp.(a)	1,380,000	84,870,000
Total Consumer Staples		374,123,920

Financials (16.55%)
Affiliated Managers Group, Inc.	457,000	81,254,600
Brown & Brown, Inc.	245,000	25,382,000
LPL Financial Holdings Inc.	265,000	61,646,950
Willis Towers Watson PLC	92,000	27,096,760
Total Financials		195,380,310

Health Care (7.67%)
Avantor, Inc.(a)	1,305,000	33,760,350
Envista Holdings Corp.(a)	1,509,000	29,817,840
Henry Schein, Inc.(a)	370,000	26,973,000
Total Health Care		90,551,190

Industrials (12.77%)
CH Robinson Worldwide, Inc.	462,000	50,990,940
GFL Environmental Inc.	1,640,000	65,403,200
Hillenbrand, Inc.	1,243,000	34,555,400
Total Industrials		150,949,540

Technology (9.92%)
Clarivate PLC(a)	16,500,000	117,150,000

Telecommunications (2.78%)
Cable One, Inc.	94,000	32,880,260

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

Clarkston Partners Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
Utilities (4.95%)
Stericycle, Inc.(a)	958,000	$58,438,000

TOTAL COMMON STOCK
(Cost $829,226,939)		1,099,622,120

TOTAL INVESTMENTS (93.09%)
(Cost $829,226,939)		$1,099,622,120

OTHER ASSETS IN EXCESS OF LIABILITIES (6.91%)		81,590,853

NET ASSETS (100.00%)		$1,181,212,973

(a)	Non-income producing security.

(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.

2	www.clarkstonfunds.com

Clarkston Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
COMMON STOCK (82.52%)
Consumer Discretionary (6.58%)
Dollar General Corp.	55,000	$4,651,350
The Walt Disney Co.	12,000	1,154,280
Warner Bros. Discovery, Inc.(a)	635,000	5,238,750
Total Consumer Discretionary		11,044,380

Consumer Staples (25.26%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	110,000	7,291,900
Lamb Weston Holdings, Inc.	88,000	5,697,120
Molson Coors Beverage Co., Class B	115,000	6,614,800
Post Holdings, Inc.(a)	75,000	8,681,250
Sysco Corp.	47,000	3,668,820
US Foods Holding Corp.(a)	170,000	10,455,000
Total Consumer Staples		42,408,890

Financials (15.47%)
Affiliated Managers Group, Inc.	47,000	8,356,600
Brown & Brown, Inc.	33,000	3,418,800
LPL Financial Holdings Inc.	18,500	4,303,655
The Charles Schwab Corp.	80,000	5,184,800
Willis Towers Watson PLC	16,000	4,712,480
Total Financials		25,976,335

Health Care (5.74%)
Avantor, Inc.(a)	235,000	6,079,450
IQVIA Holdings, Inc.(a)	15,000	3,554,550
Total Health Care		9,634,000

Industrials (19.30%)
American Express Co.	14,000	3,796,800
Capital One Financial Corp.	34,000	5,090,820
CH Robinson Worldwide, Inc.	60,000	6,622,200
FedEx Corp.	29,500	8,073,560
Fidelity National Information Services, Inc.	63,000	5,276,250
Fortive Corp.	45,000	3,551,850
Total Industrials		32,411,480

Technology (8.14%)
Clarivate PLC(a)	1,925,000	13,667,500

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Clarkston Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
Telecommunications (2.03%)
Charter Communications, Inc., Class A(a)	10,500	$3,402,840

TOTAL COMMON STOCK
(Cost $108,149,299)		138,545,425

TOTAL INVESTMENTS (82.52%)
(Cost $108,149,299)		$138,545,425

OTHER ASSETS IN EXCESS OF LIABILITIES (17.48%)		29,341,385

NET ASSETS (100.00%)		$167,886,810

(a)	Non-income producing security.

(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.

4	www.clarkstonfunds.com

Clarkston Founders Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
COMMON STOCK (86.32%)
Consumer Discretionary (6.03%)
Dollar General Corp.	255,000	$21,565,350
Warner Bros. Discovery, Inc.(a)	3,050,000	25,162,500
Total Consumer Discretionary		46,727,850

Consumer Staples (28.09%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	465,000	30,824,850
Lamb Weston Holdings, Inc.	410,000	26,543,400
Molson Coors Beverage Co., Class B	590,000	33,936,800
Post Holdings, Inc.(a)	530,000	61,347,500
Sysco Corp.	175,000	13,660,500
US Foods Holding Corp.(a)	835,000	51,352,500
Total Consumer Staples		217,665,550

Financials (17.71%)
Affiliated Managers Group, Inc.	240,879	42,828,286
Brown & Brown, Inc.	150,000	15,540,000
LPL Financial Holdings Inc.	120,000	27,915,600
The Charles Schwab Corp.	400,000	25,924,000
Willis Towers Watson PLC	85,000	25,035,050
Total Financials		137,242,936

Health Care (5.92%)
Avantor, Inc.(a)	1,195,000	30,914,650
Henry Schein, Inc.(a)	205,000	14,944,500
Total Health Care		45,859,150

Industrials (14.95%)
CH Robinson Worldwide, Inc.	250,000	27,592,500
FedEx Corp.	122,000	33,388,960
Fortive Corp.	210,000	16,575,300
GFL Environmental Inc.	960,000	38,284,800
Total Industrials		115,841,560

Technology (8.86%)
Clarivate PLC(a)	9,665,000	68,621,500

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Clarkston Founders Fund	Schedule of Investments

September 30, 2024

	Shares	Value (Note 2)
Utilities (4.76%)
Stericycle, Inc.(a)	605,000	$36,905,000

TOTAL COMMON STOCK
(Cost $547,226,488)		668,863,546

TOTAL INVESTMENTS (86.32%)
(Cost $547,226,488)		$668,863,546

OTHER ASSETS IN EXCESS OF LIABILITIES (13.68%)		106,031,921

NET ASSETS (100.00%)		$774,895,467

(a)	Non-income producing security.

(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.

6	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities

September 30, 2024

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
ASSETS:
Investments, at value (Cost $829,226,939, $108,149,299 and $547,226,488)	$1,099,622,120	$138,545,425	$668,863,546
Cash and cash equivalents	81,764,251	28,558,525	103,566,724
Receivable for shares sold	496,232	683,764	2,389,366
Dividends and interest receivable	751,213	217,459	849,944
Other assets	53,171	8,434	12,811
Total Assets	1,182,686,987	168,013,607	775,682,391

LIABILITIES:
Payable for administration and transfer agent fees	47,467	9,801	28,286
Payable for shares redeemed	450,916	8,000	226,360
Payable to adviser	809,703	61,830	451,793
Payable for shareholder service fees	75,701	17,448	16,194
Payable for printing fees	44,449	5,746	27,091
Payable for professional fees	40,492	20,500	32,858
Payable to Chief Compliance Officer fees	2,355	315	1,463
Accrued expenses and other liabilities	2,931	3,157	2,879
Total Liabilities	1,474,014	126,797	786,924
NET ASSETS	$1,181,212,973	$167,886,810	$774,895,467

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$900,040,860	$140,017,705	$695,822,673
Total distributable earnings	281,172,113	27,869,105	79,072,794
NET ASSETS	$1,181,212,973	$167,886,810	$774,895,467

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$14.68	N/A	$16.13
Net Assets	$507,784,871	N/A	$560,407,714
Shares of beneficial interest outstanding	34,580,073	N/A	34,750,203
Institutional Class:
Net Asset Value, offering and redemption price per share	$14.56	$15.70	$16.09
Net Assets	$673,428,102	$167,886,810	$214,487,753
Shares of beneficial interest outstanding	46,251,429	10,695,415	13,330,672

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

Clarkston Funds	Statements of Operations

For the Year Ended September 30, 2024

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$17,736,655	$2,394,223	$9,485,554
Foreign taxes withheld	(12,344)	(37,881)	(199,166)
Total Investment Income	17,724,311	2,356,342	9,286,388

EXPENSES:
Investment advisory fees (Note 6)	10,235,478	728,076	5,292,503
Administration fees	529,049	73,274	297,885
Shareholder service fees Institutional Class	618,503	130,968	182,242
Custody fees	34,459	4,690	18,274
Legal fees	19,964	5,811	26,386
Audit and tax fees	19,381	17,228	18,177
Transfer agent fees	63,154	31,734	24,010
Trustees fees and expenses	115,118	15,918	74,922
Registration and filing fees	42,241	28,073	53,224
Printing fees	73,435	14,187	45,287
Chief Compliance Officer fees	28,890	3,427	16,508
Insurance fees	45,398	4,388	21,955
Other expenses	20,365	12,673	16,559
Total Expenses	11,845,435	1,070,447	6,087,932
Less fees waived by investment adviser (Note 6)
Founders Class	(137,409)	–	(186,726)
Institutional Class	(217,941)	(137,800)	(70,717)
Total fees waived by investment adviser (Note 6)	(355,350)	(137,800)	(257,443)
Net Expenses	11,490,085	932,647	5,830,489
NET INVESTMENT INCOME	6,234,226	1,423,695	3,455,899

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	22,223,997	(1,221,892)	(45,264,132)
Net realized gain/(loss)	22,223,997	(1,221,892)	(45,264,132)
Change in unrealized appreciation/(depreciation) on:
Investments	130,663,553	24,797,559	146,326,178
Net change	130,663,553	24,797,559	146,326,178
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	152,887,550	23,575,667	101,062,046
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$159,121,776	$24,999,362	$104,517,945

See Notes to Financial Statements and Financial Highlights.

8	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$6,234,226	$19,591,802
Net realized gain on investments	22,223,997	157,448,855
Net change in unrealized appreciation/(depreciation) on investments	130,663,553	(69,578,832)
Net increase in net assets resulting from operations	159,121,776	107,461,825

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(19,684,887)	(93,629,426)
Institutional Class	(29,910,558)	(127,859,221)
Total distributions	(49,595,445)	(221,488,647)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	436,755	251,600
Dividends reinvested	595,440	3,294,955
Shares redeemed	(51,239,665)	(45,702,290)
Net decrease from beneficial share transactions	(50,207,470)	(42,155,735)
Institutional Class
Shares sold	123,827,673	146,349,508
Dividends reinvested	28,886,182	123,233,230
Shares redeemed	(335,962,564)	(229,509,919)
Net increase/(decrease) from beneficial share transactions	(183,248,709)	40,072,819
Net decrease in net assets	(123,929,848)	(116,109,738)

NET ASSETS:
Beginning of year	1,305,142,821	1,421,252,559
End of year	$1,181,212,973	$1,305,142,821

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Clarkston Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$1,423,695	$1,026,649
Net realized gain/(loss) on investments	(1,221,892)	2,514,516
Net change in unrealized appreciation on investments	24,797,559	13,706,218
Net increase in net assets resulting from operations	24,999,362	17,247,383

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(4,699,381)	(5,399,733)
Total distributions	(4,699,381)	(5,399,733)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	38,023,892	22,201,181
Dividends reinvested	4,689,845	5,384,897
Shares redeemed	(20,586,455)	(14,584,598)
Net increase from beneficial share transactions	22,127,282	13,001,480
Net increase in net assets	42,427,263	24,849,130

NET ASSETS:
Beginning of year	125,459,547	100,610,417
End of year	$167,886,810	$125,459,547

See Notes to Financial Statements and Financial Highlights.

10	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income	$3,455,899	$7,969,242
Net realized gain/(loss) on investments	(45,264,132)	28,735,167
Net change in unrealized appreciation on investments	146,326,178	14,898,385
Net increase in net assets resulting from operations	104,517,945	51,602,794

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(8,340,342)	(26,517,576)
Institutional Class	(3,035,281)	(9,874,966)
Total distributions	(11,375,623)	(36,392,542)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	97,041,015	137,576,936
Dividends reinvested	111,165	501,554
Shares redeemed	(76,390,737)	(81,356,615)
Net increase from beneficial share transactions	20,761,443	56,721,875
Institutional Class
Shares sold	41,989,764	27,713,169
Dividends reinvested	3,013,276	9,868,890
Shares redeemed	(32,256,421)	(16,344,281)
Net increase from beneficial share transactions	12,746,619	21,237,778
Net increase in net assets	126,650,384	93,169,905

NET ASSETS:
Beginning of year	648,245,083	555,075,178
End of year	$774,895,467	$648,245,083

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

12	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$13.38	$14.61	$15.73	$12.61	$12.81

0.08	0.21	0.03	0.06	0.10
1.75	0.87	(1.01)	3.62	0.21
1.83	1.08	(0.98)	3.68	0.31

(0.05)	(0.17)	(0.06)	(0.06)	(0.13)
(0.48)	(2.14)	(0.08)	(0.50)	(0.38)
(0.53)	(2.31)	(0.14)	(0.56)	(0.51)
1.30	(1.23)	(1.12)	3.12	(0.20)
$14.68	$13.38	$14.61	$15.73	$12.61

13.97%	7.23%	(6.31%)	29.47%	2.18%

$507,785	$511,462	$600,879	$669,345	$553,691

0.88%	0.88%	0.88%	0.88%	0.91%
0.85%	0.85%	0.85%	0.85%	0.85%
0.55%	1.47%	0.21%	0.40%	0.77%

22%	16%	21%	9%	25%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	13

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

14	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
$13.28		$14.52		$15.64		$12.55		$12.76

0.06		0.18		0.02		0.05		0.08
1.74		0.88		(1.01)		3.59		0.21
1.80		1.06		(0.99)		3.64		0.29

(0.04)		(0.16)		(0.05)		(0.05)		(0.12)
(0.48)		(2.14)		(0.08)		(0.50)		(0.38)
(0.52)		(2.30)		(0.13)		(0.55)		(0.50)
1.28		(1.24)		(1.12)		3.09		(0.21)
$14.56		$13.28		$14.52		$15.64		$12.55

13.88%		7.16%		(6.39%)		29.33%		2.07%

$673,428		$793,680		$820,374		$845,824		$574,777

0.96%		0.96%		0.96%		0.98%		1.01%
0.93	%(c)	0.94	%(c)	0.94	%(c)	0.95	%(c)	0.95	%(c)
0.47%		1.29%		0.12%		0.30%		0.68%

22%		16%		21%		9%		25%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	15

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the periods ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively, in the amount of 0.07%, 0.06%, 0.06%, 0.05%, and 0.05% of average net assets of Institutional shares.

See Notes to Financial Statements and Financial Highlights.

16	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

18	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
$13.66		$12.28		$14.80		$12.05		$12.50

0.14		0.12		0.06		0.07		0.17
2.40		1.92		(2.11)		3.49		(0.05)
2.54		2.04		(2.05)		3.56		0.12

(0.12)		(0.07)		(0.05)		(0.16)		(0.14)
(0.38)		(0.59)		(0.42)		(0.65)		(0.43)
(0.50)		(0.66)		(0.47)		(0.81)		(0.57)
2.04		1.38		(2.52)		2.75		(0.45)
$15.70		$13.66		$12.28		$14.80		$12.05
18.94%		17.04%		(14.33%)		30.08%		0.81%

$167,887		$125,460		$100,610		$97,936		$48,479

0.73%		0.73%		0.76%		0.80%		0.86%
0.64	%(c)	0.65	%(c)	0.65	%(c)	0.66	%(c)	0.64	%(c)
0.98%		0.84%		0.41%		0.46%		1.47%
23%		12%		18%		18%		31%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the periods ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively, in the amount of 0.06%, 0.05%, 0.05%, 0.04%, and 0.06% of average net assets of Institutional shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	19

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.12	$13.72	$15.09		$15.54

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.08	0.19	0.01		0.02
Net realized and unrealized gain/(loss) on investments	2.18	1.11	(1.31)		(0.47	)(c)
Total from investment operations	2.26	1.30	(1.30)		(0.45)

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.12)	(0.01)		–
From net realized gains on investments	(0.15)	(0.78)	(0.06)		–
Total Distributions	(0.25)	(0.90)	(0.07)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.01	0.40	(1.37)		(0.45)
NET ASSET VALUE, END OF PERIOD	$16.13	$14.12	$13.72		$15.09

TOTAL RETURN(d)	16.16%	9.60%	(8.64%)		(2.90%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$560,408	$472,102	$404,512		$278,749

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.84%	0.82%	0.84%		0.86	%(e)
Operating expenses including reimbursement/waiver	0.80%	0.80%	0.80	%(f)	0.80	%(e)
Net investment income including reimbursement/waiver	0.52%	1.28%	0.09%		0.20	%(e)

PORTFOLIO TURNOVER RATE	17%	13%	17%		5	%(g)

(a)	Commenced operations on February 17, 2017.
(b)	Calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements and Financial Highlights.

20	www.clarkstonfunds.com

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	21

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

22	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
$14.10		$13.71		$15.09		$12.35		$11.67

0.06		0.17		(0.00	)(b)	(0.00	)(b)	0.08
2.17		1.11		(1.32)		2.87		1.00
2.23		1.28		(1.32)		2.87		1.08

(0.09)		(0.11)		0.00	(b)	(0.02)		(0.10)
(0.15)		(0.78)		(0.06)		(0.11)		(0.30)
(0.24)		(0.89)		(0.06)		(0.13)		(0.40)
1.99		0.39		(1.38)		2.74		0.68
$16.09		$14.10		$13.71		$15.09		$12.35

16.00%		9.50%		(8.74%)		23.31%		9.34%

$214,488		$176,143		$150,563		$139,088		$76,111

0.93%		0.93%		0.94%		0.92%		1.11%
0.89	%(d)	0.91	%(d)	0.90	%(d)(e)	0.86	%(d)	0.91	%(d)
0.42%		1.16%		(0.02%)		(0.00	%)(f)	0.73%

17%		13%		17%		5%		22%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	23

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the periods ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively, in the amount of 0.06%, 0.04%, 0.05%, 0.09% and 0.04% of average net assets of Institutional shares.

(e)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.

(f)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

24	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund’s investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

Annual Report | September 30, 2024	25

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

When prices or quotations for securities held by the Funds are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

26	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$80,148,900	$–	$–	$80,148,900
Consumer Staples	374,123,920	–	–	374,123,920
Financials	195,380,310	–	–	195,380,310
Health Care	90,551,190	–	–	90,551,190
Industrials	150,949,540	–	–	150,949,540
Technology	117,150,000	–	–	117,150,000
Telecommunications	32,880,260	–	–	32,880,260
Utilities	58,438,000	–	–	58,438,000
Total	$1,099,622,120	$–	$–	$1,099,622,120

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$11,044,380	$–	$–	$11,044,380
Consumer Staples	42,408,890	–	–	42,408,890
Financials	25,976,335	–	–	25,976,335
Health Care	9,634,000	–	–	9,634,000
Industrials	32,411,480	–	–	32,411,480
Technology	13,667,500	–	–	13,667,500
Telecommunications	3,402,840	–	–	3,402,840
Total	$138,545,425	$–	$–	$138,545,425

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$46,727,850	$–	$–	$46,727,850
Consumer Staples	217,665,550	–	–	217,665,550
Financials	137,242,936	–	–	137,242,936
Health Care	45,859,150	–	–	45,859,150
Industrials	115,841,560	–	–	115,841,560
Technology	68,621,500	–	–	68,621,500
Utilities	36,905,000	–	–	36,905,000
Total	$668,863,546	$–	$–	$668,863,546

Annual Report | September 30, 2024	27

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

There were no Level 3 securities held during the year ended September 30, 2024.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds’ portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds’ total assets at the time of purchase. A more concentrated portfolio may cause the Funds’ net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds’ net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

28	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex- dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$10,421,131	$39,174,314
Clarkston Fund	1,128,769	3,570,612
Clarkston Founders Fund	7,042,936	4,332,687

Annual Report | September 30, 2024	29

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The tax character of distributions paid during the fiscal year ended September 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$36,968,506	$184,520,141
Clarkston Fund	716,747	4,682,986
Clarkston Founders Fund	9,515,714	26,876,828

As of September 30, 2024, permanent differences in book and tax accounting were reclassified. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

	Paid-in Capital	Total Distributable Earnings
Clarkston Partners Fund	$9,094,104	$(9,094,104)

These differences are primarily attributable to tax treatment of earnings and profits on redemption of shares.

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2024, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$391,044,121	$38,846,821	$169,191,646
Gross unrealized depreciation (excess of tax cost over value)	(120,648,940)	(8,450,693)	(47,554,588)
Net unrealized appreciation	$270,395,181	$30,396,128	$121,637,058
Cost of investments for income tax purposes	$829,226,939	$108,149,299	$547,226,488

Components of Distributable Earnings: As of September 30, 2024, components of distributable earnings on a tax basis were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Undistributed ordinary income	$4,400,951	$1,142,381	$2,699,868
Accumulated capital gains/(losses)	6,375,981	(3,669,404)	(45,264,132)
Net unrealized appreciation	270,395,181	30,396,128	121,637,058
Total	$281,172,113	$27,869,105	$79,072,794

30	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short Term	Long-Term
Clarkston Founders Fund	$–	$45,264,132

The Clarkston Fund elects to defer to the period ending September 30, 2025, capital losses recognized during the period November 1, 2023 - September 30, 2024 in the amount of $3,669,404.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$256,162,267	$483,661,869
Clarkston Fund	32,033,013	29,191,313
Clarkston Founders Fund	104,321,521	110,433,023

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre- emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Annual Report | September 30, 2024	31

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Transactions in common shares were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Clarkston Partners Fund
Founders Class
Shares sold	28,504	18,325
Shares issued in reinvestment of distributions to shareholders	43,782	243,890
Shares redeemed	(3,707,220)	(3,182,643)
Net decrease in shares outstanding	(3,634,934)	(2,920,428)
Institutional Class
Shares sold	8,936,530	10,156,961
Shares issued in reinvestment of distributions to shareholders	2,139,717	9,189,652
Shares redeemed	(24,587,289)	(16,095,878)
Net increase/(decrease) in shares outstanding	(13,511,042)	3,250,735

Clarkston Fund
Institutional Class
Shares sold	2,575,609	1,639,731
Shares issued in reinvestment of distributions to shareholders	325,458	426,358
Shares redeemed	(1,392,939)	(1,071,591)
Net increase in shares outstanding	1,508,128	994,498

Clarkston Founders Fund
Founders Class
Shares sold	6,415,334	9,488,224
Shares issued in reinvestment of distributions to shareholders	7,446	36,345
Shares redeemed	(5,100,651)	(5,572,329)
Net increase in shares outstanding	1,322,129	3,952,240
Institutional Class
Shares sold	2,775,699	1,925,860
Shares issued in reinvestment of distributions to shareholders	202,233	716,175
Shares redeemed	(2,143,260)	(1,128,842)
Net increase in shares outstanding	834,672	1,513,193

32	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 73% of the outstanding shares of the Clarkston Partners Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Approximately 77% of the outstanding shares of the Clarkston Fund are owned by one omnibus account that owns shares on behalf of its underlying beneficial owners. Approximately 90% of the outstanding shares of the Clarkston Founders Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, (excluding shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2025 and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that a Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

For the year ended September 30, 2024, the fee waivers and/or reimbursements were $137,409, $217,941, $137,800, $186,726, and $70,717 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class and Clarkston Founders Fund Institutional Class, respectively.

Annual Report | September 30, 2024	33

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

As of September 30, 2024, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in 2025	Expiring in 2026	Expiring in 2027
Clarkston Partners Fund
Founders	$167,096	$145,168	$137,409
Institutional	223,604	222,408	217,941

Clarkston Fund	118,133	102,951	137,800

Clarkston Founders Fund
Founders	164,493	97,656	186,726
Institutional	62,763	37,878	70,717

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for year ended September 30, 2024, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

34	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

7. TRUSTEES AND OFFICERS

As of September 30, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Funds pay ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2024	35

Clarkston Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders of Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund and Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clarkston Funds, comprising Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund (the “Funds”), each a series of ALPS Series Trust, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years or period in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or period in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

36	www.clarkstonfunds.com

Clarkston Funds	Tax Designations

September 30, 2024 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2023 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Clarkston Partners Fund	100.00%
Clarkston Fund	100.00%
Clarkston Founders Fund	75.74%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2023 qualify for the corporate dividends received deduction:

Amount
Clarkston Partners Fund	100.00%
Clarkston Fund	97.55%
Clarkston Founders Fund	67.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Funds designate the amounts listed below as long-term capital gain dividends:

Amount
Clarkston Partners Fund	$39,174,314
Clarkston Fund	$3,570,612
Clarkston Founders Fund	$4,332,606

Annual Report | September 30, 2024	37

CLARKSTON FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.
Clarkston Capital and Clarkston Funds are registered trademarks of
Clarkston Capital Partners, LLC. All rights reserved.

Annual Financial Statements

As of September 30, 2024

Hillman Value Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Value Fund (“Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	11
Report of Independent Registered Public Accounting Firm	22
Tax Designations	23

Hillman Value Fund	Schedule of Investments

  September 30, 2024

		Value
	Shares	(Note 2)
COMMON STOCK (93.85%)
Communication Services (16.48%)
Alphabet, Inc., Class A	35,700	$5,920,845
AT&T, Inc.	310,600	6,833,200
Comcast Corp., Class A	142,400	5,948,048
Verizon Communications, Inc.	137,000	6,152,670
Walt Disney Co.	65,000	6,252,350
Warner Bros Discovery, Inc.(a)	808,000	6,666,000
Total Communication Services		37,773,113

Consumer Discretionary (10.80%)
Amazon.com, Inc.(a)	31,700	5,906,661
CarMax, Inc.(a)	77,000	5,958,260
NIKE, Inc., Class B	75,500	6,674,200
Nordstrom, Inc.	275,600	6,198,244
Total Consumer Discretionary		24,737,365

Consumer Staples (13.28%)
Anheuser-Busch InBev NV, Sponsored ADR(b)	88,800	5,886,552
Campbell Soup Co.	137,800	6,741,176
Conagra Brands, Inc.	186,000	6,048,720
Estee Lauder Cos., Inc., Class A	58,000	5,782,020
Kraft Heinz Co.(b)	170,000	5,968,700
Total Consumer Staples		30,427,168

Financials (10.20%)
T Rowe Price Group, Inc.	50,000	5,446,500
US Bancorp	156,000	7,133,880
Wells Fargo & Co.(b)	99,200	5,603,808
Western Union Co.	435,000	5,189,550
Total Financials		23,373,738

Health Care (20.59%)
Baxter International, Inc.	155,000	5,885,350
Becton Dickinson & Co.	24,000	5,786,400
Biogen, Inc.(a)(c)	24,400	4,729,696
Bristol-Myers Squibb Co.	154,000	7,967,960

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

Hillman Value Fund	Schedule of Investments

  September 30, 2024

		Value
	Shares	(Note 2)
Health Care (continued)
CVS Health Corp.	82,000	$5,156,160
GSK PLC, Sponsored ADR	135,100	5,522,888
Pfizer, Inc.	221,200	6,401,528
Zimmer Biomet Holdings, Inc.	53,300	5,753,735
Total Health Care		47,203,717

Industrials (4.75%)
Boeing Co.(a)(c)	31,100	4,728,444
Emerson Electric Co.	56,200	6,146,594
Total Industrials		10,875,038

Information Technology (9.23%)
Adobe, Inc.(a)	9,900	5,126,022
Intel Corp.(b)	183,000	4,293,180
Microsoft Corp.	14,400	6,196,320
Salesforce, Inc.	20,200	5,528,942
Total Information Technology		21,144,464

Materials (8.52%)
DuPont de Nemours, Inc.	75,900	6,763,449
International Flavors & Fragrances, Inc.	62,900	6,600,097
Nucor Corp.	40,900	6,148,906
Total Materials		19,512,452

TOTAL COMMON STOCK
(Cost $210,187,280)		215,047,055

REAL ESTATE INVESTMENT TRUST (2.67%)
Real Estate (2.67%)
Simon Property Group, Inc.	36,200	6,118,524

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,184,487)		6,118,524

TOTAL INVESTMENTS (96.52%)
(Cost $213,371,767)		$221,165,579

OTHER ASSETS IN EXCESS OF LIABILITIES (3.48%)		7,976,067

NET ASSETS (100.00%)		$229,141,646

See Notes to Financial Statements and Financial Highlights.

2	www.hcmfunds.com

Hillman Value Fund	Schedule of Investments

September 30, 2024

(a)	Non-income producing security.

(b)	All or a portion is held as collateral at custodian for written options. The aggregate value of the collateral pledged was $19,267,901.

(c)	Held in connection with written option contracts.

WRITTEN OPTION CONTRACTS (0.04%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 2)
Option Contracts - (0.04%)
Biogen Inc. StoneX	10/21/24	$192.50	(86)	$36,016	$(1,667,024)	$(36,120)
Boeing Co. StoneX	10/21/24	152.50	(100)	50,410	(1,520,400)	(53,700)

TOTAL WRITTEN OPTION CONTRACTS				$86,426	$(3,187,424)	$(89,820)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Hillman Value Fund	Statement of Assets and Liabilities

    September 30, 2024

ASSETS:
Investments, at value (Cost $213,371,767)	$221,165,579
Cash and cash equivalents	7,562,687
Cash collateral held at custodian	60,800
Deposit with broker for written options	68
Receivable for investments sold	86,426
Receivable for shares sold	308,035
Dividends and interest receivable	271,109
Other assets	10,523
Total Assets	229,465,227

LIABILITIES:
Written options, at value (premiums received $86,426)	89,820
Payable for administration and transfer agent fees	80,324
Payable for shares redeemed	14,478
Payable to adviser	104,827
Payable for professional fees	22,001
Payable to Chief Compliance Officer fees	1,741
Accrued expenses and other liabilities	10,390
Total Liabilities	323,581
NET ASSETS	$229,141,646

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$196,564,506
Total distributable earnings	32,577,140
NET ASSETS	$229,141,646

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$33.43
Net Assets	$229,141,646
Shares of beneficial interest outstanding	6,855,344

See Notes to Financial Statements and Financial Highlights.

4	www.hcmfunds.com

Hillman Value Fund	Statement of Operations

For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividends	$5,735,850
Foreign taxes withheld	(34,304)
Total Investment Income	5,701,546

EXPENSES:
Investment advisory fees (Note 7)	1,705,598
Administration fees	154,470
Custody fees	25,613
Audit and tax fees	20,091
Transfer agent fees	361,333
Trustees fees and expenses	19,419
Registration and filing fees	26,703
Chief Compliance Officer fees	20,732
Insurance fees	5,886
Other expenses	13,192
Total Expenses	2,353,037
Less fees waived by investment adviser (Note 7)	(188,445)
Net Expenses	2,164,592
NET INVESTMENT INCOME	3,536,954

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:	(23,080,111)
Investments	22,205,953
Written options	874,158
Net realized gain	23,080,111
Change in unrealized appreciation/(depreciation) on:	20,157,026
Investments	20,157,026
Written options	302,432
Net change	20,459,458

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	43,539,569
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,076,523

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Hillman Value Fund	Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2024	2023
OPERATIONS:
Net investment income	$3,536,954	$3,022,081
Net realized gain on investments and written options	23,080,111	2,537,360
Net change in unrealized appreciation on investments and written options	20,459,458	30,806,419
Net increase in net assets resulting from operations	47,076,523	36,365,860

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(7,019,817)	(20,852,781)
Total distributions	(7,019,817)	(20,852,781)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	38,184,444	47,928,272
Dividends reinvested	6,522,532	20,181,259
Shares redeemed	(66,482,584)	(52,541,116)
Net increase/(decrease) from beneficial share transactions	(21,775,608)	15,568,415
Net increase in net assets	18,281,098	31,081,494

NET ASSETS:
Beginning of year	210,860,548	179,779,054
End of year	$229,141,646	$210,860,548

See Notes to Financial Statements and Financial Highlights.

6	www.hcmfunds.com

Intentionally Left Blank

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

8	www.hcmfunds.com

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended
September 30,	September 30,	September 30,	September 30,	September 30,
2024	2023	2022	2021 (a)	2020
$27.94	$25.87	$33.82	$25.68	$27.74

0.48	0.42	0.55	0.62	0.29
5.97	4.82	(5.98)	9.97	(1.32)
6.45	5.24	(5.43)	10.59	(1.03)

(0.15)	(0.26)	(0.41)	(0.27)	(0.12)
(0.81)	(2.91)	(2.11)	(2.18)	(0.91)
(0.96)	(3.17)	(2.52)	(2.45)	(1.03)
5.49	2.07	(7.95)	8.14	(2.06)
$33.43	$27.94	$25.87	$33.82	$25.68 (c)

23.34%	21.30%	(17.55%)	43.04%	(4.10%)

$229,142	$210,861	$179,779	$216,130	$104,395

1.03%	1.14%	1.12%	1.15%	1.31%
0.95%	0.95%	0.95%	0.95%	0.99%
1.55%	1.49%	1.75%	1.94%	1.54%

35%	23%	31%	27%	30%

(a)	Effective March 15, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund, a series of Hillman Capital Management Investment Trust.

(b)	Calculated using the average shares method.

(c)	Includes adjustments in accordance with the accounting principles generally accepted in the United States of America, and, consequently, the net asset values for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and totals returns for shareholder transactions.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

10	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Hillman Value Fund (the “Fund”). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Annual Report | September 30, 2024	11

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

12	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

HILLMAN VALUE FUND

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stock
Communication Services	$37,773,113	$–	$–	$37,773,113
Consumer Discretionary	24,737,365	–	–	24,737,365
Consumer Staples	30,427,168	–	–	30,427,168
Financials	23,373,738	–	–	23,373,738
Health Care	47,203,717	–	–	47,203,717
Industrials	10,875,038	–	–	10,875,038
Information Technology	21,144,464	–	–	21,144,464
Materials	19,512,452	–	–	19,512,452
Real Estate Investment Trust
Real Estate	6,118,524	–	–	6,118,524
Total	$221,165,579	$–	$–	$221,165,579
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$(89,820)	$–	$–	$(89,820)
Total	$(89,820)	$–	$–	$(89,820)

The Fund did not hold any level 3 securities during the year ended September 30, 2024.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Annual Report | September 30, 2024	13

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

14	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Annual Report | September 30, 2024	15

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the year ended September 30, 2024, was $5,384,936. These are written equity options which have an element of equity security risk.

Derivative Instruments: The following tables disclose the amounts related to the Fund's use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities for the year ended September 30, 2024:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Hillman Value Fund
Equity Contracts (Written Options)	Investments, at value	$–	Written options, at value	$89,820
		$–		$89,820

16	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	$874,158	$302,432
Total		$874,158	$302,432

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$4,818,177	$2,201,640

The tax character of distributions paid during the fiscal year ended September 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$8,033,592	$12,819,189

Annual Report | September 30, 2024	17

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2024, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$28,062,237
Gross unrealized depreciation (excess of tax cost over value)	(21,074,672)
Net appreciation (depreciation) of foreign currency and derivatives	(3,394)
Net unrealized appreciation	$6,984,171
Cost of investments for income tax purposes	$214,173,875

These temporary differences between book and tax basis unrealized are primarily attributable to wash sales.

Reclassifications: As of September 30, 2024, permanent differences in book and tax accounting were reclassified. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

	Paid-in Capital	Total Distributable Earnings
Hillman Value Fund	$622	$(622)

Components of Distributable Earnings: At September 30, 2024, components of distributable earnings on a tax basis were as follows:

Hillman Value Fund
Undistributed ordinary income	$6,618,789
Accumulated capital gains	18,974,180
Net unrealized appreciation	6,984,171
Total	$32,577,140

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$77,009,349	$98,420,331

18	www.hcmfunds.com

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Hillman Value Fund
Shares sold	1,235,253	1,698,366
Shares issued in reinvestment of distributions to shareholders	210,880	785,569
Shares redeemed	(2,138,944)	(1,884,434)
Net increase/(decrease) in shares outstanding	(692,811)	599,501

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of September 30, 2024, approximately 85% of the outstanding shares of the Fund were owned by two omnibus accounts.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund's business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee based on the Fund’s average daily net assets. Effective February 1, 2024, the Fund's management fee was reduced to 0.70%. Prior to February 1, 2024, the management fee was 0.85%. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Annual Report | September 30, 2024	19

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), to 0.95% of the Fund’s average daily net assets for the Fund’s No Load Class. The Fee Waiver Agreement is in effect through January 31, 2025, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board of Trustees. Fees waived or reimbursed for the year ended September 30, 2024, are disclosed in the Statement of Operations. Previously waived fees are not subject to recoupment by the Adviser.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights

September 30, 2024

8. TRUSTEES AND OFFICERS

As of September 30, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7 the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2024	21

Hillman Value Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Hillman Value Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hillman Value Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended September 30, 2020 was audited by other auditors whose report dated November 23, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

22	www.hcmfunds.com

Hillman Value Fund	Tax Designations

September 30, 2024 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2023 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Hillman Value Fund	100.00%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2023 qualify for the corporate dividends received deduction:

Amount
Hillman Value Fund	100.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Funds designate the amounts listed below as long-term capital gain dividends:

Amount
Hillman Value Fund	$12,819,189

Annual Report | September 30, 2024	23

Hillman Value Fund
is a series of the
ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund

c/o ALPS Funds

P.O. Box 1920

Denver, CO 80201

Telephone

1-855-400-5944

Hillman Value Fund distributed by ALPS Distributors, Inc.

Must be accompanied or preceded by a prospectus.

SCA

SEVEN CANYONS ADVISORS

ANNUAL FINANCIAL STATEMENTS | 9.30.24

SEVEN CANYONS STRATEGIC GLOBAL FUND

SEVEN CANYONS WORLD INNOVATORS FUND

Portfolios of Investments
Seven Canyons Strategic Global Fund	1
Seven Canyons World Innovators Fund	6
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets
Seven Canyons Strategic Global Fund	15
Seven Canyons World Innovators Fund	16
Financial Highlights
Seven Canyons Strategic Global Fund – Investor Class	18
Seven Canyons World Innovators Fund – Investor Class	20
Seven Canyons World Innovators Fund – Institutional Class	22
Notes to Financial Statements and Financial Highlights	24
Report of Independent Registered Public Accounting Firm	38
Tax Designations	39

Seven Canyons Strategic Global Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS (91.31%)
Agricultural Chemicals (4.23%)
ReposiTrack, Inc.	32,600	$602,122

Agricultural Products & Services (1.92%)
Winfarm SAS(a)	53,800	272,489

Alternative Carriers (1.06%)
KINX, Inc.	2,627	151,469

Application Software (4.95%)
91APP, Inc.	35,000	97,104
AGMO HOLDINGS BHD(a)	2,484	343
Hyundai Ezwel Co., Ltd.	37,000	150,524
P E Analytics Ltd(a)	13,200	43,640
RS Software India, Ltd.	17,780	55,090
Sidetrade	302	75,302
SmartCraft ASA(a)	92,639	281,790
Total Application Software		703,793

Asset Management & Custody Banks (1.10%)
JTC PLC(b)(c)(d)	11,100	157,009

Automotive Parts & Equipment (0.22%)
hGears AG(a)	11,476	31,042

Commercial & Residential Mortgage Finance (1.80%)
Aavas Financiers, Ltd.(a)	11,800	255,773

Data Processing & Outsourced Services (0.98%)
Datamatics Global Services, Ltd.	19,132	139,093

Distributors (0.96%)
Inter Cars SA	584	78,291
Sirca Paints India, Ltd.(b)(c)(d)	14,514	58,428
Total Distributors		136,719

Drug Retail (0.74%)
Corporativo Fragua SAB de CV	2,299	105,084

Electrical Components & Equipment (1.95%)
Arcure SA(a)	49,733	276,802

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

Seven Canyons Strategic Global Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
Electronic Components (0.29%)
Segyung Hitech Co., Ltd.	9,300	$41,817

Electronic Equipment & Instruments (8.43%)
Blackline Safety Corp.(a)	137,100	566,667
GL Sciences, Inc.	12,500	239,955
Next Vision Stabilized Systems, Ltd.	22,506	238,468
Suprema, Inc.(a)	8,100	155,162
Total Electronic Equipment & Instruments		1,200,252

Electronic Manufacturing Services (1.26%)
Hanza AB	33,800	178,554

Environmental & Facilities Services (1.66%)
Water Intelligence PLC(a)	44,700	236,059

Food Distributors (3.82%)
Kitwave Group PLC	116,205	543,762

Food Retail (2.20%)
Midi Utama Indonesia Tbk PT	9,871,100	312,954

Health Care Technology (0.20%)
Reliq Health Technologies, Inc.(a)(e)(f)	915,996	29,123

Home Improvement Retail (1.81%)
Victorian Plumbing Group PLC	187,400	258,061

Industrial Machinery & Supplies & Components (1.30%)
XRF Scientific, Ltd.	159,595	185,364

Investment Banking & Brokerage (13.15%)
flatexDEGIRO AG	62,813	898,827
JDC Group AG(a)	24,400	635,565
M&A Research Institute Holdings, Inc.(a)	16,200	336,455
Total Investment Banking & Brokerage		1,870,847

IT Consulting & Other Services (5.77%)
Allied Digital Services, Ltd.	54,500	175,594
Converge Technology Solutions Corp.	20,600	70,370
Spyrosoft SA(a)	1,900	193,505
System Support, Inc.	28,100	382,226
Total IT Consulting & Other Services		821,695

See Notes to Financial Statements and Financial Highlights.

2	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
Metal, Glass & Plastic Containers (1.65%)
Time Technoplast, Ltd.	50,400	$235,337

Packaged Foods & Meats (2.95%)
Ifuji Sangyo Co., Ltd.	23,200	233,412
LT Foods, Ltd.	39,100	185,956
Total Packaged Foods & Meats		419,368

Passenger Airlines (1.05%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	23,600	149,388

Pharmaceuticals (2.64%)
Beta Drugs, Ltd.(a)(b)(d)	7,100	135,893
Genomma Lab Internacional SAB de CV(c)	208,932	240,341
Total Pharmaceuticals		376,234

Research & Consulting Services (6.13%)
Elixirr International PLC	69,700	587,069
Intloop, Inc.(a)	7,800	284,919
Total Research & Consulting Services		871,988

Semiconductor Materials & Equipment (3.84%)
FNS Tech Co., Ltd.	24,000	194,540
Gudeng Precision Industrial Co., Ltd.	7,400	132,116
Qualitau, Ltd.	4,600	220,134
Total Semiconductor Materials & Equipment		546,790

Semiconductors (2.63%)
EnSilica PLC(a)	287,155	213,071
QuickLogic Corp.(a)	9,700	74,399
ZillTek Technology Corp.	8,200	87,062
Total Semiconductors		374,532

Specialized Finance (1.95%)
CSL Finance, Ltd.	54,444	278,031

Specialty Chemicals (0.46%)
DingZing Advanced Materials, Inc.	12,600	65,097

Systems Software (1.50%)
TECSYS, Inc.	7,200	214,012

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Seven Canyons Strategic Global Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
Technology Distributors (2.98%)
Climb Global Solutions, Inc.	3,900	$388,206
Richardson Electronics, Ltd./United States	2,855	35,231
Total Technology Distributors		423,437

Technology Hardware, Storage & Peripherals (0.21%)
Asetek A/S(a)	127,411	29,186

Trading Companies & Distributors (2.52%)
IPD Group, Ltd.	102,000	358,229

Transaction & Payment Processing Services (1.00%)
CSU Digital SA	44,500	142,542

TOTAL COMMON STOCKS
(Cost $11,072,405)		12,994,054

WARRANTS (0.00%)
Transaction & Payment Processing
Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026(f)	937,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (6.67%)

State Street Institutional US Government Money Market Fund, Investor Class	4.879%	948,638	$948,638
			948,638
TOTAL SHORT-TERM INVESTMENT
(Cost $948,638)			948,638

TOTAL INVESTMENTS (97.98%)
(Cost $12,021,043)			$13,942,692

OTHER ASSETS IN EXCESS OF LIABILITIES (2.02%)			287,360

NET ASSETS (100.00%)			$14,230,052

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

4	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

September 30, 2024

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $351,330, representing 2.47% of net assets.

(c)	Security deemed to be restricted as of September 30, 2024. As of September 30, 2024, the fair value of restricted securities in the aggregate was $351,330, representing 2.47% of the Fund’s net assets. Additional information on restricted securities can be found in Note 8. Restricted Securities in the Notes to Financial Statements.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the fair value of those securities was $351,330 representing 2.47% of net assets.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(f)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of September 30, 2024, the fair value of illiquid securities in the aggregate was $29,123, representing 0.20% of the Fund's net assets.

At September 30, 2024, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Fair Value
Australia	4.2
Brazil	1.1
Canada	6.8
Denmark	0.2
France	4.8
Germany	12.0
Great Britain	14.1
India	12.0
Indonesia	2.4
Israel	3.5
Japan	11.4
Jersey	1.2
Malaysia	0.1
Mexico	3.8
Norway	2.2
Poland	2.1
South Korea	5.3
Sweden	1.4
Taiwan	2.9
United States	8.5
100.0

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Seven Canyons World Innovators Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS (95.92%)
Agricultural Products & Services (1.12%)
Winfarm SAS(a)(b)	107,247	$543,189

Alternative Carriers (1.06%)
KINX, Inc.	8,946	515,813

Application Software (19.01%)
AGMO HOLDINGS BHD(b)	10,350	1,431
Beonic, Ltd.(b)(c)	11,116,217	230,555
Catapult Group International, Ltd.(b)	993,170	1,668,501
Cerillion PLC	21,126	508,400
CYND Co., Ltd.(b)	104,700	654,899
Fabasoft AG	27,901	464,318
Freee KK(b)	65,200	1,108,706
Onesoft Solutions, Inc.	1,503,100	955,796
P E Analytics Ltd(b)	56,400	186,461
RS Software India, Ltd.	61,320	189,994
Sidetrade	3,605	898,892
SmartCraft ASA(b)	505,246	1,536,859
SpiderPlus & Co.(b)	257,700	814,025
Total Application Software		9,218,837

Asset Management & Custody Banks (2.73%)
JTC PLC(d)(e)(f)	20,711	292,956
Pensionbee Group PLC(b)	445,120	1,032,506
Total Asset Management & Custody Banks		1,325,462

Automotive Parts & Equipment (0.31%)
hGears AG(b)	54,970	148,692

Cargo Ground Transportation (0.00%)(g)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19	23

Commercial & Residential Mortgage Finance (1.53%)
Aavas Financiers, Ltd.(b)	34,218	741,699

Distributors (0.76%)
Sirca Paints India, Ltd.(d)(e)(f)	91,803	369,562

Electrical Components & Equipment (2.05%)
Arcure SA(b)	178,198	991,807

See Notes to Financial Statements and Financial Highlights.

6	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
Electronic Components (0.44%)
Segyung Hitech Co., Ltd.	47,500	$213,581

Electronic Equipment & Instruments (8.60%)
Blackline Safety Corp.(b)	536,500	2,217,483
GL Sciences, Inc.	42,500	815,846
Next Vision Stabilized Systems, Ltd.	84,100	891,105
Suprema, Inc.(b)	12,800	245,194
Total Electronic Equipment & Instruments		4,169,628

Food Distributors (4.38%)
Kitwave Group PLC	453,869	2,123,804

Food Retail (2.52%)
Midi Utama Indonesia Tbk PT	38,538,400	1,221,825

Health Care Equipment (0.13%)
Angle PLC(b)	575,000	63,422

Health Care Technology (0.58%)
Reliq Health Technologies, Inc.(b)(c)(h)	4,073,306	129,507
SyntheticMR AB(b)	120,400	152,340
Total Health Care Technology		281,847

Home Improvement Retail (2.20%)
Victorian Plumbing Group PLC	775,500	1,067,911

Industrial Machinery & Supplies & Components (0.86%)
XRF Scientific, Ltd.	356,576	414,150

Interactive Media & Services (1.56%)
Trustpilot Group PLC(b)(d)(e)(f)	250,100	755,680

Investment Banking & Brokerage (16.24%)
flatexDEGIRO AG	214,102	3,063,707
JDC Group AG(b)	140,819	3,668,019
M&A Research Institute Holdings, Inc.(b)	55,000	1,142,285
Total Investment Banking & Brokerage		7,874,011

IT Consulting & Other Services (5.41%)
Allied Digital Services, Ltd.	206,400	665,002
Converge Technology Solutions Corp.	64,800	221,358
Spyrosoft SA(b)	6,500	661,990

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

Seven Canyons World Innovators Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
IT Consulting & Other Services (continued)
System Support, Inc.	79,000	$1,074,587
Total IT Consulting & Other Services		2,622,937

Metal, Glass & Plastic Containers (2.20%)
Time Technoplast, Ltd.	228,800	1,068,354

Packaged Foods & Meats (3.98%)
Ifuji Sangyo Co., Ltd.	88,000	885,357
LT Foods, Ltd.	148,200	704,824
Manorama Industries, Ltd.	34,095	337,751
Total Packaged Foods & Meats		1,927,932

Pharmaceuticals (2.40%)
Beta Drugs, Ltd.(b)(d)(e)(f)	17,200	329,207
Genomma Lab Internacional SAB de CV	723,132	831,840
Total Pharmaceuticals		1,161,047

Real Estate Operating Companies (0.83%)
Arealink Co., Ltd.	34,000	402,393

Research & Consulting Services (5.38%)
Elixirr International PLC	215,800	1,817,640
Intloop, Inc.(b)	21,600	789,007
Total Research & Consulting Services		2,606,647

Semiconductor Materials & Equipment (2.23%)
FNS Tech Co., Ltd.	59,000	478,244
Gudeng Precision Industrial Co., Ltd.	33,700	601,662
Total Semiconductor Materials & Equipment		1,079,906

Semiconductors (1.73%)
EnSilica PLC(b)	684,647	508,014
ZillTek Technology Corp.	31,100	330,197
Total Semiconductors		838,211

Specialized Finance (1.62%)
CSL Finance, Ltd.	154,200	787,457

Specialty Chemicals (0.46%)
DingZing Advanced Materials, Inc.	43,000	222,157

See Notes to Financial Statements and Financial Highlights.

8	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

September 30, 2024

	Shares	Value (Note 2)
Systems Software (1.20%)
TECSYS, Inc.	19,500	$579,615

Technology Hardware, Storage & Peripherals (0.15%)
Asetek A/S(b)	318,193	72,890

Trading Companies & Distributors (1.50%)
IPD Group, Ltd.	207,600	729,101

Transaction & Payment Processing Services (0.75%)
CSU Digital SA	114,100	365,484

TOTAL COMMON STOCKS
(Cost $41,184,684)		46,505,074

WARRANTS (0.00%)(g)
Transaction & Payment Processing
Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026(c)(h)	2,812,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (2.17%)

State Street Institutional US Government Money Market Fund, Investor Class	4.879%	1,051,992	$1,051,992
			1,051,992
TOTAL SHORT-TERM INVESTMENT
(Cost $1,051,992)			1,051,992

TOTAL INVESTMENTS (98.09%)
(Cost $42,236,676)			$47,557,066

OTHER ASSETS IN EXCESS OF LIABILITIES (1.91%)			928,216

NET ASSETS (100.00%)			$48,485,282

(a)	Affiliated Company. See Note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Seven Canyons World Innovators Fund	Portfolio of Investments

September 30, 2024

(c)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of September 30, 2024, the fair value of illiquid securities in the aggregate was $360,062, representing 0.74% of the Fund's net assets.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $1,747,405, representing 3.60% of net assets.

(e)	Security deemed to be restricted as of September 30, 2024. As of September 30, 2024, the fair value of restricted securities in the aggregate was $1,747,405, representing 3.60% of the Fund’s net assets. Additional information on restricted securities can be found in Note 8. Restricted Securities in the Notes to Financial Statements.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the fair value of those securities was $1,747,405 representing 3.60% of net assets.

(g)	Less than 0.005%.

(h)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

At September 30, 2024, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Fair Value
Australia	6.5
Austria	1.0
Brazil	0.8
Canada	8.8
Denmark	0.2
France	5.2
Germany	14.8
Great Britain	16.9
India	11.6
Indonesia	2.6
Israel	1.9
Japan	16.5
Jersey	0.6
Malaysia	0.2
Mexico	1.8
Norway	3.3
Poland	1.4
South Korea	3.1
Sweden	0.3
Taiwan	2.5
100.0

See Notes to Financial Statements and Financial Highlights.

10	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities

September 30, 2024

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
ASSETS:
Unaffiliated Investments, at value (Cost $12,021,043 and $39,483,073)	$13,942,692	$47,013,877
Investments in affiliates, at value (Cost $– and $2,753,603)	–	543,189
Foreign currency, at value (Cost $143,382 and $171,868, respectively)	144,116	173,156
Receivable for investments sold	205,276	1,049,246
Receivable for shares sold	–	178
Dividends and interest receivable	22,286	74,677
Receivable due from adviser	31,454	–
Other assets	31,547	29,364
Total Assets	14,377,371	48,883,687

LIABILITIES:
Deferred Foreign Capital Gains Tax	70,675	291,112
Payable for administration and transfer agent fees	7,239	11,227
Payable for shares redeemed	30,000	10,397
Payable to adviser	–	6,814
Payable for printing fees	4,406	32,083
Payable for professional fees	18,636	20,123
Payable for trustees' fees and expenses	53	1,369
Payable to Chief Compliance Officer fees	1,463	2,127
Accrued expenses and other liabilities	14,847	23,153
Total Liabilities	147,319	398,405
NET ASSETS	$14,230,052	$48,485,282

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$14,502,536	$113,253,513
Total accumulated deficit	(272,484)	(64,768,231)
NET ASSETS	$14,230,052	$48,485,282

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

Seven Canyons Advisors	Statements of Assets and Liabilities

September 30, 2024

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.83	$14.18
Net Assets	$14,230,052	$44,476,402
Shares of beneficial interest outstanding	1,203,082	3,137,094
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$14.56
Net Assets	N/A	$4,008,880
Shares of beneficial interest outstanding	N/A	275,290

See Notes to Financial Statements and Financial Highlights.

12	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations

For the Year Ended September 30, 2024

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends	$273,553	$667,422
Foreign taxes withheld	(14,380)	(33,699)
Total Investment Income	259,173	633,723

EXPENSES:
Investment advisory fees (Note 6)	134,980	984,083
Administration fees	68,778	187,757
Custody fees	49,135	97,448
Legal fees	6,272	25,288
Audit and tax fees	22,523	22,594
Transfer agent fees	58,204	127,658
Trustees' fees and expenses	4,035	16,744
Registration and filing fees	18,868	31,679
Printing fees	4,912	36,868
Chief Compliance Officer fees	10,488	31,857
Insurance fees	784	3,224
Other expenses	20,320	29,576
Total Expenses	399,299	1,594,776
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(129,601)	(378,129)
Institutional Class	–	(115,743)
Total fees waived/reimbursed by investment adviser (Note 6)	(129,601)	(493,872)
Net Expenses	269,698	1,100,904
NET INVESTMENT LOSS	(10,525)	(467,181)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	13

Seven Canyons Advisors	Statements of Operations

For the Year Ended September 30, 2024

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	2,586,486	1,129,261
Foreign capital gains tax	(211,720)	(627,619)
Foreign currency transactions	(58,030)	(145,937)
Net realized gain	2,316,736	355,705
Change in unrealized appreciation on:
Unaffiliated Investments (net of change in foreign capital gains tax of $157,663 and $28,261)	858,513	11,603,601
Affiliated Investments	–	(249,551)
Translation of asset and liabilities denominated in foreign currency	25,136	5,977
Net change	883,649	11,360,027

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	3,200,385	11,715,732
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,189,860	$11,248,551

See Notes to Financial Statements and Financial Highlights.

14	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment income/(loss)	$(10,525)	$134,258
Net realized gain/(loss) on investments and foreign currency	2,316,736	(963,102)
Net change in unrealized appreciation on investments and foreign currency translation	883,649	3,731,656
Net increase in net assets resulting from operations	3,189,860	2,902,812
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(445,119)	(1,455,593)
Total distributions	(445,119)	(1,455,593)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	442,790	769,849
Dividends reinvested	434,662	1,420,312
Shares redeemed	(10,589,173)	(4,108,233)
Redemption fees	85	19
Net decrease from beneficial share transactions	(9,711,636)	(1,918,053)
Net decrease in net assets	(6,966,895)	(470,834)

NET ASSETS:
Beginning of year	21,196,947	21,667,781
End of year	$14,230,052	$21,196,947

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	15

Seven Canyons World Innovators Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OPERATIONS:
Net investment loss	$(467,181)	$(442,041)
Net realized gain/(loss) on investments and foreign currency	355,705	(14,236,686)
Net change in unrealized appreciation on investments and foreign currency translation	11,360,027	29,134,507
Net increase in net assets resulting from operations	11,248,551	14,455,780

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	745,012	2,824,879
Shares redeemed	(20,925,197)	(21,523,156)
Redemption fees	750	3,429
Net decrease from beneficial share transactions	(20,179,435)	(18,694,848)
Institutional Class
Shares sold	1,775,454	14,089,626
Shares redeemed	(31,822,315)	(17,004,252)
Redemption fees	171	2,010
Net decrease from beneficial share transactions	(30,046,690)	(2,912,616)
Net decrease in net assets	(38,977,574)	(7,151,684)

NET ASSETS:
Beginning of year	87,462,856	94,614,540
End of year	$48,485,282	$87,462,856

See Notes to Financial Statements and Financial Highlights.

16	www.sevencanyonsadvisors.com

Page Intentionally Left Blank

Seven Canyons
Strategic Global Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

18	www.sevencanyonsadvisors.com

Seven Canyons
Strategic Global Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$10.10	$9.52		$17.15	$11.45	$12.05

(0.01)	0.06		0.04	0.17	0.23
1.96	1.18		(5.06)	5.73	(0.41)
1.95	1.24		(5.02)	5.90	(0.18)

(0.22)	(0.66)		–	(0.20)	(0.17)
–	–		(2.61)	–	(0.23)
–	–		–	–	(0.02)
(0.22)	(0.66)		(2.61)	(0.20)	(0.42)
0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)
1.73	0.58		(7.63)	5.70	(0.60)
$11.83	$10.10		$9.52	$17.15	$11.45
19.45%	12.90%		(34.67%)	51.66%	(1.60%)

$14,230	$21,197		$21,668	$50,946	$27,217

2.07%	1.59%		1.47%	1.29%	1.46%
1.40%	1.25	%(d)	0.95%	0.95%	0.95%
(0.05%)	0.57%		0.34%	1.11%	2.09%
88%	102%		77%	90%	128%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Prior to February 1, 2023, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 0.95% of the fund’s average daily net assets. See Note 6 in the Notes to Financial Statements.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	19

Seven Canyons
World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

20	www.sevencanyonsadvisors.com

Seven Canyons
World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Year Ended September 30, 2024		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$11.93		$10.37	$25.50	$24.32	$15.97

(0.09)		(0.06)	(0.22)	(0.38)	(0.20)
2.34		1.62	(11.28)	3.88	8.65
2.25		1.56	(11.50)	3.50	8.45

–		–	(3.62)	(2.33)	(0.10)
–		–	(0.01)	–	–
–		–	(3.63)	(2.33)	(0.10)
0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)
2.25		1.56	(15.13)	1.18	8.35
$14.18		$11.93	$10.37	$25.50	$24.32
18.86%		15.04%	(51.87%)	13.92%	53.12%

$44,476		$56,289	$64,684	$204,662	$149,179

2.49%		1.85%	1.94%	1.88%	2.02%
1.72	%(d)	1.75%	1.75%	1.75%	1.75%
(0.74%)		(0.51%)	(1.30%)	(1.39%)	(1.12%)
70%		114%	62%	101%	176%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.75% of the Fund's average daily net assets for the Investor class. See Note 6 in the Notes to the Financial Statements.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	21

Seven Canyons
World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

22	www.sevencanyonsadvisors.com

Seven Canyons
World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Year Ended September 30, 2024		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$12.24		$10.62	$25.98	$24.69	$16.18

(0.08)		(0.04)	(0.19)	(0.32)	(0.20)
2.40		1.66	(11.54)	3.93	8.81
2.32		1.62	(11.73)	3.61	8.61

–		–	(3.62)	(2.33)	(0.10)
–		–	(0.01)	–	–
–		–	(3.63)	(2.33)	(0.10)
0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)
2.32		1.62	(15.36)	1.29	8.51
$14.56		$12.24	$10.62	$25.98	$24.69
18.95%		15.25%	(51.79%)	14.17%	53.42%

$4,009		$31,174	$29,931	$93,312	$37,373

2.26%		1.91%	1.94%	1.88%	1.97%
1.56	%(d)	1.55%	1.55%	1.55%	1.55%
(0.64%)		(0.30%)	(1.09%)	(1.17%)	(1.01%)
70%		114%	62%	101%	176%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.55% of the Fund's average daily net assets for the Institutional class. See Note 6 in the Notes to the Financial Statements.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	23

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”) (each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by the valuation designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

24	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | September 30, 2024	25

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,724,976	$239,955	$29,123	$12,994,054
Short-Term Investment	948,638	–	–	948,638
Warrants	–	–	–	–
Total	$13,673,614	$239,955	$29,123	$13,942,692

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,559,721	$815,846	$129,507	$46,505,074
Short-Term Investment	1,051,992	–	–	1,051,992
Warrants	–	–	–	–
Total	$46,611,713	$815,846	$129,507	$47,557,066

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
**	Includes Level 3 security valued at zero.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Global Fund	Common Stocks	Total
Balance as of September 30, 2023	$330,921	$330,921
Realized Gain/(Loss)(a)	–	–
Change in Unrealized Appreciation/(Depreciation)	(111,262)	(111,262)
Purchases	–	–
Sales Proceeds	(219,659)	(219,659)
Transfer into Level 3(b)	29,123	29,123
Transfer out of Level 3	–	–
Balance as of September 30, 2024	$29,123	$29,123
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2024	$(216,638)	$(216,638)

(a)	Sale of investment is the result of an exchange which did not result in a realized gain or loss.
(b)	Transferred from Level 1 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

26	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Seven Canyons World Innovators Fund	Common Stocks	Total
Balance as of September 30, 2023	$1,709,760	$1,709,760
Realized Gain/(Loss)(a)	–	–
Change in Unrealized Appreciation/(Depreciation)	(574,856)	(574,856)
Purchases	–	–
Sales Proceeds	(1,134,904)	(1,134,904)
Transfer into Level 3(b)	129,507	129,507
Transfer out of Level 3	–	–
Balance as of September 30, 2024	$129,507	$129,507
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2024	$(1,029,426)	$(1,029,426)

(a)	Sale of investment is the result of an exchange which did not result in a realized gain or loss.
(b)	Transferred from Level 1 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

Quantitative information about Level 3 measurements as of September 30, 2024:

Seven Canyons Strategic Global Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$29,123	Market Approach	Liquidity Discount	80%

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$129,507	Market Approach	Liquidity Discount	80%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: An increase or decrease in the liquidity discount would result in a corresponding decrease or increase in the fair value of the investment.

Affiliated Companies: As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended September 30, 2024, the Seven Canyons World Innovators Fund held shares in the following affiliate, as defined by the Investment Company Act of 1940:

Security Name	Fair Value as of September 30, 2023	Purchases	Sales	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Fair Value as of September 30, 2024	Share Balance as of June 30, 2024
Winfarm SAS	$620,547	$172,193	$–	$(249,551)	$–	$543,189	107,247
	$620,547	$172,193	$–	$(249,551)	$–	$543,189	107,247

Annual Report | September 30, 2024	27

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of September 30, 2024, Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund recorded a deferred liability for potential future India capital gains taxes of $70,675 and $291,112, respectively.

28	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Annual Report | September 30, 2024	29

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Global Fund	$445,119	$–

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Global Fund	$1,455,593	$–

30	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Reclassifications: As of September 30, 2024, permanent differences in book and tax accounting were reclassified. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

	Paid-in Capital	Total Distributable Earnings
Seven Canyons Strategic Global Fund	$(5,976)	$5,976
Seven Canyons World Innovators Fund	(257,608)	257,608

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among additional paid-in capital and distributable earnings on investments and foreign currency translations. The reclassifications generally relate to net operating losses. These reclassifications have no impact on the net asset values of the Funds.

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2024, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Global Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,765,965	$12,063,283
Gross unrealized depreciation (excess of tax cost over value)	(899,130)	(7,017,302)
Net appreciation (depreciation) of foreign currency	(69,869)	(288,819)
Net unrealized appreciation	$1,796,966	$4,757,162
Cost of investments for income tax purposes	$12,075,857	$42,511,085

These temporary differences between book and tax unrealized are primarily attributed to wash sales and passive foreign investment companies.

Components of Distributable Earnings: As of September 30, 2024, components of distributable earnings were as follows:

	Seven Canyons Strategic Global Fund	Seven Canyons World Innovators Fund
Accumulated capital losses	$(1,737,455)	$(68,399,956)
Net unrealized appreciation	1,796,966	4,757,162
Other cumulative effect of timing differences	(331,995)	(1,125,437)
Total	$(272,484)	$(64,768,231)

Annual Report | September 30, 2024	31

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term Non-expiring	Long-Term Non-expiring
Seven Canyons Strategic Global Fund	$1,737,455	$–
Seven Canyons World Innovators Fund	47,880,575	20,519,381

Capital loss carryovers used during the period ended September 30, 2024, were:

Seven Canyons Strategic Global Fund	Seven Canyons World Innovators Fund
$1,802,289	$221,748

The Funds elect to defer to the period ending September 30, 2025, late year ordinary losses during the period January 1, 2024 to September 30, 2024 in the amount of:

Fund	Amount
Seven Canyons Strategic Global Fund	$331,995
Seven Canyons World Innovators Fund	1,125,437

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2024, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Global Fund	$15,761,314	$25,903,468
Seven Canyons World Innovators Fund	43,081,990	90,638,373

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

32	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the year ended September 30, 2024, the redemption fees charged by a Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Seven Canyons Strategic Global Fund
Investor Class
Shares sold	40,381	71,671
Shares issued in reinvestment of distributions to shareholders	39,804	137,381
Shares redeemed	(975,716)	(385,799)
Net decrease in shares outstanding	(895,531)	(176,746)

Seven Canyons World Innovators Fund
Investor Class
Shares sold	58,722	225,626
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(1,640,895)	(1,742,910)
Net decrease in shares outstanding	(1,582,173)	(1,517,284)
Institutional Class
Shares sold	136,167	1,077,718
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(2,407,381)	(1,348,471)
Net decrease in shares outstanding	(2,271,214)	(270,753)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of September 30, 2024, the Strategic Global Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure. As of September 30, 2024, the World Innovators Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Annual Report | September 30, 2024	33

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Strategic Global Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for an additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.40% of the Strategic Global Fund’s average daily net assets, and 1.70% and 1.60% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.75% and 1.55% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. The Fee Waiver Agreement is in effect through at least January 31, 2025, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that each Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that each Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the year ended September 30, 2024, are disclosed in the Statements of Operations.

34	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

As of September 30, 2024, the balance of recoupable expenses was as follows:

	Expiring in 2025	Expiring in 2026	Expiring in 2027
Seven Canyons Strategic Global Fund
Investor	$171,242	$80,837	$129,601
Seven Canyons World Innovators Fund
Institutional	223,908	118,906	115,743
Investor	229,615	65,847	378,129

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by each Fund for the year ended September 30, 2024, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of each Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of September 30, 2024, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Annual Report | September 30, 2024	35

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Funds pay ALPS an annual fee for compliance services.

8. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At September 30, 2024, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Global Fund
Beta Drugs, Ltd.	Common Stock	05/21/24 – 05/22/24	$104,670	$135,893	0.95%
JTC PLC	Common Stock	06/07/23 - 11/20/23	103,342	157,009	1.10%
Sirca Paints India, Ltd.	Common Stock	05/11/23	—	58,428	0.41%
Total				$351,330
Seven Canyons World Innovators Fund
Beta Drugs, Ltd.	Common Stock	05/21/24 - 05/22/24	$253,563	$329,207	0.68%
JTC PLC	Common Stock	10/04/23	178,187	292,956	0.60%
Sirca Paints India, Ltd.	Common Stock	06/08/23	374,595	369,562	0.76%
Trustpilot Group PLC	Common Stock	12/14/22 - 03/01/23	311,820	755,680	1.56%
Total				$1,747,405

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

36	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

September 30, 2024

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

On [November 21, 2024], the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund.

The Board also approved an Agreement and Plan of Reorganization (the “Plan”) that provides that the reorganization of each Target Fund, will separately consist of (a) the transfer of the Target Fund’s Assets to the Acquiring Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the Acquiring Fund; (b) the assumption by the Acquiring Fund of the Target Fund’s liabilities; and (c) the distribution to the shareholders of each class of the Target Fund full and fractional shares of the corresponding class of the Acquiring Fund in redemption of all outstanding shares of beneficial interest, no par value, of the Target Fund and in complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan.

The Trust anticipates holding a shareholder meeting during the first quarter of 2025, or any adjournment thereof, at which shareholders of record of each Target Fund as of a to be determined record date, will be asked to consider and vote on the Plan. Subject to such approval, the Reorganizations are expected to take effect in the first quarter of 2025.

Annual Report | September 30, 2024	37

Seven Canyons Advisors	Report of Independent Registered Public Accounting Firm

To the Shareholders of Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund and Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund (the “Funds”), each a series of ALPS Series Trust, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

38	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Tax Designations

September 30, 2024 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2023 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Seven Canyons Strategic Global Fund	35.95%
Seven Canyons World Innovators Fund	0.00% *

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2023 qualify for the corporate dividends received deduction:

Amount
Seven Canyons Strategic Global Fund	2.75%
Seven Canyons World Innovators Fund	0.00% *

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Seven Canyons World Innovators Fund and Seven Canyons Strategic Global Fund designated $0 and $0 respectively as long-term capital gain dividends.

*	Fund did not pay ordinary distributions in 2023.

Annual Report | September 30, 2024	39

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies. None.
Item 9.

Proxy Disclosures for Open-End Management Investment Companies.

During the year ended September 30, 2024, there were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended September 30, 2024:

	Aggregate Regular Compensation from Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Ward Armstrong	$104,000.00	$-	$104,000.00
J.W. Hutchens	$87,000.00	$-	$87,000.00
Merrillyn Kosier	$87,000.00	$-	$87,000.00
Patrick Seese	$94,500.00	$-	$94,500.00
Totals	$ 372,500.00	$-	$ 372,500.00

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Basis of Approval of the Investment Advisory Contract for the Beacon Accelerated Return Strategy Fund (“BARS Fund”) and the Beacon Planned Return Strategy Fund (“BPRS Fund” and together with the BARS Fund, the “Beacon Funds”)

On August 15, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Beacon Investment Advisory Services, Inc. (“Beacon”) in accordance with Section 15(c) of the 1940 Act (“Beacon Agreement”). The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees noted that in evaluating Beacon and the fees charged under the Beacon Agreement, no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Beacon Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but instead provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees acknowledged and reflected on the information provided concerning the nature, extent and quality of services provided to the Beacon Funds under the Beacon Agreement. The Trustees examined the materials supplied by Beacon, including but not limited to its compliance reports, Form ADV, ownership structure as a subsidiary of a larger organization, and consolidated financial statements of its parent company.

The Trustees discussed Beacon’s history as an asset manager, its performance, and its investment advisory personnel. The Trustees observed Beacon’s disciplined, systematic approach to allocations while incorporating some level of downside protection. The Trustees also evaluated the research and decision-making processes utilized by Beacon, including the methods adopted in pursuit of its investment objectives and compliance with the policies and restrictions of the Beacon Funds. The Trustees considered Beacon’s strong compliance record and its commitment to a culture of compliance. The Trustees considered the background and experience of Beacon’s team, which included the review of qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Beacon Funds, the extent of the resources devoted to research and analysis. They discussed Beacon’s approach to achieving best execution of trades. The Trustees concluded that the nature, extent and quality of the services provided by Beacon supported the renewal of the Agreement.

Performance: The Board reviewed the performance information provided for the Funds for the period ended May 31, 2024, as compared to each Fund’s benchmark index, and for the one-year, three-year, five-year and since inception periods ended May 31, 2024, against a peer group selected by an independent data provider (the “Data Provider”). The Trustees noted that the Institutional Class of both Funds had outperformed the Cboe BXM Buy/Write Index for the three-month period ended May 31, 2024. They further observed that each Fund’s Institutional Class performance ranked in the top quartile versus its peer group for each period, except that the BPRS Fund’s Institutional Class was in the second lowest performing quartile over the one-year period. They discussed each Fund’s Morningstar rating. The Board noted their satisfaction with each Beacon Fund’s performance, noting Beacon’s disciplined implementation of its strategy.

Investment Advisory Fee Rate and Net Expense Ratio: The Trustees reviewed the contractual annual advisory fee of 1.00% of the BARS Fund’s daily average net assets paid to Beacon and compared the fees paid by a peer group of other funds with similar investment strategies selected by the Data Provider. They considered that the BARS Fund’s advisory fee and the Institutional Class’s total net expense ratio were each below the median of the peer group.

The Trustees noted that the BPRS Fund’s contractual annual advisory fee of 1.00% was higher than its peer group median, and that the net expenses paid by the Institutional Class were above the median of the peer group, but in both cases within the range of fees and expenses paid by peers and the funds in the applicable category.

The Board acknowledged Beacon’s depictions regarding the differences in strategies of the peer funds compared to the Beacon Funds, noting that the adviser believed the execution of each Beacon Fund’s strategy required more resources than certain peer funds. After further discussion, the Trustees determined that the contractual annual advisory fees, taking into consideration the total net expenses for each Fund, were not unreasonable for the quality of services provided.

Profitability: The Trustees received and considered a profitability analysis based on the fees paid under the Beacon Agreement prepared by Beacon. The Trustees observed that Beacon’s work with each Fund was profitable, but that the amount of profit was not unreasonable. The Trustees reviewed and discussed the financial statements of Beacon’s parent company, acknowledging that Beacon’s parent company was well capitalized. In consideration of the fact that Beacon’s work with the Funds was profitable, and that Beacon’s parent company was well capitalized, the Board did not have concerns regarding the firm’s continued viability.

Comparable Accounts: The Trustees observed that Beacon did not manage any other accounts with similar strategies.

Economies of Scale: The Trustees deliberated whether Beacon was benefiting from economies of scale in the provision of services to each Beacon Fund and whether such economies should be shared with the shareholders. The Board noted Beacon’s belief that it was able to achieve certain internal economies of scale through resource sharing with its parent company because the firm was part of a large organization and thus was able to charge the Funds a lower advisory fee at each of their respective current asset levels than it otherwise would be able to if Beacon was a smaller organization. The Board reviewed each Beacon Fund’s assets under management and each of their prospects for growth.

Other Benefits to the Adviser: The Trustees evaluated and contemplated any incidental benefits derived or to be derived by Beacon from its relationship with each Beacon Fund, including research and other support services.

Having requested and reviewed such information from Beacon as the Board believed to be reasonably necessary to evaluate the terms of the Beacon Agreement, the Trustees, including all the Independent Trustees, determined that renewal of the Beacon Agreement was in the best interests of each Beacon Fund and its respective shareholders.

Basis of Approval of the Investment Advisory Contract for the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or the “Carret Fund”)

On August 17, 2023, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Carret Asset Management, LLC (“Carret”) in accordance with Section 15(c) of the 1940 Act (“Carret Agreement”). The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In evaluating Carret and the fees charged under the Carret Agreement, the Trustees resolved that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Carret Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees received and considered information included in the Meeting Materials regarding the nature, extent and quality of services provided to the Carret Fund under the Carret Agreement. The Trustees reviewed the background materials supplied by Carret, including audited consolidated financial statements with its parent company, organizational chart, Form ADV, compliance reports, and expense limitation agreement.

The Trustees assessed Carret’s history as an asset manager. The Trustees discussed the research and decision-making processes utilized by Carret, including the methods adopted to achieve compliance with the investment objective, policies, and restrictions of the Carret Fund, and observed that the portfolio managers of the Fund had a clear methodology for selecting assets for inclusion in the Fund’s portfolio. The Trustees considered the background and experience of Carret’s management team, including the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Carret Fund, and noted there were no personnel changes since the last renewal. The Trustees examined the backgrounds of key investment personnel responsible for servicing the Fund and took note of their education and diverse financial industry experience. The Trustees also considered the reputation of Carret and its ability to deliver all services required of an adviser. The Trustees considered Carret’s commitment to providing high quality service to the Carret Fund, as observed by the Trustees in their interaction with Carret personnel and confirmed by the officers of the Trust and concluded that the quality of services provided by Carret to the Carret Fund were of high quality.

Performance: The Trustees discussed the Fund’s performance relative to its benchmark index and a peer group of other funds provided by an independent third-party. The Trustees acknowledged that the Fund’s performance may differ compared to its peers based on the individual investment mandates of each fund and discussed the impact of the Fund’s strategy change in April 2024 that allowed for investment outside of Kansas. The Trustees noted that the Fund’s returns relative to the Fund’s peer group for the one-year, three-year, five-year, and ten-year periods ended May 31, 2024 were below median. They also reviewed performance compared to a group of Kansas focused funds that was provided by Carret. It was the consensus of the Trustees that the returns were not unreasonable given the Fund’s focus on Kansas bonds.

Investment Advisory Fee Rate and Net Expense Ratio: The Trustees noted that the Carret Fund’s contractual annual advisory fee was 0.30%. The Trustees noted that both the advisory fee and the net operating expenses of the Fund were below the peer group median. After further consideration, the Trustees determined that the annual advisory fee was not unreasonable for the quality of services provided.

Profitability: The Trustees received and reviewed information related to Carret’s profitability with respect to its relationship with the Fund. The Trustees also considered the impact of the expense limitation agreement with respect to Carret’s profits earned. The Trustees then reviewed and discussed Carret’s consolidated financial statements to analyze Carret’s stability. The Trustees considered the level of profit earned by Carret and concluded it was not excessive either in terms of a total dollar amount or as a percentage of gross revenue earned.

Comparable Accounts: The Trustees noted certain information provided by Carret regarding fees charged to its clients utilizing a strategy similar to that employed by the Carret Fund. The Trustees determined that the fee structures applicable to Carret’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Fund, taking into consideration the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts.

Economies of Scale: The Trustees considered whether economies of scale had been reached with respect to Carret’s management of the Fund. They noted the benefits received by shareholders from the expense limitation agreement. The Trustees also considered that Fund shareholders benefited from the scale of Carret’s advisory business, which afforded opportunities in terms of execution, access to markets and research, and similar benefits of institutional investing, but that the Fund’s assets under management now and during the renewal period would likely not result in material additional economies of scale for Carret.

Other Benefits to the Adviser: The Trustees also contemplated whether any other benefits were derived by Carret from its relationship with the Fund, noting that Carret identified no material ancillary benefits.

Having requested and reviewed such information from Carret as the Board believed to be reasonably necessary to evaluate the terms of the Carret Agreement, the Trustees concluded that the compensation of Carret was appropriate under the Carret Agreement and the renewal of the Carret Agreement was in the best interests of the Carret Fund and its shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is filed herein.

(a)(2)	None.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit 99.Cert.

(a)(4)	Not applicable to this report.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached are filed herewith as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	December 9, 2024

By:	/s/ Jill McFate
Jill McFate
Treasurer (Principal Financial Officer)

Date:	December 9, 2024